UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

This report on Form N-CSR relates solely to the Registrant's Consumer Discretionary Portfolio, Consumer Staples Portfolio, Emerging Markets Portfolio, Energy Portfolio, Growth Stock Portfolio, Health Care Portfolio, Industrials Portfolio, International Capital Appreciation Portfolio, Materials Portfolio, Real Estate Portfolio, Technology Portfolio, Telecommunications Portfolio, Utilities Portfolio, and Value Leaders Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Consumer Discretionary Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	1.00%
Actual		$ 1,000.00	$ 1,092.10	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Investor Class	1.08%
Actual		$ 1,000.00	$ 1,092.10	$ 5.60
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Lowe's Companies, Inc.	7.4	6.8
McDonald's Corp.	7.1	8.5
Target Corp.	6.8	6.5
The Walt Disney Co.	5.5	4.2
Comcast Corp. Class A	3.8	5.3
Home Depot, Inc.	3.4	2.9
Staples, Inc.	2.9	3.4
Advance Auto Parts, Inc.	2.6	1.9
Amazon.com, Inc.	2.4	2.1
Carnival Corp. unit	2.2	0.8
	44.1
Top Industries (% of fund's net assets)
As of June 30, 2009
Specialty Retail	27.2%
Hotels, Restaurants & Leisure	20.3%
Media	19.8%
Multiline Retail	7.2%
Textiles, Apparel & Luxury Goods	5.6%
All Others*	19.9%

As of December 31, 2008
Media	26.3%
Specialty Retail	23.8%
Hotels, Restaurants & Leisure	18.2%
Multiline Retail	7.0%
Textiles, Apparel & Luxury Goods	6.8%
All Others*	17.9%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
AUTO COMPONENTS - 3.8%
Auto Parts & Equipment - 3.8%
Autoliv, Inc.	600	$ 17,262
BorgWarner, Inc.	1,500	51,225
Federal-Mogul Corp. Class A (a)	2,305	21,782
Gentex Corp.	2,500	29,000
Johnson Controls, Inc.	7,400	160,728
		279,997
AUTOMOBILES - 0.4%
Motorcycle Manufacturers - 0.4%
Harley-Davidson, Inc.	2,000	32,420
CONSUMER FINANCE - 0.2%
Consumer Finance - 0.2%
Capital One Financial Corp.	800	17,504
DISTRIBUTORS - 0.9%
Distributors - 0.9%
Li & Fung Ltd.	26,000	69,782
DIVERSIFIED CONSUMER SERVICES - 2.7%
Education Services - 2.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	760	54,051
DeVry, Inc.	1,000	50,040
Princeton Review, Inc. (a)	3,479	18,821
Strayer Education, Inc.	342	74,594
		197,506
Specialized Consumer Services - 0.1%
Coinstar, Inc. (a)	200	5,340
TOTAL DIVERSIFIED CONSUMER SERVICES		202,846
FOOD & STAPLES RETAILING - 4.0%
Food Retail - 0.9%
Susser Holdings Corp. (a)	5,900	66,021
Hypermarkets & Super Centers - 3.1%
Costco Wholesale Corp.	3,200	146,240
Wal-Mart Stores, Inc.	1,800	87,192
		233,432
TOTAL FOOD & STAPLES RETAILING		299,453
HOTELS, RESTAURANTS & LEISURE - 20.3%
Casinos & Gaming - 3.9%
Ameristar Casinos, Inc.	1,800	34,254
International Game Technology	3,200	50,880
Las Vegas Sands Corp. unit	300	39,624
Penn National Gaming, Inc. (a)	2,900	84,419
WMS Industries, Inc. (a)	2,600	81,926
		291,103
Hotels, Resorts & Cruise Lines - 4.8%
Carnival Corp. unit	6,300	162,351
Marriott International, Inc. Class A	2,509	55,374

	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	3,100	$ 68,820
Wyndham Worldwide Corp.	6,100	73,932
		360,477
Restaurants - 11.6%
Brinker International, Inc.	2,300	39,169
Burger King Holdings, Inc.	4,500	77,715
Darden Restaurants, Inc.	3,500	115,430
Jack in the Box, Inc. (a)	1,300	29,185
McDonald's Corp.	9,160	526,608
P.F. Chang's China Bistro, Inc. (a)	1,200	38,472
Sonic Corp. (a)	3,500	35,105
		861,684
TOTAL HOTELS, RESTAURANTS & LEISURE		1,513,264
HOUSEHOLD DURABLES - 2.5%
Home Furnishings - 0.3%
Mohawk Industries, Inc. (a)	600	21,408
Homebuilding - 1.4%
Centex Corp.	1,800	15,228
Lennar Corp. Class A	2,200	21,318
M.D.C. Holdings, Inc.	300	9,033
Pulte Homes, Inc.	3,900	34,437
Toll Brothers, Inc. (a)	1,300	22,061
		102,077
Household Appliances - 0.8%
Whirlpool Corp.	1,400	59,584
TOTAL HOUSEHOLD DURABLES		183,069
INTERNET & CATALOG RETAIL - 2.4%
Internet Retail - 2.4%
Amazon.com, Inc. (a)	2,090	174,849
INTERNET SOFTWARE & SERVICES - 1.9%
Internet Software & Services - 1.9%
Google, Inc. Class A (sub. vtg.) (a)	266	112,143
Tencent Holdings Ltd.	2,600	30,345
		142,488
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.7%
Hasbro, Inc.	2,210	53,570
MEDIA - 19.8%
Advertising - 1.3%
Interpublic Group of Companies, Inc. (a)	15,400	77,770
Lamar Advertising Co. Class A (a)	1,300	19,851
		97,621
Cable & Satellite - 8.9%
Comcast Corp. Class A	19,700	285,453
Liberty Media Corp. Entertainment Series A (a)	3,900	104,325
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - continued
The DIRECTV Group, Inc. (a)	4,400	$ 108,724
Time Warner Cable, Inc.	4,182	132,444
Virgin Media, Inc.	3,200	29,920
		660,866
Movies & Entertainment - 8.8%
The Walt Disney Co.	17,400	405,942
Time Warner, Inc.	6,233	157,009
Viacom, Inc. Class B (non-vtg.) (a)	4,000	90,800
		653,751
Publishing - 0.8%
McGraw-Hill Companies, Inc.	2,100	63,231
TOTAL MEDIA		1,475,469
MULTILINE RETAIL - 7.2%
Department Stores - 0.4%
Nordstrom, Inc.	1,300	25,857
General Merchandise Stores - 6.8%
Target Corp.	12,900	509,163
TOTAL MULTILINE RETAIL		535,020
SPECIALTY RETAIL - 27.2%
Apparel Retail - 4.8%
Citi Trends, Inc. (a)	2,100	54,348
Pacific Sunwear of California, Inc. (a)	6,600	22,242
Ross Stores, Inc.	2,500	96,500
TJX Companies, Inc.	1,800	56,628
Urban Outfitters, Inc. (a)	4,400	91,828
Zumiez, Inc. (a)	4,255	34,083
		355,629
Automotive Retail - 4.6%
Advance Auto Parts, Inc.	4,720	195,833
AutoZone, Inc. (a)	483	72,986
Group 1 Automotive, Inc.	1,000	26,020
Monro Muffler Brake, Inc.	800	20,568
Penske Auto Group, Inc.	1,500	24,960
		340,367
Computer & Electronics Retail - 2.0%
Best Buy Co., Inc.	2,600	87,074
Gamestop Corp. Class A (a)	2,800	61,628
		148,702

	Shares	Value
Home Improvement Retail - 11.9%
Home Depot, Inc.	10,784	$ 254,826
Lowe's Companies, Inc.	28,500	553,185
Lumber Liquidators, Inc. (a)	4,900	77,224
		885,235
Specialty Stores - 3.9%
PetSmart, Inc.	1,063	22,812
Sally Beauty Holdings, Inc. (a)	5,700	36,252
Staples, Inc.	10,950	220,862
Tiffany & Co., Inc.	600	15,216
		295,142
TOTAL SPECIALTY RETAIL		2,025,075
TEXTILES, APPAREL & LUXURY GOODS - 5.6%
Apparel, Accessories & Luxury Goods - 1.8%
Coach, Inc.	3,800	102,144
Hanesbrands, Inc. (a)	2,000	30,020
		132,164
Footwear - 3.8%
Deckers Outdoor Corp. (a)	200	14,054
Iconix Brand Group, Inc. (a)	8,361	128,592
NIKE, Inc. Class B	2,800	144,984
		287,630
TOTAL TEXTILES, APPAREL & LUXURY GOODS		419,794
TOTAL COMMON STOCKS (Cost $8,197,317)		7,424,600
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $41,000)	$ 41,000	41,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $8,238,317)		7,465,600
NET OTHER ASSETS - (0.2)%		(12,239)
NET ASSETS - 100%		$ 7,453,361
Legend
(a) Non-income producing
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$41,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 5,489
Deutsche Bank Securities, Inc.	4,867
ING Financial Markets LLC	1,803
J.P. Morgan Securities, Inc.	25,235
Mizuho Securities USA, Inc.	1,803
Morgan Stanley & Co., Inc.	1,803
$ 41,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 498
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,965,155	$ 6,925,531	$ 39,624	$ -
Consumer Staples	299,453	299,453	-	-
Financials	17,504	17,504	-	-
Information Technology	142,488	142,488	-	-
Cash Equivalents	41,000	-	41,000	-
Total Investments in Securities:	$ 7,465,600	$ 7,384,976	$ 80,624	$ -
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 31,050
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	8,574
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(39,624)
Ending Balance	-
Total unrealized gain (loss) on investments held at June 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $966,651 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $382,884 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $41,000) - See accompanying schedule: Unaffiliated issuers (cost $8,238,317)		$ 7,465,600
Cash		785
Foreign currency held at value (cost $4)		3
Receivable for investments sold		97,096
Dividends receivable		3,312
Distributions receivable from Fidelity Central Funds		29
Prepaid expenses		32
Receivable from investment adviser for expense reductions		3,587
Total assets		7,570,444

Liabilities
Payable for investments purchased	$ 66,413
Payable for fund shares redeemed	25,401
Accrued management fee	3,668
Other affiliated payables	939
Other payables and accrued expenses	20,662
Total liabilities		117,083

Net Assets		$ 7,453,361
Net Assets consist of:
Paid in capital		$ 10,680,787
Undistributed net investment income		21,448
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,476,156)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(772,718)
Net Assets		$ 7,453,361

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($3,872,616 ÷ 509,370 shares)	$ 7.60

Investor Class: Net Asset Value, offering price and redemption price per share ($3,580,745 ÷ 471,327 shares)	$ 7.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 51,929
Interest		5
Income from Fidelity Central Funds		498
Total income		52,432

Expenses
Management fee	$ 16,888
Transfer agent fees	6,771
Accounting fees and expenses	1,164
Custodian fees and expenses	6,223
Independent trustees' compensation	22
Audit	14,686
Legal	4
Miscellaneous	264
Total expenses before reductions	46,022
Expense reductions	(15,187)	30,835
Net investment income (loss)		21,597
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(883,565)
Foreign currency transactions	(1)
Total net realized gain (loss)		(883,566)
Change in net unrealized appreciation (depreciation) on investment securities		1,257,367
Net gain (loss)		373,801
Net increase (decrease) in net assets resulting from operations		$ 395,398

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,597	$ 33,831
Net realized gain (loss)	(883,566)	(1,541,532)
Change in net unrealized appreciation (depreciation)	1,257,367	(1,650,912)
Net increase (decrease) in net assets resulting from operations	395,398	(3,158,613)
Distributions to shareholders from net investment income	(820)	(30,645)
Distributions to shareholders from net realized gain	-	(72,042)
Total distributions	(820)	(102,687)
Share transactions - net increase (decrease)	2,528,688	(1,561,450)
Redemption fees	5,547	5,640
Total increase (decrease) in net assets	2,928,813	(4,817,110)

Net Assets
Beginning of period	4,524,548	9,341,658
End of period (including undistributed net investment income of $21,448 and undistributed net investment income of $671, respectively)	$ 7,453,361	$ 4,524,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.96	$ 10.72	$ 12.84	$ 11.45	$ 11.12	$ 10.17
Income from Investment Operations
Net investment income (loss) E	.03	.04	(.01)	.11 H	(.02)	(.04)
Net realized and unrealized gain (loss)	.60	(3.68)	(1.02)	1.33	.35	.99
Total from investment operations	.63	(3.64)	(1.03)	1.44	.33	.95
Distributions from net investment income	- J	(.05)	(.02)	(.06)	-	-
Distributions from net realized gain	-	(.09)	(1.08)	-	-	-
Total distributions	- J	(.13) K	(1.10)	(.06)	-	-
Redemption fees added to paid in capital E	.01	.01	.01	.01	- J	- J
Net asset value, end of period	$ 7.60	$ 6.96	$ 10.72	$ 12.84	$ 11.45	$ 11.12
Total Return B, C, D	9.21%	(34.10)%	(8.14)%	12.63%	2.97%	9.34%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49% A	1.40%	1.10%	1.20%	1.19%	1.35%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.15%	1.14%	1.35%
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.14%	1.12%	1.31%
Net investment income (loss)	.75% A	.48%	(.07)%	.90% H	(.19)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,873	$ 3,212	$ 6,989	$ 13,866	$ 9,616	$ 12,051
Portfolio turnover rate G	157% A	81%	114%	189%	74%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.09 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .13%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share K Total distributions of $.13 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.085 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 6.96	$ 10.72	$ 12.83	$ 11.44	$ 11.49
Income from Investment Operations
Net investment income (loss) E	.02	.04	(.03)	.10 H	(.01)
Net realized and unrealized gain (loss)	.61	(3.68)	(1.02)	1.33	(.04)
Total from investment operations	.63	(3.64)	(1.05)	1.43	(.05)
Distributions from net investment income	- K	(.05)	(.02)	(.05)	-
Distributions from net realized gain	-	(.09)	(1.05)	-	-
Total distributions	- K	(.13) L	(1.07)	(.05)	-
Redemption fees added to paid in capital E	.01	.01	.01	.01	- K
Net asset value, end of period	$ 7.60	$ 6.96	$ 10.72	$ 12.83	$ 11.44
Total Return B, C, D	9.21%	(34.10)%	(8.29)%	12.62%	(.44)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.61% A	1.54%	1.24%	1.41%	1.61% A
Expenses net of fee waivers, if any	1.08% A	1.09%	1.15%	1.25%	1.25% A
Expenses net of all reductions	1.08% A	1.09%	1.15%	1.24%	1.23% A
Net investment income (loss)	.68% A	.39%	(.21)%	.80% H	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,581	$ 1,313	$ 2,352	$ 4,256	$ 339
Portfolio turnover rate G	157% A	81%	114%	189%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.09 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .03%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.13 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Consumer Discretionary Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 483,152
Unrealized depreciation	(1,516,278)
Net unrealized appreciation (depreciation)	$ (1,033,126)
Cost for federal income tax purposes	$ 8,498,726

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,140,765 and $4,558,865, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,360
Investor Class	3,411
$ 6,771

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $978 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	$ 8,950
Investor Class	1.08%	6,228
		$ 15,178

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 545	$ 22,246
Investor Class	275	8,399
Total	$ 820	$ 30,645
From net realized gain
Initial Class	$ -	$ 53,286
Investor Class	-	18,756
Total	$ -	$ 72,042

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	323,598	200,837	$ 2,306,408	$ 1,839,241
Reinvestment of distributions	86	8,451	545	75,532
Shares redeemed	(275,587)	(400,279)	(1,892,877)	(3,312,456)
Net increase (decrease)	48,097	(190,991)	$ 414,076	$ (1,397,683)
Investor Class
Shares sold	375,339	124,737	$ 2,723,218	$ 1,182,888
Reinvestment of distributions	44	3,058	275	27,155
Shares redeemed	(92,615)	(158,673)	(608,881)	(1,373,810)
Net increase (decrease)	282,768	(30,878)	$ 2,114,612	$ (163,767)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCONIC-SANN-0809
1.817358.104

Fidelity® Variable Insurance Products:
Consumer Staples Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	1.00%
Actual		$ 1,000.00	$ 1,025.60	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Investor Class	1.08%
Actual		$ 1,000.00	$ 1,025.60	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	12.6	14.8
CVS Caremark Corp.	8.0	5.6
The Coca-Cola Co.	7.4	10.1
PepsiCo, Inc.	6.2	8.3
Wal-Mart Stores, Inc.	5.1	5.9
British American Tobacco PLC sponsored ADR	4.8	4.0
Colgate-Palmolive Co.	4.2	3.5
Nestle SA (Reg.)	4.1	3.9
Unilever NV (NY Shares)	3.3	2.9
Anheuser-Busch InBev NV	3.2	2.6
	58.9
Top Industries (% of fund's net assets)
As of June 30, 2009
Beverages	30.1%
Food & Staples Retailing	19.2%
Household Products	17.3%
Food Products	16.2%
Tobacco	9.6%
All Others*	7.6%

As of December 31, 2008
Beverages	31.8%
Household Products	18.6%
Food & Staples Retailing	18.0%
Food Products	15.4%
Tobacco	8.5%
All Others*	7.7%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BEVERAGES - 30.1%
Brewers - 7.0%
Anadolu Efes Biracilik ve Malt Sanyii AS	4,700	$ 42,396
Anheuser-Busch InBev NV	13,675	493,743
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	975	63,209
Molson Coors Brewing Co. Class B	11,505	487,007
SABMiller PLC	80	1,625
		1,087,980
Distillers & Vintners - 4.2%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	34,089	432,249
Diageo PLC sponsored ADR	4,045	231,576
		663,825
Soft Drinks - 18.9%
Coca-Cola Enterprises, Inc.	15,400	256,410
Coca-Cola FEMSA SAB de CV sponsored ADR	1,970	79,036
Coca-Cola Icecek AS	6,950	39,690
Cott Corp. (a)	1,400	7,884
Dr Pepper Snapple Group, Inc. (a)	7,675	162,633
Embotelladora Andina SA sponsored ADR	4,650	79,143
Fomento Economico Mexicano SAB de CV sponsored ADR	1,235	39,816
Pepsi Bottling Group, Inc.	4,650	157,356
PepsiCo, Inc.	17,724	974,111
The Coca-Cola Co.	23,950	1,149,361
		2,945,440
TOTAL BEVERAGES		4,697,245
FOOD & STAPLES RETAILING - 19.2%
Drug Retail - 9.0%
CVS Caremark Corp.	38,990	1,242,611
Walgreen Co.	5,250	154,350
		1,396,961
Food Retail - 5.1%
Kroger Co.	14,768	325,634
Safeway, Inc.	23,295	474,519
		800,153
Hypermarkets & Super Centers - 5.1%
Wal-Mart Stores, Inc.	16,300	789,572
TOTAL FOOD & STAPLES RETAILING		2,986,686
FOOD PRODUCTS - 16.2%
Agricultural Products - 3.5%
Archer Daniels Midland Co.	8,710	233,167
Bunge Ltd.	2,505	150,926

	Shares	Value
Corn Products International, Inc.	2,998	$ 80,316
SLC Agricola SA	4,300	39,848
Viterra, Inc. (a)	4,500	39,077
		543,334
Packaged Foods & Meats - 12.7%
Cadbury PLC sponsored ADR	3,359	115,550
Cermaq ASA	5,200	41,432
Danone	1,050	51,814
General Mills, Inc.	7,191	402,840
Lindt & Spruengli AG	2	44,183
Nestle SA (Reg.)	16,791	632,445
Perdigao SA (ON)	100	1,895
PureCircle Ltd. (a)	3,700	14,883
Sadia SA ADR	1,100	8,074
Tyson Foods, Inc. Class A	12,450	156,995
Unilever NV (NY Shares)	21,125	510,803
		1,980,914
TOTAL FOOD PRODUCTS		2,524,248
HOUSEHOLD DURABLES - 0.0%
Housewares & Specialties - 0.0%
Newell Rubbermaid, Inc.	100	1,041
HOUSEHOLD PRODUCTS - 17.3%
Household Products - 17.3%
Colgate-Palmolive Co.	9,292	657,316
Energizer Holdings, Inc. (a)	1,650	86,196
Procter & Gamble Co.	38,350	1,959,685
		2,703,197
PERSONAL PRODUCTS - 3.8%
Personal Products - 3.8%
Avon Products, Inc.	18,436	475,280
Mead Johnson Nutrition Co. Class A	2,500	79,425
Natura Cosmeticos SA	3,100	40,520
		595,225
PHARMACEUTICALS - 2.1%
Pharmaceuticals - 2.1%
Johnson & Johnson	5,588	317,398
Perrigo Co.	53	1,472
		318,870
TOBACCO - 9.6%
Tobacco - 9.6%
Altria Group, Inc.	20,850	341,732
British American Tobacco PLC sponsored ADR	13,320	743,256
Philip Morris International, Inc.	8,370	365,099
Souza Cruz Industria Comerico	1,450	41,556
		1,491,643
TOTAL COMMON STOCKS (Cost $17,715,142)		15,318,155
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b) (Cost $81,361)	81,361	$ 81,361
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $17,796,503)		15,399,516
NET OTHER ASSETS - 1.2%		185,476
NET ASSETS - 100%		$ 15,584,992
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 822
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.9%
United Kingdom	7.0%
Switzerland	4.4%
Netherlands	3.3%
Belgium	3.2%
Brazil	1.3%
Bermuda	1.1%
Others (individually less than 1%)	2.8%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $176,480 all of which will expire on December 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $17,715,142)	$ 15,318,155
Fidelity Central Funds (cost $81,361)	81,361
Total Investments (cost $17,796,503)		$ 15,399,516
Foreign currency held at value (cost $141)		142
Receivable for investments sold		189,136
Receivable for fund shares sold		13,045
Dividends receivable		31,306
Distributions receivable from Fidelity Central Funds		14
Prepaid expenses		97
Receivable from investment adviser for expense reductions		5,940
Total assets		15,639,196

Liabilities
Payable for investments purchased	$ 5,044
Payable for fund shares redeemed	18,256
Accrued management fee	7,604
Other affiliated payables	2,072
Other payables and accrued expenses	21,228
Total liabilities		54,204

Net Assets		$ 15,584,992
Net Assets consist of:
Paid in capital		$ 19,598,274
Undistributed net investment income		170,735
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,786,379)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,397,638)
Net Assets		$ 15,584,992

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($6,588,128 ÷ 747,054 shares)	$ 8.82

Investor Class: Net Asset Value, offering price and redemption price per share ($8,996,864 ÷ 1,021,713 shares)	$ 8.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends		$ 270,502
Interest		4
Income from Fidelity Central Funds		822
Total income		271,328

Expenses
Management fee	$ 51,523
Transfer agent fees	16,435
Accounting fees and expenses	3,545
Custodian fees and expenses	16,370
Independent trustees' compensation	76
Audit	11,493
Legal	916
Miscellaneous	777
Total expenses before reductions	101,135
Expense reductions	(6,220)	94,915
Net investment income (loss)		176,413
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,301,841)
Foreign currency transactions	(903)
Total net realized gain (loss)		(1,302,744)
Change in net unrealized appreciation (depreciation) on: Investment securities	973,532
Assets and liabilities in foreign currencies	201
Total change in net unrealized appreciation (depreciation)		973,733
Net gain (loss)		(329,011)
Net increase (decrease) in net assets resulting from operations		$ (152,598)

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 176,413	$ 278,021
Net realized gain (loss)	(1,302,744)	(472,434)
Change in net unrealized appreciation (depreciation)	973,733	(4,299,638)
Net increase (decrease) in net assets resulting from operations	(152,598)	(4,494,051)
Distributions to shareholders from net investment income	-	(286,028)
Share transactions - net increase (decrease)	(7,490,277)	12,995,494
Redemption fees	4,134	25,741
Total increase (decrease) in net assets	(7,638,741)	8,241,156

Net Assets
Beginning of period	23,223,733	14,982,577
End of period (including undistributed net investment income of $170,735 and distributions in excess of net investment income of $5,678, respectively)	$ 15,584,992	$ 23,223,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.60	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.15	.08
Net realized and unrealized gain (loss)	.14 H	(2.53)	1.11
Total from investment operations	.22	(2.38)	1.19
Distributions from net investment income	-	(.11)	(.04)
Distributions from net realized gain	-	-	(.07)
Total distributions	-	(.11)	(.11)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 8.82	$ 8.60	$ 11.08
Total Return B, C, D	2.56%	(21.35)%	11.92%
Ratios to Average Net Assets F, J
Expenses before reductions	1.05% A	1.12%	1.66% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00% A
Net investment income (loss)	1.99% A	1.47%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,588	$ 9,706	$ 7,964
Portfolio turnover rate G	70% A	91%	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period April 24, 2007 (commencement of operations) to December 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.14	.07
Net realized and unrealized gain (loss)	.14 H	(2.52)	1.11
Total from investment operations	.22	(2.38)	1.18
Distributions from net investment income	-	(.11)	(.04)
Distributions from net realized gain	-	-	(.07)
Total distributions	-	(.11)	(.11)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 8.81	$ 8.59	$ 11.07
Total Return B, C, D	2.56%	(21.41)%	11.82%
Ratios to Average Net Assets F, J
Expenses before reductions	1.16% A	1.22%	1.79% A
Expenses net of fee waivers, if any	1.08% A	1.08%	1.15% A
Expenses net of all reductions	1.08% A	1.08%	1.15% A
Net investment income (loss)	1.91% A	1.39%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,997	$ 13,518	$ 7,018
Portfolio turnover rate G	70% A	91%	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period April 24, 2007 (commencement of operations) to December 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Consumer Staples Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 626,868
Unrealized depreciation	(3,255,045)
Net unrealized appreciation (depreciation)	$ (2,628,177)
Cost for federal income tax purposes	$ 18,027,693

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,295,553 and $13,053,198, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 4,959
Investor Class	11,476
$ 16,435

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $325 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.00%	$ 1,860
Investor Class	1.08%	4,277
		$ 6,137

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $83 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 121,735
Investor Class	-	164,293
Total	$ -	$ 286,028

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	215,989	1,195,732	$ 1,750,321	$ 11,605,548
Reinvestment of distributions	-	14,597	-	121,735
Shares redeemed	(597,409)	(800,693)	(4,705,200)	(7,779,005)
Net increase (decrease)	(381,420)	409,636	$ (2,954,879)	$ 3,948,278
Investor Class
Shares sold	248,909	1,623,656	$ 1,977,663	$ 15,815,233
Reinvestment of distributions	-	19,723	-	164,293
Shares redeemed	(800,760)	(703,808)	(6,513,061)	(6,932,310)
Net increase (decrease)	(551,851)	939,571	$ (4,535,398)	$ 9,047,216

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VCSP-SANN-0809
1.850997.102

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,319.70	$ 6.33
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 1,319.70	$ 6.90
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 1,321.70	$ 7.77
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,319.70	$ 6.33
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,321.70	$ 7.77
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,320.30	$ 6.79
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2009
Brazil	12.2%
United States of America	10.9%
China	9.9%
Korea (South)	8.8%
India	8.1%
Russia	7.3%
Taiwan	7.1%
Hong Kong	6.0%
South Africa	5.7%
Other	24.0%

As of December 31, 2008
Brazil	14.0%
South Africa	10.2%
United States of America	9.6%
China	8.7%
Korea (South)	8.6%
Hong Kong	6.4%
India	5.9%
Taiwan	5.1%
Russia	4.8%
Other	26.7%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	91.9	91.1
Short-Term Investments and Net Other Assets	8.1	8.9
Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	3.3	3.9
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	2.5	3.9
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.4	1.8
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.1	0.0
Industrial & Commercial Bank of China Ltd. (China, Commercial Banks)	1.9	1.9
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.8	1.6
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.8	2.8
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.7	2.8
iShares MSCI Emerging Markets Index ETF (United States of America, Investment Companies)	1.6	0.0
MTN Group LTD.	1.4	1.6
	20.5
Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.0	19.7
Energy	15.3	14.7
Materials	12.5	11.1
Information Technology	10.4	10.7
Telecommunication Services	8.9	12.7
Consumer Discretionary	7.7	4.5
Industrials	5.7	4.3
Consumer Staples	2.7	5.4
Utilities	2.4	4.8
Health Care	1.7	3.2

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.3%
	Shares	Value
Australia - 0.2%
Sino Gold Mining Ltd. (a)	13,808	$ 57,628
Austria - 0.3%
Erste Bank AG	2,900	78,224
Bermuda - 1.1%
Aquarius Platinum Ltd.:
(Australia)	24,381	95,469
(United Kingdom)	1,666	6,372
Credicorp Ltd. (NY Shares)	1,400	81,480
Huabao International Holdings Ltd.	25,000	24,194
Ports Design Ltd.	35,500	83,552
TOTAL BERMUDA		291,067
Brazil - 12.2%
America Latina Logistica SA unit	13,400	82,307
Banco ABC Brasil SA	7,000	26,198
Banco Bradesco SA:
(PN)	15,550	228,659
(PN) sponsored ADR	2,800	41,356
BM&F BOVESPA SA	20,700	123,658
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	1,875	25,200
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	8,200	183,270
Gerdau SA sponsored ADR	14,500	151,815
GVT Holding SA (a)	5,700	94,673
Localiza Rent A Car SA	7,500	46,335
MRV Engenharia e Participacoes SA	7,300	98,996
Net Servicos de Comunicacao SA sponsored ADR	11,900	115,906
OGX Petroleo e Gas Participacoes SA	200	102,626
PDG Realty S.A. Empreendimentos e Participacoes	4,000	42,317
Perdigao SA (ON)	400	7,581
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	22,500	374,052
(PN) sponsored ADR (non-vtg.)	15,000	500,400
sponsored ADR	3,600	147,528
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	7,100	105,577
Vale SA (PN-A) sponsored ADR	35,879	550,743
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	9,632	103,159
TOTAL BRAZIL		3,152,356
Canada - 1.4%
Addax Petroleum, Inc.	2,800	118,755
Eldorado Gold Corp. (a)	5,300	47,755
First Quantum Minerals Ltd.	1,300	62,871
Sherritt International Corp.	7,700	34,690

	Shares	Value
Sino-Forest Corp. (a)	4,200	$ 44,777
Uranium One, Inc. (a)	18,100	41,550
TOTAL CANADA		350,398
Cayman Islands - 1.9%
361 Degrees International Ltd.	39,000	19,626
Anta Sports Products Ltd.	34,000	42,512
China Dongxiang Group Co. Ltd.	142,000	95,462
China High Speed Transmission Equipment Group Co. Ltd.	27,000	53,792
China Shanshui Cement Group Ltd.	46,000	31,874
Eurasia Drilling Co. Ltd. GDR (Reg. S)	5,100	56,967
Geely Automobile Holdings Ltd.	205,000	37,033
Integra Group Holdings unit (a)	26,900	59,180
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,200	34,320
Want Want China Holdings Ltd.	52,000	29,389
Yingli Green Energy Holding Co. Ltd. ADR (a)	1,371	18,577
TOTAL CAYMAN ISLANDS		478,732
China - 9.9%
China Construction Bank Corp. (H Shares)	598,000	463,745
China Merchants Bank Co. Ltd. (H Shares)	112,050	256,489
China National Materials Co. Ltd. (a)	53,000	43,700
China Oilfield Services Ltd. (H Shares)	46,000	49,918
China Railway Construction Corp. Ltd. (H Shares)	51,500	79,477
China Shenhua Energy Co. Ltd. (H Shares)	53,500	197,090
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	16,000	9,373
China Yurun Food Group Ltd.	46,000	69,446
Golden Eagle Retail Group Ltd. (H Shares)	87,000	101,034
Industrial & Commercial Bank of China Ltd.	714,000	497,503
Maanshan Iron & Steel Co. Ltd. (H Shares)	78,000	49,115
NetEase.com, Inc. sponsored ADR (a)	1,400	49,252
PICC Property & Casualty Co. Ltd. (H Shares) (a)	118,000	81,459
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	25,500	172,580
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,600	83,664
Tencent Holdings Ltd.	15,800	184,404
Yantai Changyu Pioneer Wine Co. (B Shares)	11,400	70,387
ZTE Corp. (H Shares)	23,400	81,222
TOTAL CHINA		2,539,858
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	600	222
Common Stocks - continued
	Shares	Value
Czech Republic - 1.2%
Ceske Energeticke Zavody AS	3,700	$ 166,718
Komercni Banka AS	1,000	138,393
TOTAL CZECH REPUBLIC		305,111
Egypt - 0.4%
Commercial International Bank Ltd. sponsored GDR	11,049	97,010
Telecom Egypt SAE	3,980	11,227
TOTAL EGYPT		108,237
Hong Kong - 6.0%
China Mobile (Hong Kong) Ltd.	63,500	635,794
China Overseas Land & Investment Ltd.	56,000	130,066
China Resources Power Holdings Co. Ltd.	46,000	102,329
China Resources Power Holdings Co. Ltd. rights 7/10/09 (a)	4,600	1,959
CNOOC Ltd.	235,000	289,491
CNPC (Hong Kong) Ltd.	180,000	148,647
Hong Kong Exchange & Clearing Ltd.	4,500	70,085
Shanghai Industrial Holdings Ltd. (H Shares)	23,000	92,595
Sino-Ocean Land Holdings Ltd.	78,000	89,273
TOTAL HONG KONG		1,560,239
Hungary - 0.7%
OTP Bank Ltd. (a)	10,000	179,897
India - 8.1%
Bank of Baroda	2,257	21,388
Bharat Heavy Electricals Ltd.	3,556	164,138
Bharti Airtel Ltd. (a)	5,452	91,588
DLF Ltd.	10,064	65,506
Grasim Industries Ltd.	1,389	67,942
Housing Development and Infrastructure Ltd.	6,763	33,100
Housing Development Finance Corp. Ltd.	5,407	265,509
ICICI Bank Ltd.	15,905	240,557
Indiabulls Real Estate Ltd.	4,375	17,899
Infosys Technologies Ltd. sponsored ADR	7,070	260,035
Jain Irrigation Systems Ltd.	5,660	74,748
JSW Steel Ltd.	8,421	108,459
Mahindra & Mahindra Ltd.	6,704	97,050
Maruti Suzuki India Ltd.	2,068	46,295
Power Finance Corp. Ltd.	2,989	12,147
Reliance Industries Ltd.	7,171	303,870
Rural Electrification Corp. Ltd.	4,565	15,626
Tata Power Co. Ltd.	4,400	106,001
Tata Steel Ltd.	10,650	87,129
TOTAL INDIA		2,078,987
Indonesia - 4.3%
PT Astra International Tbk	73,000	170,208
PT Bank Central Asia Tbk	453,500	156,609
PT Bank Mandiri Persero Tbk	218,000	67,808

	Shares	Value
PT Bank Rakyat Indonesia Tbk	256,500	$ 158,310
PT Bumi Resources Tbk	530,000	96,576
PT Indocement Tunggal Prakarsa Tbk	89,500	67,952
PT Indofood Sukses Makmur Tbk	212,500	39,346
PT International Nickel Indonesia Tbk (a)	93,000	37,810
PT Perusahaan Gas Negara Tbk Series B	508,800	157,014
PT Telkomunikasi Indonesia Tbk Series B	202,500	148,787
TOTAL INDONESIA		1,100,420
Ireland - 0.3%
Dragon Oil PLC (a)	13,509	80,785
Israel - 1.4%
Israel Chemicals Ltd.	10,503	104,043
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,200	256,568
TOTAL ISRAEL		360,611
Kazakhstan - 0.5%
JSC Halyk Bank of Kazakhstan unit	8,777	36,425
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	4,300	81,700
TOTAL KAZAKHSTAN		118,125
Korea (South) - 8.8%
Hana Financial Group, Inc.	7,740	166,360
Hyundai Engineering & Construction Co. Ltd.	1,638	68,614
Hyundai Heavy Industries Co. Ltd.	301	44,980
Hyundai Industrial Development & Construction Co.	3,610	114,264
Hyundai Mobis	2,233	195,309
Hyundai Motor Co.	3,089	179,554
Korea Exchange Bank	16,110	125,362
LG Electronics, Inc.	1,704	156,392
LG Innotek Co. Ltd.	283	28,193
MegaStudy Co. Ltd.	341	61,523
Mirae Asset Securities Co. Ltd.	899	49,012
NCsoft Corp.	440	63,163
NHN Corp. (a)	949	131,392
Samsung C&T Corp.	1,730	58,286
Samsung Card Co. Ltd.	1,230	43,370
Samsung Electronics Co. Ltd.	943	437,917
Samsung Securities Co. Ltd.	711	37,814
Shinhan Financial Group Co. Ltd. (a)	9,020	227,248
Taewoong Co. Ltd.	1,058	74,611
TOTAL KOREA (SOUTH)		2,263,364
Luxembourg - 0.9%
ArcelorMittal SA (NY Shares) Class A	3,000	99,240
Evraz Group SA GDR	5,184	98,237
Ternium SA sponsored ADR	2,800	48,328
TOTAL LUXEMBOURG		245,805
Malaysia - 0.0%
Public Bank Bhd	17	44
Common Stocks - continued
	Shares	Value
Mexico - 2.2%
America Movil SAB de CV Series L sponsored ADR	11,900	$ 460,768
Corporacion Geo SA de CV Series B (a)	24,800	48,006
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,997	51,243
TOTAL MEXICO		560,017
Netherlands - 0.3%
X5 Retail Group NV GDR (Reg. S) (a)	4,600	70,150
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	18,000	22,387
Papua New Guinea - 0.2%
Oil Search Ltd.	9,716	42,742
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	3,890	93,477
Philippines - 0.2%
Philippine Long Distance Telephone Co. sponsored ADR	1,200	59,664
Poland - 0.1%
Globe Trade Centre SA (a)	3,200	22,234
Russia - 7.3%
Cherkizovo Group OJSC GDR (a)	1,600	11,040
Magnit OJSC GDR (Reg. S) (a)	8,100	71,928
Novorossiysk Commercial Sea Port JSC	86,500	10,813
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	700	6,720
OAO Gazprom	8,900	46,814
OAO Gazprom sponsored ADR	28,442	576,804
OAO NOVATEK GDR	1,700	81,090
OAO Tatneft unit	4,500	110,250
OJSC MMC Norilsk Nickel sponsored ADR	16,744	152,370
OJSC Oil Company Rosneft GDR (Reg. S)	38,700	210,915
Polymetal JSC GDR (Reg. S) (a)	8,300	73,289
RusHydro OJSC GDR (a)	15,844	60,049
Sberbank (Savings Bank of the Russian Federation)	110,900	140,289
Sberbank (Savings Bank of the Russian Federation) GDR	150	33,034
Sistema JSFC sponsored GDR	5,675	68,497
Uralkali JSC	4,300	14,620
Vimpel Communications sponsored ADR	18,700	220,099
TOTAL RUSSIA		1,888,621
Singapore - 0.7%
Singapore Exchange Ltd.	9,000	44,118
Straits Asia Resources Ltd.	53,000	64,036
Wilmar International Ltd.	18,000	62,386
TOTAL SINGAPORE		170,540

	Shares	Value
South Africa - 5.7%
African Bank Investments Ltd.	34,200	$ 123,158
African Rainbow Minerals Ltd.	6,060	102,081
AngloGold Ashanti Ltd.	2,800	102,763
AngloGold Ashanti Ltd. sponsored ADR	2,500	91,575
Aspen Pharmacare Holdings Ltd.	15,564	110,501
Aveng Ltd.	20,900	94,858
Clicks Group Ltd.	16,800	39,977
Illovo Sugar Ltd.	13,082	47,517
JD Group Ltd.	17,424	91,396
Mr. Price Group Ltd.	24,200	88,120
MTN Group Ltd.	24,208	371,400
Mvelaphanda Resources Ltd. (a)	14,074	55,683
Raubex Group Ltd.	19,396	68,539
Shoprite Holdings Ltd.	11,367	81,072
TOTAL SOUTH AFRICA		1,468,640
Taiwan - 7.1%
Advanced Semiconductor Engineering, Inc.	28,000	16,169
Advanced Semiconductor Engineering, Inc. sponsored ADR	20,200	59,994
Asia Cement Corp.	98,000	104,382
EVA Airways Corp. (a)	95,000	25,499
Farglory Land Development Co. Ltd.	16,000	38,710
First Financial Holding Co. Ltd.	185,032	110,366
Fubon Financial Holding Co. Ltd.	122,000	113,981
Hon Hai Precision Industry Co. Ltd. (Foxconn)	107,232	331,225
HTC Corp.	13,900	196,275
Hung Poo Real Estate Development Co. Ltd.	12,000	15,046
Macronix International Co. Ltd.	61,000	27,660
MediaTek, Inc.	15,000	178,941
Polaris Securities Co. Ltd.	57,000	28,708
Siliconware Precision Industries Co. Ltd.	79,560	92,126
Taiwan Semiconductor Manufacturing Co. Ltd.	112,000	186,439
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	11,800	111,038
Wistron Corp.	72,000	119,416
Yuanta Financial Holding Co. Ltd.	129,000	86,759
TOTAL TAIWAN		1,842,734
Thailand - 0.8%
Central Pattana PCL (For. Reg.)	33,600	19,335
National Finance PCL (For. Reg.)	26,300	10,579
PTT Exploration & Production PCL (For. Reg.)	1,600	6,271
Siam Commercial Bank PCL (For. Reg.)	74,600	160,436
Thai Airways International PCL (For. Reg.) (a)	30,900	12,883
Total Access Communication PCL (For. Reg.)	400	385
TOTAL THAILAND		209,889
Common Stocks - continued
	Shares	Value
Turkey - 2.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	10,000	$ 90,204
Enka Insaat ve Sanayi AS	22,968	71,843
Tofas Turk Otomobil Fabrikasi AS	24,894	43,618
Turk Hava Yollari AO	50,000	75,278
Turkiye Garanti Bankasi AS (a)	74,000	200,733
Turkiye Halk Bankasi	18,000	71,255
Turkiye Is Bankasi AS Series C	33,929	99,963
TOTAL TURKEY		652,894
United Arab Emirates - 0.1%
DP World Ltd.	72,565	26,196
United Kingdom - 1.8%
Cairn Energy PLC (a)	1,800	69,353
Hikma Pharmaceuticals PLC	9,750	75,309
Max Petroleum PLC (a)	92,800	37,786
Randgold Resources Ltd. sponsored ADR	1,400	89,838
Standard Chartered PLC (United Kingdom)	3,700	69,392
Tullow Oil PLC	2,458	37,910
Xstrata PLC	7,900	85,427
TOTAL UNITED KINGDOM		465,015
United States of America - 1.2%
AsiaInfo Holdings, Inc. (a)	584	10,051
Central European Distribution Corp. (a)	3,300	87,681
CTC Media, Inc. (a)	8,300	98,106

	Shares	Value
Freeport-McMoRan Copper & Gold, Inc. Class B	2,100	$ 105,231
Sohu.com, Inc. (a)	300	18,849
TOTAL UNITED STATES OF AMERICA		319,918
TOTAL COMMON STOCKS (Cost $22,599,000)		23,265,228
Investment Companies - 1.6%

United States of America - 1.6%
iShares MSCI Emerging Markets Index ETF (Cost $427,829)	13,000	418,990
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.40% (b) (Cost $1,799,989)	1,799,989	1,799,989
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $24,826,818)	25,484,207
NET OTHER ASSETS - 1.1%	285,294
NET ASSETS - 100%	$ 25,769,501
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,712
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 3,152,356	$ 3,152,356	$ -	$ -
China	2,539,858	2,539,858	-	-
Korea (South)	2,263,364	2,036,116	227,248	-
India	2,078,987	1,989,657	89,330	-
Russia	1,888,621	1,828,572	60,049	-
Taiwan	1,842,734	1,826,565	16,169	-
Hong Kong	1,560,239	634,954	925,285	-
South Africa	1,468,640	1,468,640	-	-
Indonesia	1,100,420	1,100,420	-	-
Other	5,788,999	5,788,999	-	-
Money Market Funds	1,799,989	1,799,989	-	-
Total Investments in Securities:	$ 25,484,207	$ 24,166,126	$ 1,318,081	$ -
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $1,790,850 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $1,309,172 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $23,026,829)	$ 23,684,218
Fidelity Central Funds (cost $1,799,989)	1,799,989
Total Investments (cost $24,826,818)		$ 25,484,207
Cash		94,805
Foreign currency held at value (cost $34,464)		34,460
Receivable for investments sold		152,804
Receivable for fund shares sold		391,177
Dividends receivable		80,494
Distributions receivable from Fidelity Central Funds		897
Prepaid expenses		43
Receivable from investment adviser for expense reductions		53,374
Other receivables		3,829
Total assets		26,296,090

Liabilities
Payable for investments purchased	$ 448,529
Payable for fund shares redeemed	10
Accrued management fee	16,035
Distribution fees payable	217
Other affiliated payables	3,048
Other payables and accrued expenses	58,750
Total liabilities		526,589

Net Assets		$ 25,769,501
Net Assets consist of:
Paid in capital		$ 31,080,855
Undistributed net investment income		102,665
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,072,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		658,212
Net Assets		$ 25,769,501

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($560,664 ÷ 87,028 shares)	$ 6.44

Service Class: Net Asset Value, offering price and redemption price per share ($412,333 ÷ 63,992 shares)	$ 6.44

Service Class 2: Net Asset Value, offering price and redemption price per share ($411,501 ÷ 63,846 shares)	$ 6.45

Initial Class R: Net Asset Value, offering price and redemption price per share ($12,201,679 ÷ 1,894,008 shares)	$ 6.44

Service Class 2R: Net Asset Value, offering price and redemption price per share ($411,501 ÷ 63,846 shares)	$ 6.45

Investor Class R: Net Asset Value, offering price and redemption price per share ($11,771,823 ÷ 1,829,378 shares)	$ 6.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 177,412
Interest		7
Income from Fidelity Central Funds		2,712
		180,131
Less foreign taxes withheld		(12,459)
Total income		167,672

Expenses
Management fee	$ 49,170
Transfer agent fees	10,219
Distribution fees	1,165
Accounting fees and expenses	3,127
Custodian fees and expenses	125,196
Independent trustees' compensation	37
Audit	43,824
Legal	5
Miscellaneous	494
Total expenses before reductions	233,237
Expense reductions	(168,230)	65,007
Net investment income (loss)		102,665
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,625,497)
Foreign currency transactions	(6,296)
Total net realized gain (loss)		(2,631,793)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,653,894
Assets and liabilities in foreign currencies	749
Total change in net unrealized appreciation (depreciation)		5,654,643
Net gain (loss)		3,022,850
Net increase (decrease) in net assets resulting from operations		$ 3,125,515

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	For the period January 23, 2008 (commencement of operations) to December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,665	$ 120,318
Net realized gain (loss)	(2,631,793)	(3,448,972)
Change in net unrealized appreciation (depreciation)	5,654,643	(4,996,431)
Net increase (decrease) in net assets resulting from operations	3,125,515	(8,325,085)
Distributions to shareholders from net investment income	-	(118,460)
Share transactions - net increase (decrease)	14,404,387	16,664,085
Redemption fees	2,491	16,568
Total increase (decrease) in net assets	17,532,393	8,237,108

Net Assets
Beginning of period	8,237,108	-
End of period (including undistributed net investment income of $102,665 and undistributed net investment income of $0, respectively)	$ 25,769,501	$ 8,237,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Year ended December 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.13
Net realized and unrealized gain (loss)	1.51	(5.19)
Total from investment operations	1.56	(5.06)
Distributions from net investment income	-	(.08)
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 6.44	$ 4.88
Total Return B, C, D	31.97%	(50.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.75% A	3.92% A
Expenses net of fee waivers, if any	1.10% A	1.10% A
Expenses net of all reductions	1.02% A	1.02% A
Net investment income (loss)	1.75% A	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 561	$ 516
Portfolio turnover rate G	103% A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 23, 2008 (commencement of operations) to December 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Year ended December 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12
Net realized and unrealized gain (loss)	1.52	(5.19)
Total from investment operations	1.56	(5.07)
Distributions from net investment income	-	(.07)
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 6.44	$ 4.88
Total ReturnB, C, D	31.97%	(50.53)%
Ratios to Average Net AssetsF, I
Expenses before reductions	3.85% A	4.02% A
Expenses net of fee waivers, if any	1.20% A	1.20% A
Expenses net of all reductions	1.12% A	1.12% A
Net investment income (loss)	1.65% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412	$ 396
Portfolio turnover rate G	103% A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 23, 2008 (commencement of operations) to December 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Year ended December 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.11
Net realized and unrealized gain (loss)	1.53	(5.19)
Total from investment operations	1.57	(5.08)
Distributions from net investment income	-	(.06)
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 6.45	$ 4.88
Total ReturnB, C, D	32.17%	(50.65)%
Ratios to Average Net AssetsF, I
Expenses before reductions	4.00% A	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35% A
Expenses net of all reductions	1.27% A	1.27% A
Net investment income (loss)	1.50% A	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412	$ 395
Portfolio turnover rate G	103% A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 23, 2008 (commencement of operations) to December 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2009

Year ended December 31,

(Unaudited)

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.11
Net realized and unrealized gain (loss)	1.51	(5.16)
Total from investment operations	1.56	(5.05)
Distributions from net investment income	-	(.08)
Redemption fees added to paid in capitalE	-J	.01
Net asset value, end of period	$ 6.44	$ 4.88
Total ReturnB, C, D	31.97%	(50.45)%
Ratios to Average Net AssetsF, I
Expenses before reductions	3.82%A	3.71%A
Expenses net of fee waivers, if any	1.10%A	1.10%A
Expenses net of all reductions	1.02%A	1.02%A
Net investment income (loss)	1.75%A	1.54%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,202	$ 3,158
Portfolio turnover rateG	103%A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 23, 2008 (commencement of operations) to December 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Year ended December 31,

(Unaudited)

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.11
Net realized and unrealized gain (loss)	1.53	(5.19)
Total from investment operations	1.57	(5.08)
Distributions from net investment income	-	(.06)
Redemption fees added to paid in capitalE	-J	.02
Net asset value, end of period	$ 6.45	$ 4.88
Total ReturnB, C, D	32.17%	(50.65)%
Ratios to Average Net AssetsF, I
Expenses before reductions	4.00%A	4.17%A
Expenses net of fee waivers, if any	1.35%A	1.35%A
Expenses net of all reductions	1.27%A	1.27%A
Net investment income (loss)	1.50%A	1.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412	$ 395
Portfolio turnover rateG	103%A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 23, 2008 (commencement of operations) to December 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Investor Class R

Six months ended June 30, 2009

Year ended December 31,

(Unaudited)

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10
Net realized and unrealized gain (loss)	1.51	(5.16)
Total from investment operations	1.56	(5.06)
Distributions from net investment income	-	(.08)
Redemption fees added to paid in capital E	-J	.01
Net asset value, end of period	$ 6.43	$ 4.87
Total ReturnB, C, D	32.03%	(50.55)%
Ratios to Average Net AssetsF, I
Expenses before reductions	3.88%A	3.81%A
Expenses net of fee waivers, if any	1.18%A	1.18%A
Expenses net of all reductions	1.10%A	1.10%A
Net investment income (loss)	1.67%A	1.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,772	$ 3,377
Portfolio turnover rate G	103%A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 23, 2008 (commencement of operations) to December 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,448,316
Unrealized depreciation	(2,391,195)
Net unrealized appreciation (depreciation)	$ 57,121
Cost for federal income tax purposes	$ 25,427,086

Trading (Redemption) Fees. Initial Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,102,687 and $5,953,638, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 195
Service Class 2	485
Service Class 2 R	485
$ 1,165

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 273
Service Class	198
Service Class 2	198
Initial Class R	3,268
Service Class 2R	198
Investor Class R	6,084
$ 10,219

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $396 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 6,773
Service Class	1.20%	5,144
Service Class 2	1.35%	5,135
Initial Class R	1.10%	69,319
Service Class 2R	1.35%	5,135
Investor Class R	1.18%	71,857
		$ 163,363

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,867 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008 A
From net investment income
Initial Class	$ -	$ 7,875
Service Class	-	5,365
Service Class 2	-	4,404
Initial Class R	-	46,484
Service Class 2R	-	4,404
Investor Class R	-	49,928
Total	$ -	$ 118,460

A For the period January 23, 2008 (commencement of operations) to December 31, 2008.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008 A	Six months ended June 30, 2009	Year ended December 31, 2008 A
Initial Class
Shares sold	4,713	107,445	$ 28,953	$ 1,068,509
Reinvestment of distributions	-	1,615	-	7,875
Shares redeemed	(23,562)	(3,183)	(126,143)	(22,468)
Net increase (decrease)	(18,849)	105,877	$ (97,190)	$ 1,053,916
Service Class
Shares sold	-	80,001	$ -	$ 800,010
Reinvestment of distributions	-	1,098	-	5,365
Shares redeemed	(17,107)	-	(91,763)	-
Net increase (decrease)	(17,107)	81,099	$ (91,763)	$ 805,375
Service Class 2
Shares sold	-	80,001	$ -	$ 800,010
Reinvestment of distributions	-	902	-	4,404
Shares redeemed	(17,057)	-	(91,606)	-
Net increase (decrease)	(17,057)	80,903	$ (91,606)	$ 804,414
Initial Class R
Shares sold	1,497,425	856,743	$ 8,964,835	$ 8,037,340
Reinvestment of distributions	-	9,532	-	46,484
Shares redeemed	(251,025)	(218,667)	(1,149,291)	(1,627,362)
Net increase (decrease)	1,246,400	647,608	$ 7,815,544	$ 6,456,462
Service Class 2R
Shares sold	-	80,001	$ -	$ 800,010
Reinvestment of distributions	-	902	-	4,404
Shares redeemed	(17,057)	-	(91,607)	-
Net increase (decrease)	(17,057)	80,903	$ (91,607)	$ 804,414
Investor Class R
Shares sold	1,297,128	938,957	$ 7,752,229	$ 8,629,449
Reinvestment of distributions	-	10,240	-	49,928
Shares redeemed	(160,793)	(256,154)	(791,220)	(1,939,873)
Net increase (decrease)	1,136,335	693,043	$ 6,961,009	$ 6,739,504

A For the period January 23, 2008 (commencement of operations) to December 31, 2008.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

VIPEM-SANN-0809
1.858138.101

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio - Class R

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,319.70	$ 6.33
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 1,319.70	$ 6.90
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 1,321.70	$ 7.77
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,319.70	$ 6.33
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,321.70	$ 7.77
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,320.30	$ 6.79
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2009
Brazil	12.2%
United States of America	10.9%
China	9.9%
Korea (South)	8.8%
India	8.1%
Russia	7.3%
Taiwan	7.1%
Hong Kong	6.0%
South Africa	5.7%
Other	24.0%

As of December 31, 2008
Brazil	14.0%
South Africa	10.2%
United States of America	9.6%
China	8.7%
Korea (South)	8.6%
Hong Kong	6.4%
India	5.9%
Taiwan	5.1%
Russia	4.8%
Other	26.7%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	91.9	91.1
Short-Term Investments and Net Other Assets	8.1	8.9
Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	3.3	3.9
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	2.5	3.9
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	2.4	1.8
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.1	0.0
Industrial & Commercial Bank of China Ltd. (China, Commercial Banks)	1.9	1.9
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.8	1.6
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.8	2.8
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.7	2.8
iShares MSCI Emerging Markets Index ETF (United States of America, Investment Companies)	1.6	0.0
MTN Group LTD.	1.4	1.6
	20.5
Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.0	19.7
Energy	15.3	14.7
Materials	12.5	11.1
Information Technology	10.4	10.7
Telecommunication Services	8.9	12.7
Consumer Discretionary	7.7	4.5
Industrials	5.7	4.3
Consumer Staples	2.7	5.4
Utilities	2.4	4.8
Health Care	1.7	3.2

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.3%
	Shares	Value
Australia - 0.2%
Sino Gold Mining Ltd. (a)	13,808	$ 57,628
Austria - 0.3%
Erste Bank AG	2,900	78,224
Bermuda - 1.1%
Aquarius Platinum Ltd.:
(Australia)	24,381	95,469
(United Kingdom)	1,666	6,372
Credicorp Ltd. (NY Shares)	1,400	81,480
Huabao International Holdings Ltd.	25,000	24,194
Ports Design Ltd.	35,500	83,552
TOTAL BERMUDA		291,067
Brazil - 12.2%
America Latina Logistica SA unit	13,400	82,307
Banco ABC Brasil SA	7,000	26,198
Banco Bradesco SA:
(PN)	15,550	228,659
(PN) sponsored ADR	2,800	41,356
BM&F BOVESPA SA	20,700	123,658
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	1,875	25,200
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	8,200	183,270
Gerdau SA sponsored ADR	14,500	151,815
GVT Holding SA (a)	5,700	94,673
Localiza Rent A Car SA	7,500	46,335
MRV Engenharia e Participacoes SA	7,300	98,996
Net Servicos de Comunicacao SA sponsored ADR	11,900	115,906
OGX Petroleo e Gas Participacoes SA	200	102,626
PDG Realty S.A. Empreendimentos e Participacoes	4,000	42,317
Perdigao SA (ON)	400	7,581
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	22,500	374,052
(PN) sponsored ADR (non-vtg.)	15,000	500,400
sponsored ADR	3,600	147,528
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	7,100	105,577
Vale SA (PN-A) sponsored ADR	35,879	550,743
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	9,632	103,159
TOTAL BRAZIL		3,152,356
Canada - 1.4%
Addax Petroleum, Inc.	2,800	118,755
Eldorado Gold Corp. (a)	5,300	47,755
First Quantum Minerals Ltd.	1,300	62,871
Sherritt International Corp.	7,700	34,690

	Shares	Value
Sino-Forest Corp. (a)	4,200	$ 44,777
Uranium One, Inc. (a)	18,100	41,550
TOTAL CANADA		350,398
Cayman Islands - 1.9%
361 Degrees International Ltd.	39,000	19,626
Anta Sports Products Ltd.	34,000	42,512
China Dongxiang Group Co. Ltd.	142,000	95,462
China High Speed Transmission Equipment Group Co. Ltd.	27,000	53,792
China Shanshui Cement Group Ltd.	46,000	31,874
Eurasia Drilling Co. Ltd. GDR (Reg. S)	5,100	56,967
Geely Automobile Holdings Ltd.	205,000	37,033
Integra Group Holdings unit (a)	26,900	59,180
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,200	34,320
Want Want China Holdings Ltd.	52,000	29,389
Yingli Green Energy Holding Co. Ltd. ADR (a)	1,371	18,577
TOTAL CAYMAN ISLANDS		478,732
China - 9.9%
China Construction Bank Corp. (H Shares)	598,000	463,745
China Merchants Bank Co. Ltd. (H Shares)	112,050	256,489
China National Materials Co. Ltd. (a)	53,000	43,700
China Oilfield Services Ltd. (H Shares)	46,000	49,918
China Railway Construction Corp. Ltd. (H Shares)	51,500	79,477
China Shenhua Energy Co. Ltd. (H Shares)	53,500	197,090
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	16,000	9,373
China Yurun Food Group Ltd.	46,000	69,446
Golden Eagle Retail Group Ltd. (H Shares)	87,000	101,034
Industrial & Commercial Bank of China Ltd.	714,000	497,503
Maanshan Iron & Steel Co. Ltd. (H Shares)	78,000	49,115
NetEase.com, Inc. sponsored ADR (a)	1,400	49,252
PICC Property & Casualty Co. Ltd. (H Shares) (a)	118,000	81,459
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	25,500	172,580
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,600	83,664
Tencent Holdings Ltd.	15,800	184,404
Yantai Changyu Pioneer Wine Co. (B Shares)	11,400	70,387
ZTE Corp. (H Shares)	23,400	81,222
TOTAL CHINA		2,539,858
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	600	222
Common Stocks - continued
	Shares	Value
Czech Republic - 1.2%
Ceske Energeticke Zavody AS	3,700	$ 166,718
Komercni Banka AS	1,000	138,393
TOTAL CZECH REPUBLIC		305,111
Egypt - 0.4%
Commercial International Bank Ltd. sponsored GDR	11,049	97,010
Telecom Egypt SAE	3,980	11,227
TOTAL EGYPT		108,237
Hong Kong - 6.0%
China Mobile (Hong Kong) Ltd.	63,500	635,794
China Overseas Land & Investment Ltd.	56,000	130,066
China Resources Power Holdings Co. Ltd.	46,000	102,329
China Resources Power Holdings Co. Ltd. rights 7/10/09 (a)	4,600	1,959
CNOOC Ltd.	235,000	289,491
CNPC (Hong Kong) Ltd.	180,000	148,647
Hong Kong Exchange & Clearing Ltd.	4,500	70,085
Shanghai Industrial Holdings Ltd. (H Shares)	23,000	92,595
Sino-Ocean Land Holdings Ltd.	78,000	89,273
TOTAL HONG KONG		1,560,239
Hungary - 0.7%
OTP Bank Ltd. (a)	10,000	179,897
India - 8.1%
Bank of Baroda	2,257	21,388
Bharat Heavy Electricals Ltd.	3,556	164,138
Bharti Airtel Ltd. (a)	5,452	91,588
DLF Ltd.	10,064	65,506
Grasim Industries Ltd.	1,389	67,942
Housing Development and Infrastructure Ltd.	6,763	33,100
Housing Development Finance Corp. Ltd.	5,407	265,509
ICICI Bank Ltd.	15,905	240,557
Indiabulls Real Estate Ltd.	4,375	17,899
Infosys Technologies Ltd. sponsored ADR	7,070	260,035
Jain Irrigation Systems Ltd.	5,660	74,748
JSW Steel Ltd.	8,421	108,459
Mahindra & Mahindra Ltd.	6,704	97,050
Maruti Suzuki India Ltd.	2,068	46,295
Power Finance Corp. Ltd.	2,989	12,147
Reliance Industries Ltd.	7,171	303,870
Rural Electrification Corp. Ltd.	4,565	15,626
Tata Power Co. Ltd.	4,400	106,001
Tata Steel Ltd.	10,650	87,129
TOTAL INDIA		2,078,987
Indonesia - 4.3%
PT Astra International Tbk	73,000	170,208
PT Bank Central Asia Tbk	453,500	156,609
PT Bank Mandiri Persero Tbk	218,000	67,808

	Shares	Value
PT Bank Rakyat Indonesia Tbk	256,500	$ 158,310
PT Bumi Resources Tbk	530,000	96,576
PT Indocement Tunggal Prakarsa Tbk	89,500	67,952
PT Indofood Sukses Makmur Tbk	212,500	39,346
PT International Nickel Indonesia Tbk (a)	93,000	37,810
PT Perusahaan Gas Negara Tbk Series B	508,800	157,014
PT Telkomunikasi Indonesia Tbk Series B	202,500	148,787
TOTAL INDONESIA		1,100,420
Ireland - 0.3%
Dragon Oil PLC (a)	13,509	80,785
Israel - 1.4%
Israel Chemicals Ltd.	10,503	104,043
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,200	256,568
TOTAL ISRAEL		360,611
Kazakhstan - 0.5%
JSC Halyk Bank of Kazakhstan unit	8,777	36,425
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	4,300	81,700
TOTAL KAZAKHSTAN		118,125
Korea (South) - 8.8%
Hana Financial Group, Inc.	7,740	166,360
Hyundai Engineering & Construction Co. Ltd.	1,638	68,614
Hyundai Heavy Industries Co. Ltd.	301	44,980
Hyundai Industrial Development & Construction Co.	3,610	114,264
Hyundai Mobis	2,233	195,309
Hyundai Motor Co.	3,089	179,554
Korea Exchange Bank	16,110	125,362
LG Electronics, Inc.	1,704	156,392
LG Innotek Co. Ltd.	283	28,193
MegaStudy Co. Ltd.	341	61,523
Mirae Asset Securities Co. Ltd.	899	49,012
NCsoft Corp.	440	63,163
NHN Corp. (a)	949	131,392
Samsung C&T Corp.	1,730	58,286
Samsung Card Co. Ltd.	1,230	43,370
Samsung Electronics Co. Ltd.	943	437,917
Samsung Securities Co. Ltd.	711	37,814
Shinhan Financial Group Co. Ltd. (a)	9,020	227,248
Taewoong Co. Ltd.	1,058	74,611
TOTAL KOREA (SOUTH)		2,263,364
Luxembourg - 0.9%
ArcelorMittal SA (NY Shares) Class A	3,000	99,240
Evraz Group SA GDR	5,184	98,237
Ternium SA sponsored ADR	2,800	48,328
TOTAL LUXEMBOURG		245,805
Malaysia - 0.0%
Public Bank Bhd	17	44
Common Stocks - continued
	Shares	Value
Mexico - 2.2%
America Movil SAB de CV Series L sponsored ADR	11,900	$ 460,768
Corporacion Geo SA de CV Series B (a)	24,800	48,006
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,997	51,243
TOTAL MEXICO		560,017
Netherlands - 0.3%
X5 Retail Group NV GDR (Reg. S) (a)	4,600	70,150
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	18,000	22,387
Papua New Guinea - 0.2%
Oil Search Ltd.	9,716	42,742
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	3,890	93,477
Philippines - 0.2%
Philippine Long Distance Telephone Co. sponsored ADR	1,200	59,664
Poland - 0.1%
Globe Trade Centre SA (a)	3,200	22,234
Russia - 7.3%
Cherkizovo Group OJSC GDR (a)	1,600	11,040
Magnit OJSC GDR (Reg. S) (a)	8,100	71,928
Novorossiysk Commercial Sea Port JSC	86,500	10,813
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	700	6,720
OAO Gazprom	8,900	46,814
OAO Gazprom sponsored ADR	28,442	576,804
OAO NOVATEK GDR	1,700	81,090
OAO Tatneft unit	4,500	110,250
OJSC MMC Norilsk Nickel sponsored ADR	16,744	152,370
OJSC Oil Company Rosneft GDR (Reg. S)	38,700	210,915
Polymetal JSC GDR (Reg. S) (a)	8,300	73,289
RusHydro OJSC GDR (a)	15,844	60,049
Sberbank (Savings Bank of the Russian Federation)	110,900	140,289
Sberbank (Savings Bank of the Russian Federation) GDR	150	33,034
Sistema JSFC sponsored GDR	5,675	68,497
Uralkali JSC	4,300	14,620
Vimpel Communications sponsored ADR	18,700	220,099
TOTAL RUSSIA		1,888,621
Singapore - 0.7%
Singapore Exchange Ltd.	9,000	44,118
Straits Asia Resources Ltd.	53,000	64,036
Wilmar International Ltd.	18,000	62,386
TOTAL SINGAPORE		170,540

	Shares	Value
South Africa - 5.7%
African Bank Investments Ltd.	34,200	$ 123,158
African Rainbow Minerals Ltd.	6,060	102,081
AngloGold Ashanti Ltd.	2,800	102,763
AngloGold Ashanti Ltd. sponsored ADR	2,500	91,575
Aspen Pharmacare Holdings Ltd.	15,564	110,501
Aveng Ltd.	20,900	94,858
Clicks Group Ltd.	16,800	39,977
Illovo Sugar Ltd.	13,082	47,517
JD Group Ltd.	17,424	91,396
Mr. Price Group Ltd.	24,200	88,120
MTN Group Ltd.	24,208	371,400
Mvelaphanda Resources Ltd. (a)	14,074	55,683
Raubex Group Ltd.	19,396	68,539
Shoprite Holdings Ltd.	11,367	81,072
TOTAL SOUTH AFRICA		1,468,640
Taiwan - 7.1%
Advanced Semiconductor Engineering, Inc.	28,000	16,169
Advanced Semiconductor Engineering, Inc. sponsored ADR	20,200	59,994
Asia Cement Corp.	98,000	104,382
EVA Airways Corp. (a)	95,000	25,499
Farglory Land Development Co. Ltd.	16,000	38,710
First Financial Holding Co. Ltd.	185,032	110,366
Fubon Financial Holding Co. Ltd.	122,000	113,981
Hon Hai Precision Industry Co. Ltd. (Foxconn)	107,232	331,225
HTC Corp.	13,900	196,275
Hung Poo Real Estate Development Co. Ltd.	12,000	15,046
Macronix International Co. Ltd.	61,000	27,660
MediaTek, Inc.	15,000	178,941
Polaris Securities Co. Ltd.	57,000	28,708
Siliconware Precision Industries Co. Ltd.	79,560	92,126
Taiwan Semiconductor Manufacturing Co. Ltd.	112,000	186,439
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	11,800	111,038
Wistron Corp.	72,000	119,416
Yuanta Financial Holding Co. Ltd.	129,000	86,759
TOTAL TAIWAN		1,842,734
Thailand - 0.8%
Central Pattana PCL (For. Reg.)	33,600	19,335
National Finance PCL (For. Reg.)	26,300	10,579
PTT Exploration & Production PCL (For. Reg.)	1,600	6,271
Siam Commercial Bank PCL (For. Reg.)	74,600	160,436
Thai Airways International PCL (For. Reg.) (a)	30,900	12,883
Total Access Communication PCL (For. Reg.)	400	385
TOTAL THAILAND		209,889
Common Stocks - continued
	Shares	Value
Turkey - 2.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	10,000	$ 90,204
Enka Insaat ve Sanayi AS	22,968	71,843
Tofas Turk Otomobil Fabrikasi AS	24,894	43,618
Turk Hava Yollari AO	50,000	75,278
Turkiye Garanti Bankasi AS (a)	74,000	200,733
Turkiye Halk Bankasi	18,000	71,255
Turkiye Is Bankasi AS Series C	33,929	99,963
TOTAL TURKEY		652,894
United Arab Emirates - 0.1%
DP World Ltd.	72,565	26,196
United Kingdom - 1.8%
Cairn Energy PLC (a)	1,800	69,353
Hikma Pharmaceuticals PLC	9,750	75,309
Max Petroleum PLC (a)	92,800	37,786
Randgold Resources Ltd. sponsored ADR	1,400	89,838
Standard Chartered PLC (United Kingdom)	3,700	69,392
Tullow Oil PLC	2,458	37,910
Xstrata PLC	7,900	85,427
TOTAL UNITED KINGDOM		465,015
United States of America - 1.2%
AsiaInfo Holdings, Inc. (a)	584	10,051
Central European Distribution Corp. (a)	3,300	87,681
CTC Media, Inc. (a)	8,300	98,106

	Shares	Value
Freeport-McMoRan Copper & Gold, Inc. Class B	2,100	$ 105,231
Sohu.com, Inc. (a)	300	18,849
TOTAL UNITED STATES OF AMERICA		319,918
TOTAL COMMON STOCKS (Cost $22,599,000)		23,265,228
Investment Companies - 1.6%

United States of America - 1.6%
iShares MSCI Emerging Markets Index ETF (Cost $427,829)	13,000	418,990
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.40% (b) (Cost $1,799,989)	1,799,989	1,799,989
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $24,826,818)	25,484,207
NET OTHER ASSETS - 1.1%	285,294
NET ASSETS - 100%	$ 25,769,501
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,712
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 3,152,356	$ 3,152,356	$ -	$ -
China	2,539,858	2,539,858	-	-
Korea (South)	2,263,364	2,036,116	227,248	-
India	2,078,987	1,989,657	89,330	-
Russia	1,888,621	1,828,572	60,049	-
Taiwan	1,842,734	1,826,565	16,169	-
Hong Kong	1,560,239	634,954	925,285	-
South Africa	1,468,640	1,468,640	-	-
Indonesia	1,100,420	1,100,420	-	-
Other	5,788,999	5,788,999	-	-
Money Market Funds	1,799,989	1,799,989	-	-
Total Investments in Securities:	$ 25,484,207	$ 24,166,126	$ 1,318,081	$ -
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $1,790,850 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $1,309,172 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $23,026,829)	$ 23,684,218
Fidelity Central Funds (cost $1,799,989)	1,799,989
Total Investments (cost $24,826,818)		$ 25,484,207
Cash		94,805
Foreign currency held at value (cost $34,464)		34,460
Receivable for investments sold		152,804
Receivable for fund shares sold		391,177
Dividends receivable		80,494
Distributions receivable from Fidelity Central Funds		897
Prepaid expenses		43
Receivable from investment adviser for expense reductions		53,374
Other receivables		3,829
Total assets		26,296,090

Liabilities
Payable for investments purchased	$ 448,529
Payable for fund shares redeemed	10
Accrued management fee	16,035
Distribution fees payable	217
Other affiliated payables	3,048
Other payables and accrued expenses	58,750
Total liabilities		526,589

Net Assets		$ 25,769,501
Net Assets consist of:
Paid in capital		$ 31,080,855
Undistributed net investment income		102,665
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,072,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		658,212
Net Assets		$ 25,769,501

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($560,664 ÷ 87,028 shares)	$ 6.44

Service Class: Net Asset Value, offering price and redemption price per share ($412,333 ÷ 63,992 shares)	$ 6.44

Service Class 2: Net Asset Value, offering price and redemption price per share ($411,501 ÷ 63,846 shares)	$ 6.45

Initial Class R: Net Asset Value, offering price and redemption price per share ($12,201,679 ÷ 1,894,008 shares)	$ 6.44

Service Class 2R: Net Asset Value, offering price and redemption price per share ($411,501 ÷ 63,846 shares)	$ 6.45

Investor Class R: Net Asset Value, offering price and redemption price per share ($11,771,823 ÷ 1,829,378 shares)	$ 6.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 177,412
Interest		7
Income from Fidelity Central Funds		2,712
		180,131
Less foreign taxes withheld		(12,459)
Total income		167,672

Expenses
Management fee	$ 49,170
Transfer agent fees	10,219
Distribution fees	1,165
Accounting fees and expenses	3,127
Custodian fees and expenses	125,196
Independent trustees' compensation	37
Audit	43,824
Legal	5
Miscellaneous	494
Total expenses before reductions	233,237
Expense reductions	(168,230)	65,007
Net investment income (loss)		102,665
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,625,497)
Foreign currency transactions	(6,296)
Total net realized gain (loss)		(2,631,793)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,653,894
Assets and liabilities in foreign currencies	749
Total change in net unrealized appreciation (depreciation)		5,654,643
Net gain (loss)		3,022,850
Net increase (decrease) in net assets resulting from operations		$ 3,125,515

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	For the period January 23, 2008 (commencement of operations) to December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 102,665	$ 120,318
Net realized gain (loss)	(2,631,793)	(3,448,972)
Change in net unrealized appreciation (depreciation)	5,654,643	(4,996,431)
Net increase (decrease) in net assets resulting from operations	3,125,515	(8,325,085)
Distributions to shareholders from net investment income	-	(118,460)
Share transactions - net increase (decrease)	14,404,387	16,664,085
Redemption fees	2,491	16,568
Total increase (decrease) in net assets	17,532,393	8,237,108

Net Assets
Beginning of period	8,237,108	-
End of period (including undistributed net investment income of $102,665 and undistributed net investment income of $0, respectively)	$ 25,769,501	$ 8,237,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Year ended December 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.13
Net realized and unrealized gain (loss)	1.51	(5.19)
Total from investment operations	1.56	(5.06)
Distributions from net investment income	-	(.08)
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 6.44	$ 4.88
Total Return B, C, D	31.97%	(50.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.75% A	3.92% A
Expenses net of fee waivers, if any	1.10% A	1.10% A
Expenses net of all reductions	1.02% A	1.02% A
Net investment income (loss)	1.75% A	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 561	$ 516
Portfolio turnover rate G	103% A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 23, 2008 (commencement of operations) to December 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Year ended December 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12
Net realized and unrealized gain (loss)	1.52	(5.19)
Total from investment operations	1.56	(5.07)
Distributions from net investment income	-	(.07)
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 6.44	$ 4.88
Total ReturnB, C, D	31.97%	(50.53)%
Ratios to Average Net AssetsF, I
Expenses before reductions	3.85% A	4.02% A
Expenses net of fee waivers, if any	1.20% A	1.20% A
Expenses net of all reductions	1.12% A	1.12% A
Net investment income (loss)	1.65% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412	$ 396
Portfolio turnover rate G	103% A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 23, 2008 (commencement of operations) to December 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Year ended December 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.11
Net realized and unrealized gain (loss)	1.53	(5.19)
Total from investment operations	1.57	(5.08)
Distributions from net investment income	-	(.06)
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 6.45	$ 4.88
Total ReturnB, C, D	32.17%	(50.65)%
Ratios to Average Net AssetsF, I
Expenses before reductions	4.00% A	4.17% A
Expenses net of fee waivers, if any	1.35% A	1.35% A
Expenses net of all reductions	1.27% A	1.27% A
Net investment income (loss)	1.50% A	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412	$ 395
Portfolio turnover rate G	103% A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 23, 2008 (commencement of operations) to December 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2009

Year ended December 31,

(Unaudited)

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.11
Net realized and unrealized gain (loss)	1.51	(5.16)
Total from investment operations	1.56	(5.05)
Distributions from net investment income	-	(.08)
Redemption fees added to paid in capitalE	-J	.01
Net asset value, end of period	$ 6.44	$ 4.88
Total ReturnB, C, D	31.97%	(50.45)%
Ratios to Average Net AssetsF, I
Expenses before reductions	3.82%A	3.71%A
Expenses net of fee waivers, if any	1.10%A	1.10%A
Expenses net of all reductions	1.02%A	1.02%A
Net investment income (loss)	1.75%A	1.54%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,202	$ 3,158
Portfolio turnover rateG	103%A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 23, 2008 (commencement of operations) to December 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Year ended December 31,

(Unaudited)

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.11
Net realized and unrealized gain (loss)	1.53	(5.19)
Total from investment operations	1.57	(5.08)
Distributions from net investment income	-	(.06)
Redemption fees added to paid in capitalE	-J	.02
Net asset value, end of period	$ 6.45	$ 4.88
Total ReturnB, C, D	32.17%	(50.65)%
Ratios to Average Net AssetsF, I
Expenses before reductions	4.00%A	4.17%A
Expenses net of fee waivers, if any	1.35%A	1.35%A
Expenses net of all reductions	1.27%A	1.27%A
Net investment income (loss)	1.50%A	1.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412	$ 395
Portfolio turnover rateG	103%A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 23, 2008 (commencement of operations) to December 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Investor Class R

Six months ended June 30, 2009

Year ended December 31,

(Unaudited)

2008H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10
Net realized and unrealized gain (loss)	1.51	(5.16)
Total from investment operations	1.56	(5.06)
Distributions from net investment income	-	(.08)
Redemption fees added to paid in capital E	-J	.01
Net asset value, end of period	$ 6.43	$ 4.87
Total ReturnB, C, D	32.03%	(50.55)%
Ratios to Average Net AssetsF, I
Expenses before reductions	3.88%A	3.81%A
Expenses net of fee waivers, if any	1.18%A	1.18%A
Expenses net of all reductions	1.10%A	1.10%A
Net investment income (loss)	1.67%A	1.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,772	$ 3,377
Portfolio turnover rate G	103%A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 23, 2008 (commencement of operations) to December 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,448,316
Unrealized depreciation	(2,391,195)
Net unrealized appreciation (depreciation)	$ 57,121
Cost for federal income tax purposes	$ 25,427,086

Trading (Redemption) Fees. Initial Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,102,687 and $5,953,638, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 195
Service Class 2	485
Service Class 2 R	485
$ 1,165

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 273
Service Class	198
Service Class 2	198
Initial Class R	3,268
Service Class 2R	198
Investor Class R	6,084
$ 10,219

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $396 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 6,773
Service Class	1.20%	5,144
Service Class 2	1.35%	5,135
Initial Class R	1.10%	69,319
Service Class 2R	1.35%	5,135
Investor Class R	1.18%	71,857
		$ 163,363

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,867 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008 A
From net investment income
Initial Class	$ -	$ 7,875
Service Class	-	5,365
Service Class 2	-	4,404
Initial Class R	-	46,484
Service Class 2R	-	4,404
Investor Class R	-	49,928
Total	$ -	$ 118,460

A For the period January 23, 2008 (commencement of operations) to December 31, 2008.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008 A	Six months ended June 30, 2009	Year ended December 31, 2008 A
Initial Class
Shares sold	4,713	107,445	$ 28,953	$ 1,068,509
Reinvestment of distributions	-	1,615	-	7,875
Shares redeemed	(23,562)	(3,183)	(126,143)	(22,468)
Net increase (decrease)	(18,849)	105,877	$ (97,190)	$ 1,053,916
Service Class
Shares sold	-	80,001	$ -	$ 800,010
Reinvestment of distributions	-	1,098	-	5,365
Shares redeemed	(17,107)	-	(91,763)	-
Net increase (decrease)	(17,107)	81,099	$ (91,763)	$ 805,375
Service Class 2
Shares sold	-	80,001	$ -	$ 800,010
Reinvestment of distributions	-	902	-	4,404
Shares redeemed	(17,057)	-	(91,606)	-
Net increase (decrease)	(17,057)	80,903	$ (91,606)	$ 804,414
Initial Class R
Shares sold	1,497,425	856,743	$ 8,964,835	$ 8,037,340
Reinvestment of distributions	-	9,532	-	46,484
Shares redeemed	(251,025)	(218,667)	(1,149,291)	(1,627,362)
Net increase (decrease)	1,246,400	647,608	$ 7,815,544	$ 6,456,462
Service Class 2R
Shares sold	-	80,001	$ -	$ 800,010
Reinvestment of distributions	-	902	-	4,404
Shares redeemed	(17,057)	-	(91,607)	-
Net increase (decrease)	(17,057)	80,903	$ (91,607)	$ 804,414
Investor Class R
Shares sold	1,297,128	938,957	$ 7,752,229	$ 8,629,449
Reinvestment of distributions	-	10,240	-	49,928
Shares redeemed	(160,793)	(256,154)	(791,220)	(1,939,873)
Net increase (decrease)	1,136,335	693,043	$ 6,961,009	$ 6,739,504

A For the period January 23, 2008 (commencement of operations) to December 31, 2008.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

VIPEMR-SANN-0809
1.872305.101

Fidelity® Variable Insurance Products:
Energy Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.72%
Actual		$ 1,000.00	$ 1,159.70	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Service Class 2.97%
Actual		$ 1,000.00	$ 1,159.60	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86
Investor Class	.83%
Actual		$ 1,000.00	$ 1,160.00	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Occidental Petroleum Corp.	5.3	4.2
Southwestern Energy Co.	4.9	3.2
Range Resources Corp.	3.8	4.1
Transocean Ltd.	3.8	1.0
Weatherford International Ltd.	3.7	1.7
Noble Corp.	3.7	2.8
Schlumberger Ltd. (NY Shares)	3.7	1.7
Marathon Oil Corp.	3.4	2.4
Petrohawk Energy Corp.	3.4	2.4
Cabot Oil & Gas Corp.	2.8	3.8
	38.5
Top Industries (% of fund's net assets)
As of June 30, 2009
Oil, Gas & Consumable Fuels	58.8%
Energy Equipment & Services	35.3%
Electrical Equipment	3.3%
Gas Utilities	1.1%
Construction & Engineering	0.5%
All Others*	1.0%

As of December 31, 2008
Oil, Gas & Consumable Fuels	71.8%
Energy Equipment & Services	21.5%
Electrical Equipment	2.3%
Construction & Engineering	1.0%
Gas Utilities	1.0%
All Others*	2.4%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	10,149	$ 98,445
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	35,100	1,477,359
ELECTRICAL EQUIPMENT - 3.2%
Electrical Components & Equipment - 3.0%
centrotherm photovoltaics AG (a)	14,099	608,924
Energy Conversion Devices, Inc. (a)(d)	57,327	811,177
Evergreen Solar, Inc. (a)(d)	141,706	307,502
First Solar, Inc. (a)(d)	20,100	3,258,612
JA Solar Holdings Co. Ltd. ADR (a)	534,707	2,513,123
Q-Cells SE (a)(d)	9,800	199,324
Sunpower Corp.:
Class A (a)	12,500	333,000
Class B (a)	52,500	1,257,375
		9,289,037
Heavy Electrical Equipment - 0.2%
Vestas Wind Systems AS (a)	7,383	529,200
TOTAL ELECTRICAL EQUIPMENT		9,818,237
ENERGY EQUIPMENT & SERVICES - 35.3%
Oil & Gas Drilling - 15.0%
Atwood Oceanics, Inc. (a)	170,254	4,241,027
ENSCO International, Inc.	19,700	686,939
Helmerich & Payne, Inc. (d)	159,251	4,916,078
Hercules Offshore, Inc. (a)(d)	91,780	364,367
Nabors Industries Ltd. (a)	413,194	6,437,563
Noble Corp.	378,820	11,459,305
Patterson-UTI Energy, Inc.	43,714	562,162
Pride International, Inc. (a)	177,800	4,455,668
Seadrill Ltd.	114,300	1,631,283
Songa Offshore Se (a)	58,000	188,458
Transocean Ltd. (a)	157,347	11,689,309
		46,632,159
Oil & Gas Equipment & Services - 20.3%
Baker Hughes, Inc.	3,100	112,964
Basic Energy Services, Inc. (a)	18,460	126,082
BJ Services Co.	525,860	7,167,472
Cameron International Corp. (a)	11,600	328,280
Complete Production Services, Inc. (a)	20,700	131,652
Core Laboratories NV	12,500	1,089,375
Dresser-Rand Group, Inc. (a)	20,400	532,440
Dril-Quip, Inc. (a)	61,387	2,338,845
Exterran Holdings, Inc. (a)	46,243	741,738
FMC Technologies, Inc. (a)	63,100	2,371,298
Fugro NV (Certificaten Van Aandelen) unit	1,023	42,360
Global Industries Ltd. (a)	184,234	1,042,764
Halliburton Co.	207,074	4,286,432

	Shares	Value
Helix Energy Solutions Group, Inc. (a)	38,900	$ 422,843
Hornbeck Offshore Services, Inc. (a)	36,100	772,179
Key Energy Services, Inc. (a)	31,200	179,712
Lufkin Industries, Inc.	4,000	168,200
National Oilwell Varco, Inc. (a)	213,578	6,975,457
Newpark Resources, Inc. (a)	10,993	31,330
Oceaneering International, Inc. (a)	73,634	3,328,257
Oil States International, Inc. (a)	22,800	551,988
Schlumberger Ltd. (NY Shares)	210,442	11,387,017
Smith International, Inc.	18,968	488,426
Superior Energy Services, Inc. (a)	98,354	1,698,574
Tenaris SA sponsored ADR	59,900	1,619,696
Tidewater, Inc.	33,100	1,418,997
TSC Offshore Group Ltd. (a)	746,000	139,576
Weatherford International Ltd. (a)	586,866	11,479,099
Willbros Group, Inc. (a)	147,233	1,841,885
		62,814,938
TOTAL ENERGY EQUIPMENT & SERVICES		109,447,097
GAS UTILITIES - 1.1%
Gas Utilities - 1.1%
EQT Corp.	30,100	1,050,791
Questar Corp.	68,200	2,118,292
Zhongyu Gas Holdings Ltd. (a)	3,884,000	225,525
		3,394,608
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Teck Resources Ltd. Class B (sub. vtg.)	33,100	527,904
OIL, GAS & CONSUMABLE FUELS - 58.8%
Coal & Consumable Fuels - 7.6%
Arch Coal, Inc.	289,450	4,448,847
CONSOL Energy, Inc.	127,921	4,344,197
Foundation Coal Holdings, Inc.	198,214	5,571,796
Massey Energy Co.	349,600	6,831,184
Peabody Energy Corp.	62,294	1,878,787
PT Bumi Resources Tbk	1,598,000	291,185
		23,365,996
Integrated Oil & Gas - 18.5%
Chevron Corp.	124,600	8,254,750
ConocoPhillips	79,936	3,362,108
ENI SpA sponsored ADR (d)	113,000	5,357,330
Exxon Mobil Corp.	90,474	6,325,037
Hess Corp.	81,200	4,364,500
Marathon Oil Corp.	351,221	10,582,289
Occidental Petroleum Corp.	251,162	16,528,969
Suncor Energy, Inc.	81,800	2,487,547
		57,262,530
Oil & Gas Exploration & Production - 27.8%
Anadarko Petroleum Corp.	122,300	5,551,197
Apache Corp.	24,600	1,774,890
Berry Petroleum Co. Class A	10,714	199,173
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Cabot Oil & Gas Corp.	280,118	$ 8,582,816
Canadian Natural Resources Ltd.	52,600	2,767,255
Chesapeake Energy Corp.	313,195	6,210,657
Comstock Resources, Inc. (a)	107,720	3,560,146
Concho Resources, Inc. (a)	52,544	1,507,487
Denbury Resources, Inc. (a)	205,800	3,031,434
EOG Resources, Inc.	800	54,336
EXCO Resources, Inc. (a)	294,723	3,807,821
Forest Oil Corp. (a)	509	7,594
Newfield Exploration Co. (a)	29,224	954,748
Noble Energy, Inc.	43,627	2,572,684
Oil Search Ltd.	189,702	834,522
OPTI Canada, Inc. (a)	80,500	134,963
Petrobank Energy & Resources Ltd. (a)	15,900	461,785
Petrohawk Energy Corp. (a)	465,694	10,384,976
Plains Exploration & Production Co. (a)	158,762	4,343,728
Quicksilver Resources, Inc. (a)	117,300	1,089,717
Range Resources Corp.	286,700	11,872,247
SandRidge Energy, Inc. (a)	28,695	244,481
Southwestern Energy Co. (a)	392,612	15,252,976
Talisman Energy, Inc.	2,900	41,664
Ultra Petroleum Corp. (a)	22,900	893,100
		86,136,397
Oil & Gas Refining & Marketing - 4.2%
Frontier Oil Corp.	309,041	4,051,528
Holly Corp.	135,624	2,438,520
Sunoco, Inc.	61,437	1,425,338
Tesoro Corp.	74,632	950,065
Valero Energy Corp.	241,957	4,086,654
		12,952,105
Oil & Gas Storage & Transport - 0.7%
El Paso Corp.	163,900	1,512,797
Williams Companies, Inc.	48,550	757,866
		2,270,663
TOTAL OIL, GAS & CONSUMABLE FUELS		181,987,691
TOTAL COMMON STOCKS (Cost $359,362,800)		306,751,341
Convertible Bonds - 0.1%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14 (Cost $180,000)	$ 180,000	$ 206,946
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	1,790,845	1,790,845
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	5,679,890	5,679,890
TOTAL MONEY MARKET FUNDS (Cost $7,470,735)		7,470,735
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $367,013,535)	314,429,022
NET OTHER ASSETS - (1.6)%	(4,901,371)
NET ASSETS - 100%	$ 309,527,651
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,346
Fidelity Securities Lending Cash Central Fund	39,172
Total	$ 47,518
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 291,434,788	$ 291,434,788	$ -	$ -
Industrials	11,394,041	11,394,041	-	-
Materials	527,904	527,904	-	-
Utilities	3,394,608	3,394,608	-	-
Corporate Bonds	206,946	-	206,946	-
Money Market Funds	7,470,735	7,470,735	-	-
Total Investments in Securities:	$ 314,429,022	$ 314,222,076	$ 206,946	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.9%
Switzerland	11.2%
Netherlands Antilles	3.7%
Canada	2.3%
Italy	1.7%
Others (individually less than 1%)	3.2%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $23,129,107 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,614,929) - See accompanying schedule: Unaffiliated issuers (cost $359,542,800)	$ 306,958,287
Fidelity Central Funds (cost $7,470,735)	7,470,735
Total Investments (cost $367,013,535)		$ 314,429,022
Foreign currency held at value (cost $240)		239
Receivable for investments sold		128,061
Receivable for fund shares sold		572,156
Dividends receivable		318,477
Interest receivable		1,329
Distributions receivable from Fidelity Central Funds		6,472
Prepaid expenses		1,680
Other receivables		474
Total assets		315,457,910

Liabilities
Payable for fund shares redeemed	$ 8,626
Accrued management fee	155,073
Distribution fees payable	23,134
Other affiliated payables	34,077
Other payables and accrued expenses	29,459
Collateral on securities loaned, at value	5,679,890
Total liabilities		5,930,259

Net Assets		$ 309,527,651
Net Assets consist of:
Paid in capital		$ 430,920,520
Undistributed net investment income		634,712
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(69,441,189)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(52,586,392)
Net Assets		$ 309,527,651

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($136,343,491 ÷ 10,255,600 shares)	$ 13.29

Service Class 2: Net Asset Value, offering price and redemption price per share ($103,197,446 ÷ 7,808,276 shares)	$ 13.22

Investor Class: Net Asset Value, offering price and redemption price per share ($69,986,714 ÷ 5,275,402 shares)	$ 13.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 1,756,215
Interest		1,361
Income from Fidelity Central Funds		47,518
Total income		1,805,094

Expenses
Management fee	$ 802,354
Transfer agent fees	155,054
Distribution fees	120,411
Accounting and security lending fees	56,730
Custodian fees and expenses	6,075
Independent trustees' compensation	1,120
Registration fees	123
Audit	19,896
Legal	205
Miscellaneous	12,968
Total expenses before reductions	1,174,936
Expense reductions	(4,554)	1,170,382
Net investment income (loss)		634,712
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,186,521)
Foreign currency transactions	(41,788)
Total net realized gain (loss)		(31,228,309)
Change in net unrealized appreciation (depreciation) on: Investment securities	70,107,119
Assets and liabilities in foreign currencies	(1,220)
Total change in net unrealized appreciation (depreciation)		70,105,899
Net gain (loss)		38,877,590
Net increase (decrease) in net assets resulting from operations		$ 39,512,302

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 634,712	$ 197,135
Net realized gain (loss)	(31,228,309)	(26,219,761)
Change in net unrealized appreciation (depreciation)	70,105,899	(343,580,729)
Net increase (decrease) in net assets resulting from operations	39,512,302	(369,603,355)
Distributions to shareholders from net investment income	-	(275,275)
Distributions to shareholders from net realized gain	-	(18,707,189)
Total distributions	-	(18,982,464)
Share transactions - net increase (decrease)	6,629,323	(29,506,360)
Redemption fees	81,717	458,118
Total increase (decrease) in net assets	46,223,342	(417,634,061)

Net Assets
Beginning of period	263,304,309	680,938,370
End of period (including undistributed net investment income of $634,712 and $0, respectively)	$ 309,527,651	$ 263,304,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 26.55	$ 19.04	$ 18.92	$ 13.62	$ 11.04
Income from Investment Operations
Net investment income (loss) E	.03	.03	.07	.09	.10	.10
Net realized and unrealized gain (loss)	1.80	(14.31)	8.62	3.09	6.20	2.53
Total from investment operations	1.83	(14.28)	8.69	3.18	6.30	2.63
Distributions from net investment income	-	(.03)	(.06)	(.16)	(.08)	(.07)
Distributions from net realized gain	-	(.80)	(1.13)	(2.91)	(.94)	-
Total distributions	-	(.83)	(1.19)	(3.07)	(1.02)	(.07)
Redemption fees added to paid in capital E	- I	.02	.01	.01	.02	.02
Net asset value, end of period	$ 13.29	$ 11.46	$ 26.55	$ 19.04	$ 18.92	$ 13.62
Total Return B, C, D	15.97%	(54.26)%	45.97%	16.91%	46.31%	23.96%
Ratios to Average Net Assets F, H
Expenses before reductions	.72% A	.70%	.70%	.71%	.72%	.78%
Expenses net of fee waivers, if any	.72% A	.70%	.70%	.71%	.72%	.78%
Expenses net of all reductions	.72% A	.69%	.70%	.70%	.66%	.74%
Net investment income (loss)	.55% A	.13%	.31%	.43%	.56%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,343	$ 117,940	$ 355,854	$ 280,537	$ 334,368	$ 125,781
Portfolio turnover rate G	131% A	130%	61%	151%	107%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 26.44	$ 18.98	$ 18.90	$ 15.80
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	.02	.04	.04
Net realized and unrealized gain (loss)	1.80	(14.23)	8.58	3.07	4.04
Total from investment operations	1.82	(14.26)	8.60	3.11	4.08
Distributions from net investment income	-	-	(.02)	(.13)	(.07)
Distributions from net realized gain	-	(.80)	(1.13)	(2.91)	(.92)
Total distributions	-	(.80)	(1.15)	(3.04)	(.99)
Redemption fees added to paid in capital E	- J	.02	.01	.01	.01
Net asset value, end of period	$ 13.22	$ 11.40	$ 26.44	$ 18.98	$ 18.90
Total Return B, C, D	15.96%	(54.40)%	45.64%	16.55%	25.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	.95%	.95%	.96%	.97% A
Expenses net of fee waivers, if any	.97% A	.95%	.95%	.96%	.97% A
Expenses net of all reductions	.96% A	.94%	.94%	.95%	.91% A
Net investment income (loss)	.31% A	(.12)%	.07%	.18%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,197	$ 90,109	$ 193,887	$ 70,305	$ 20,211
Portfolio turnover rate G	131% A	130%	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 6, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 26.49	$ 19.00	$ 18.91	$ 16.76
Income from Investment Operations
Net investment income (loss) E	.03	.01	.05	.06	.03
Net realized and unrealized gain (loss)	1.80	(14.28)	8.61	3.08	3.11
Total from investment operations	1.83	(14.27)	8.66	3.14	3.14
Distributions from net investment income	-	-	(.05)	(.15)	(.08)
Distributions from net realized gain	-	(.80)	(1.13)	(2.91)	(.92)
Total distributions	-	(.80)	(1.18)	(3.06)	(1.00)
Redemption fees added to paid in capital E	- J	.02	.01	.01	.01
Net asset value, end of period	$ 13.27	$ 11.44	$ 26.49	$ 19.00	$ 18.91
Total Return B,C, D	16.00%	(54.32)%	45.88%	16.69%	18.73%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.79%	.81%	.84%	.91% A
Expenses net of fee waivers, if any	.83% A	.79%	.81%	.84%	.91% A
Expenses net of all reductions	.82% A	.78%	.81%	.82%	.85% A
Net investment income (loss)	.45% A	.04%	.20%	.31%	.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,987	$ 55,256	$ 131,198	$ 51,436	$ 16,402
Portfolio turnover rate G	131% A	130%	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 40,923,767
Unrealized depreciation	(106,936,772)
Net unrealized appreciation (depreciation)	$ (66,013,005)
Cost for federal income tax purposes	$ 380,442,027

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $192,824,547 and $181,957,646, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, Service Class 2 paid FDC $120,411, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 54,153
Service Class 2	40,435
Investor Class	60,466
$ 155,054

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,815 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $829 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $39,172.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,554 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 256,873
Investor Class	-	18,402
Total	$ -	$ 275,275
From net realized gain
Initial Class	$ -	$ 8,939,423
Service Class 2	-	6,049,173
Investor Class	-	3,718,593
Total	$ -	$ 18,707,189

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	876,730	1,984,359	$ 11,199,906	$ 49,227,554
Reinvestment of distributions	-	627,226	-	9,196,296
Shares redeemed	(916,526)	(5,719,043)	(10,469,083)	(116,160,558)
Net increase (decrease)	(39,796)	(3,107,458)	$ 730,823	$ (57,736,708)
Service Class 2
Shares sold	1,190,179	3,461,499	$ 14,505,302	$ 81,684,684
Reinvestment of distributions	-	428,438	-	6,049,173
Shares redeemed	(1,284,508)	(3,320,478)	(15,043,153)	(66,620,993)
Net increase (decrease)	(94,329)	569,459	$ (537,851)	$ 21,112,864
Investor Class
Shares sold	1,007,591	2,051,429	$ 13,061,371	$ 52,822,887
Reinvestment of distributions	-	264,475	-	3,736,995
Shares redeemed	(563,215)	(2,438,344)	(6,625,020)	(49,442,398)
Net increase (decrease)	444,376	(122,440)	$ 6,436,351	$ 7,117,484

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 67% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 33% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Co.
Quincy, MA

VNRIC-SANN-0809
1.817382.104

Fidelity® Variable Insurance Products:
Energy Portfolio: Service Class 2

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.72%
Actual		$ 1,000.00	$ 1,159.70	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Service Class 2.97%
Actual		$ 1,000.00	$ 1,159.60	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86
Investor Class	.83%
Actual		$ 1,000.00	$ 1,160.00	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Occidental Petroleum Corp.	5.3	4.2
Southwestern Energy Co.	4.9	3.2
Range Resources Corp.	3.8	4.1
Transocean Ltd.	3.8	1.0
Weatherford International Ltd.	3.7	1.7
Noble Corp.	3.7	2.8
Schlumberger Ltd. (NY Shares)	3.7	1.7
Marathon Oil Corp.	3.4	2.4
Petrohawk Energy Corp.	3.4	2.4
Cabot Oil & Gas Corp.	2.8	3.8
	38.5
Top Industries (% of fund's net assets)
As of June 30, 2009
Oil, Gas & Consumable Fuels	58.8%
Energy Equipment & Services	35.3%
Electrical Equipment	3.3%
Gas Utilities	1.1%
Construction & Engineering	0.5%
All Others*	1.0%

As of December 31, 2008
Oil, Gas & Consumable Fuels	71.8%
Energy Equipment & Services	21.5%
Electrical Equipment	2.3%
Construction & Engineering	1.0%
Gas Utilities	1.0%
All Others*	2.4%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	10,149	$ 98,445
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	35,100	1,477,359
ELECTRICAL EQUIPMENT - 3.2%
Electrical Components & Equipment - 3.0%
centrotherm photovoltaics AG (a)	14,099	608,924
Energy Conversion Devices, Inc. (a)(d)	57,327	811,177
Evergreen Solar, Inc. (a)(d)	141,706	307,502
First Solar, Inc. (a)(d)	20,100	3,258,612
JA Solar Holdings Co. Ltd. ADR (a)	534,707	2,513,123
Q-Cells SE (a)(d)	9,800	199,324
Sunpower Corp.:
Class A (a)	12,500	333,000
Class B (a)	52,500	1,257,375
		9,289,037
Heavy Electrical Equipment - 0.2%
Vestas Wind Systems AS (a)	7,383	529,200
TOTAL ELECTRICAL EQUIPMENT		9,818,237
ENERGY EQUIPMENT & SERVICES - 35.3%
Oil & Gas Drilling - 15.0%
Atwood Oceanics, Inc. (a)	170,254	4,241,027
ENSCO International, Inc.	19,700	686,939
Helmerich & Payne, Inc. (d)	159,251	4,916,078
Hercules Offshore, Inc. (a)(d)	91,780	364,367
Nabors Industries Ltd. (a)	413,194	6,437,563
Noble Corp.	378,820	11,459,305
Patterson-UTI Energy, Inc.	43,714	562,162
Pride International, Inc. (a)	177,800	4,455,668
Seadrill Ltd.	114,300	1,631,283
Songa Offshore Se (a)	58,000	188,458
Transocean Ltd. (a)	157,347	11,689,309
		46,632,159
Oil & Gas Equipment & Services - 20.3%
Baker Hughes, Inc.	3,100	112,964
Basic Energy Services, Inc. (a)	18,460	126,082
BJ Services Co.	525,860	7,167,472
Cameron International Corp. (a)	11,600	328,280
Complete Production Services, Inc. (a)	20,700	131,652
Core Laboratories NV	12,500	1,089,375
Dresser-Rand Group, Inc. (a)	20,400	532,440
Dril-Quip, Inc. (a)	61,387	2,338,845
Exterran Holdings, Inc. (a)	46,243	741,738
FMC Technologies, Inc. (a)	63,100	2,371,298
Fugro NV (Certificaten Van Aandelen) unit	1,023	42,360
Global Industries Ltd. (a)	184,234	1,042,764
Halliburton Co.	207,074	4,286,432

	Shares	Value
Helix Energy Solutions Group, Inc. (a)	38,900	$ 422,843
Hornbeck Offshore Services, Inc. (a)	36,100	772,179
Key Energy Services, Inc. (a)	31,200	179,712
Lufkin Industries, Inc.	4,000	168,200
National Oilwell Varco, Inc. (a)	213,578	6,975,457
Newpark Resources, Inc. (a)	10,993	31,330
Oceaneering International, Inc. (a)	73,634	3,328,257
Oil States International, Inc. (a)	22,800	551,988
Schlumberger Ltd. (NY Shares)	210,442	11,387,017
Smith International, Inc.	18,968	488,426
Superior Energy Services, Inc. (a)	98,354	1,698,574
Tenaris SA sponsored ADR	59,900	1,619,696
Tidewater, Inc.	33,100	1,418,997
TSC Offshore Group Ltd. (a)	746,000	139,576
Weatherford International Ltd. (a)	586,866	11,479,099
Willbros Group, Inc. (a)	147,233	1,841,885
		62,814,938
TOTAL ENERGY EQUIPMENT & SERVICES		109,447,097
GAS UTILITIES - 1.1%
Gas Utilities - 1.1%
EQT Corp.	30,100	1,050,791
Questar Corp.	68,200	2,118,292
Zhongyu Gas Holdings Ltd. (a)	3,884,000	225,525
		3,394,608
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Teck Resources Ltd. Class B (sub. vtg.)	33,100	527,904
OIL, GAS & CONSUMABLE FUELS - 58.8%
Coal & Consumable Fuels - 7.6%
Arch Coal, Inc.	289,450	4,448,847
CONSOL Energy, Inc.	127,921	4,344,197
Foundation Coal Holdings, Inc.	198,214	5,571,796
Massey Energy Co.	349,600	6,831,184
Peabody Energy Corp.	62,294	1,878,787
PT Bumi Resources Tbk	1,598,000	291,185
		23,365,996
Integrated Oil & Gas - 18.5%
Chevron Corp.	124,600	8,254,750
ConocoPhillips	79,936	3,362,108
ENI SpA sponsored ADR (d)	113,000	5,357,330
Exxon Mobil Corp.	90,474	6,325,037
Hess Corp.	81,200	4,364,500
Marathon Oil Corp.	351,221	10,582,289
Occidental Petroleum Corp.	251,162	16,528,969
Suncor Energy, Inc.	81,800	2,487,547
		57,262,530
Oil & Gas Exploration & Production - 27.8%
Anadarko Petroleum Corp.	122,300	5,551,197
Apache Corp.	24,600	1,774,890
Berry Petroleum Co. Class A	10,714	199,173
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Cabot Oil & Gas Corp.	280,118	$ 8,582,816
Canadian Natural Resources Ltd.	52,600	2,767,255
Chesapeake Energy Corp.	313,195	6,210,657
Comstock Resources, Inc. (a)	107,720	3,560,146
Concho Resources, Inc. (a)	52,544	1,507,487
Denbury Resources, Inc. (a)	205,800	3,031,434
EOG Resources, Inc.	800	54,336
EXCO Resources, Inc. (a)	294,723	3,807,821
Forest Oil Corp. (a)	509	7,594
Newfield Exploration Co. (a)	29,224	954,748
Noble Energy, Inc.	43,627	2,572,684
Oil Search Ltd.	189,702	834,522
OPTI Canada, Inc. (a)	80,500	134,963
Petrobank Energy & Resources Ltd. (a)	15,900	461,785
Petrohawk Energy Corp. (a)	465,694	10,384,976
Plains Exploration & Production Co. (a)	158,762	4,343,728
Quicksilver Resources, Inc. (a)	117,300	1,089,717
Range Resources Corp.	286,700	11,872,247
SandRidge Energy, Inc. (a)	28,695	244,481
Southwestern Energy Co. (a)	392,612	15,252,976
Talisman Energy, Inc.	2,900	41,664
Ultra Petroleum Corp. (a)	22,900	893,100
		86,136,397
Oil & Gas Refining & Marketing - 4.2%
Frontier Oil Corp.	309,041	4,051,528
Holly Corp.	135,624	2,438,520
Sunoco, Inc.	61,437	1,425,338
Tesoro Corp.	74,632	950,065
Valero Energy Corp.	241,957	4,086,654
		12,952,105
Oil & Gas Storage & Transport - 0.7%
El Paso Corp.	163,900	1,512,797
Williams Companies, Inc.	48,550	757,866
		2,270,663
TOTAL OIL, GAS & CONSUMABLE FUELS		181,987,691
TOTAL COMMON STOCKS (Cost $359,362,800)		306,751,341
Convertible Bonds - 0.1%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14 (Cost $180,000)	$ 180,000	$ 206,946
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	1,790,845	1,790,845
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	5,679,890	5,679,890
TOTAL MONEY MARKET FUNDS (Cost $7,470,735)		7,470,735
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $367,013,535)	314,429,022
NET OTHER ASSETS - (1.6)%	(4,901,371)
NET ASSETS - 100%	$ 309,527,651
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,346
Fidelity Securities Lending Cash Central Fund	39,172
Total	$ 47,518
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 291,434,788	$ 291,434,788	$ -	$ -
Industrials	11,394,041	11,394,041	-	-
Materials	527,904	527,904	-	-
Utilities	3,394,608	3,394,608	-	-
Corporate Bonds	206,946	-	206,946	-
Money Market Funds	7,470,735	7,470,735	-	-
Total Investments in Securities:	$ 314,429,022	$ 314,222,076	$ 206,946	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.9%
Switzerland	11.2%
Netherlands Antilles	3.7%
Canada	2.3%
Italy	1.7%
Others (individually less than 1%)	3.2%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $23,129,107 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,614,929) - See accompanying schedule: Unaffiliated issuers (cost $359,542,800)	$ 306,958,287
Fidelity Central Funds (cost $7,470,735)	7,470,735
Total Investments (cost $367,013,535)		$ 314,429,022
Foreign currency held at value (cost $240)		239
Receivable for investments sold		128,061
Receivable for fund shares sold		572,156
Dividends receivable		318,477
Interest receivable		1,329
Distributions receivable from Fidelity Central Funds		6,472
Prepaid expenses		1,680
Other receivables		474
Total assets		315,457,910

Liabilities
Payable for fund shares redeemed	$ 8,626
Accrued management fee	155,073
Distribution fees payable	23,134
Other affiliated payables	34,077
Other payables and accrued expenses	29,459
Collateral on securities loaned, at value	5,679,890
Total liabilities		5,930,259

Net Assets		$ 309,527,651
Net Assets consist of:
Paid in capital		$ 430,920,520
Undistributed net investment income		634,712
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(69,441,189)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(52,586,392)
Net Assets		$ 309,527,651

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($136,343,491 ÷ 10,255,600 shares)	$ 13.29

Service Class 2: Net Asset Value, offering price and redemption price per share ($103,197,446 ÷ 7,808,276 shares)	$ 13.22

Investor Class: Net Asset Value, offering price and redemption price per share ($69,986,714 ÷ 5,275,402 shares)	$ 13.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 1,756,215
Interest		1,361
Income from Fidelity Central Funds		47,518
Total income		1,805,094

Expenses
Management fee	$ 802,354
Transfer agent fees	155,054
Distribution fees	120,411
Accounting and security lending fees	56,730
Custodian fees and expenses	6,075
Independent trustees' compensation	1,120
Registration fees	123
Audit	19,896
Legal	205
Miscellaneous	12,968
Total expenses before reductions	1,174,936
Expense reductions	(4,554)	1,170,382
Net investment income (loss)		634,712
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,186,521)
Foreign currency transactions	(41,788)
Total net realized gain (loss)		(31,228,309)
Change in net unrealized appreciation (depreciation) on: Investment securities	70,107,119
Assets and liabilities in foreign currencies	(1,220)
Total change in net unrealized appreciation (depreciation)		70,105,899
Net gain (loss)		38,877,590
Net increase (decrease) in net assets resulting from operations		$ 39,512,302

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 634,712	$ 197,135
Net realized gain (loss)	(31,228,309)	(26,219,761)
Change in net unrealized appreciation (depreciation)	70,105,899	(343,580,729)
Net increase (decrease) in net assets resulting from operations	39,512,302	(369,603,355)
Distributions to shareholders from net investment income	-	(275,275)
Distributions to shareholders from net realized gain	-	(18,707,189)
Total distributions	-	(18,982,464)
Share transactions - net increase (decrease)	6,629,323	(29,506,360)
Redemption fees	81,717	458,118
Total increase (decrease) in net assets	46,223,342	(417,634,061)

Net Assets
Beginning of period	263,304,309	680,938,370
End of period (including undistributed net investment income of $634,712 and $0, respectively)	$ 309,527,651	$ 263,304,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 26.55	$ 19.04	$ 18.92	$ 13.62	$ 11.04
Income from Investment Operations
Net investment income (loss) E	.03	.03	.07	.09	.10	.10
Net realized and unrealized gain (loss)	1.80	(14.31)	8.62	3.09	6.20	2.53
Total from investment operations	1.83	(14.28)	8.69	3.18	6.30	2.63
Distributions from net investment income	-	(.03)	(.06)	(.16)	(.08)	(.07)
Distributions from net realized gain	-	(.80)	(1.13)	(2.91)	(.94)	-
Total distributions	-	(.83)	(1.19)	(3.07)	(1.02)	(.07)
Redemption fees added to paid in capital E	- I	.02	.01	.01	.02	.02
Net asset value, end of period	$ 13.29	$ 11.46	$ 26.55	$ 19.04	$ 18.92	$ 13.62
Total Return B, C, D	15.97%	(54.26)%	45.97%	16.91%	46.31%	23.96%
Ratios to Average Net Assets F, H
Expenses before reductions	.72% A	.70%	.70%	.71%	.72%	.78%
Expenses net of fee waivers, if any	.72% A	.70%	.70%	.71%	.72%	.78%
Expenses net of all reductions	.72% A	.69%	.70%	.70%	.66%	.74%
Net investment income (loss)	.55% A	.13%	.31%	.43%	.56%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,343	$ 117,940	$ 355,854	$ 280,537	$ 334,368	$ 125,781
Portfolio turnover rate G	131% A	130%	61%	151%	107%	87%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 26.44	$ 18.98	$ 18.90	$ 15.80
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	.02	.04	.04
Net realized and unrealized gain (loss)	1.80	(14.23)	8.58	3.07	4.04
Total from investment operations	1.82	(14.26)	8.60	3.11	4.08
Distributions from net investment income	-	-	(.02)	(.13)	(.07)
Distributions from net realized gain	-	(.80)	(1.13)	(2.91)	(.92)
Total distributions	-	(.80)	(1.15)	(3.04)	(.99)
Redemption fees added to paid in capital E	- J	.02	.01	.01	.01
Net asset value, end of period	$ 13.22	$ 11.40	$ 26.44	$ 18.98	$ 18.90
Total Return B, C, D	15.96%	(54.40)%	45.64%	16.55%	25.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	.95%	.95%	.96%	.97% A
Expenses net of fee waivers, if any	.97% A	.95%	.95%	.96%	.97% A
Expenses net of all reductions	.96% A	.94%	.94%	.95%	.91% A
Net investment income (loss)	.31% A	(.12)%	.07%	.18%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,197	$ 90,109	$ 193,887	$ 70,305	$ 20,211
Portfolio turnover rate G	131% A	130%	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 6, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 26.49	$ 19.00	$ 18.91	$ 16.76
Income from Investment Operations
Net investment income (loss) E	.03	.01	.05	.06	.03
Net realized and unrealized gain (loss)	1.80	(14.28)	8.61	3.08	3.11
Total from investment operations	1.83	(14.27)	8.66	3.14	3.14
Distributions from net investment income	-	-	(.05)	(.15)	(.08)
Distributions from net realized gain	-	(.80)	(1.13)	(2.91)	(.92)
Total distributions	-	(.80)	(1.18)	(3.06)	(1.00)
Redemption fees added to paid in capital E	- J	.02	.01	.01	.01
Net asset value, end of period	$ 13.27	$ 11.44	$ 26.49	$ 19.00	$ 18.91
Total Return B,C, D	16.00%	(54.32)%	45.88%	16.69%	18.73%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.79%	.81%	.84%	.91% A
Expenses net of fee waivers, if any	.83% A	.79%	.81%	.84%	.91% A
Expenses net of all reductions	.82% A	.78%	.81%	.82%	.85% A
Net investment income (loss)	.45% A	.04%	.20%	.31%	.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,987	$ 55,256	$ 131,198	$ 51,436	$ 16,402
Portfolio turnover rate G	131% A	130%	61%	151%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 40,923,767
Unrealized depreciation	(106,936,772)
Net unrealized appreciation (depreciation)	$ (66,013,005)
Cost for federal income tax purposes	$ 380,442,027

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $192,824,547 and $181,957,646, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, Service Class 2 paid FDC $120,411, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 54,153
Service Class 2	40,435
Investor Class	60,466
$ 155,054

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,815 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $829 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $39,172.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,554 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 256,873
Investor Class	-	18,402
Total	$ -	$ 275,275
From net realized gain
Initial Class	$ -	$ 8,939,423
Service Class 2	-	6,049,173
Investor Class	-	3,718,593
Total	$ -	$ 18,707,189

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	876,730	1,984,359	$ 11,199,906	$ 49,227,554
Reinvestment of distributions	-	627,226	-	9,196,296
Shares redeemed	(916,526)	(5,719,043)	(10,469,083)	(116,160,558)
Net increase (decrease)	(39,796)	(3,107,458)	$ 730,823	$ (57,736,708)
Service Class 2
Shares sold	1,190,179	3,461,499	$ 14,505,302	$ 81,684,684
Reinvestment of distributions	-	428,438	-	6,049,173
Shares redeemed	(1,284,508)	(3,320,478)	(15,043,153)	(66,620,993)
Net increase (decrease)	(94,329)	569,459	$ (537,851)	$ 21,112,864
Investor Class
Shares sold	1,007,591	2,051,429	$ 13,061,371	$ 52,822,887
Reinvestment of distributions	-	264,475	-	3,736,995
Shares redeemed	(563,215)	(2,438,344)	(6,625,020)	(49,442,398)
Net increase (decrease)	444,376	(122,440)	$ 6,436,351	$ 7,117,484

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 67% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 33% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Co.
Quincy, MA

VNR2-SANN-0809
1.833454.103

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.85%
Actual		$ 1,000.00	$ 1,144.20	$ 4.52
Hypothetical A		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.95%
Actual		$ 1,000.00	$ 1,142.10	$ 5.05
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2	1.10%
Actual		$ 1,000.00	$ 1,141.40	$ 5.84
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class	.93%
Actual		$ 1,000.00	$ 1,142.10	$ 4.94
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.3	1.7
Google, Inc. Class A (sub. vtg.)	3.5	2.9
Apple, Inc.	3.2	1.7
Procter & Gamble Co.	2.7	3.1
Cisco Systems, Inc.	2.4	2.1
Wal-Mart Stores, Inc.	2.3	1.6
Allergan, Inc.	2.3	0.6
The Coca-Cola Co.	2.1	1.8
Nestle SA sponsored ADR	2.0	1.6
Inverness Medical Innovations, Inc.	2.0	1.1
	26.8
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.6	30.1
Health Care	16.6	16.0
Consumer Staples	13.9	13.8
Consumer Discretionary	11.4	11.3
Industrials	9.4	11.9
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stocks 99.2%		Stocks 100.2%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets† (0.2)%
* Foreign investments	8.6%	** Foreign investments	9.4%

† Short-term Investments and Net Other Assets are not included in pie chart.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.8%
BorgWarner, Inc.	800	$ 27,320
Johnson Controls, Inc.	3,000	65,160
		92,480
Automobiles - 0.4%
Ford Motor Co. (a)	7,300	44,311
Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp.	1,000	57,490
Penn National Gaming, Inc. (a)	600	17,466
Starbucks Corp. (a)	6,600	91,674
Wyndham Worldwide Corp.	7,400	89,688
		256,318
Household Durables - 1.4%
Mohawk Industries, Inc. (a)	1,700	60,656
Tempur-Pedic International, Inc. (d)	8,000	104,560
		165,216
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	1,650	138,039
Media - 0.2%
Interpublic Group of Companies, Inc. (a)	5,300	26,765
Multiline Retail - 1.2%
Macy's, Inc.	4,400	51,744
Target Corp.	2,200	86,834
		138,578
Specialty Retail - 2.2%
Best Buy Co., Inc.	2,200	73,678
Casual Male Retail Group, Inc. (a)(d)	11,600	25,404
Lowe's Companies, Inc.	1,600	31,056
Staples, Inc.	3,300	66,561
TJX Companies, Inc.	2,100	66,066
		262,765
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	2,700	72,576
G-III Apparel Group Ltd. (a)	5,400	62,046
Phillips-Van Heusen Corp.	900	25,821
Polo Ralph Lauren Corp. Class A	1,500	80,310
		240,753
TOTAL CONSUMER DISCRETIONARY		1,365,225
CONSUMER STAPLES - 13.9%
Beverages - 2.7%
Anheuser-Busch InBev NV	1,800	64,990
The Coca-Cola Co.	5,350	256,747
		321,737
Food & Staples Retailing - 5.0%
Costco Wholesale Corp.	5,100	233,070
Safeway, Inc.	4,200	85,554

	Shares	Value
Wal-Mart Stores, Inc.	5,700	$ 276,108
Whole Foods Market, Inc.	300	5,694
		600,426
Food Products - 2.8%
Green Mountain Coffee Roasters, Inc. (a)	600	35,472
Nestle SA sponsored ADR	6,400	240,768
Smart Balance, Inc. (a)	5,200	35,412
The J.M. Smucker Co.	600	29,196
		340,848
Household Products - 2.7%
Procter & Gamble Co.	6,300	321,930
Personal Products - 0.7%
Avon Products, Inc.	3,400	87,652
TOTAL CONSUMER STAPLES		1,672,593
ENERGY - 4.6%
Energy Equipment & Services - 0.7%
Schlumberger Ltd. (NY Shares)	1,590	86,035
Oil, Gas & Consumable Fuels - 3.9%
Chesapeake Energy Corp.	1,500	29,745
CONSOL Energy, Inc.	1,110	37,696
Exxon Mobil Corp.	2,190	153,103
Marathon Oil Corp.	2,900	87,377
Massey Energy Co.	2,600	50,804
Range Resources Corp.	700	28,987
Southwestern Energy Co. (a)	1,500	58,275
Ultra Petroleum Corp. (a)	600	23,400
		469,387
TOTAL ENERGY		555,422
FINANCIALS - 6.2%
Capital Markets - 1.8%
Deutsche Bank AG (NY Shares)	500	30,500
Goldman Sachs Group, Inc.	200	29,488
Janus Capital Group, Inc.	4,000	45,600
Legg Mason, Inc.	1,000	24,380
Morgan Stanley	2,800	79,828
		209,796
Commercial Banks - 1.3%
CapitalSource, Inc.	8,100	39,528
KeyCorp	2,000	10,480
Wells Fargo & Co.	4,600	111,596
		161,604
Diversified Financial Services - 2.0%
Bank of America Corp.	4,600	60,720
CME Group, Inc.	400	124,444
JPMorgan Chase & Co.	1,500	51,165
		236,329
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.6%
Genworth Financial, Inc. Class A (non-vtg.)	5,900	$ 41,241
Lincoln National Corp.	2,100	36,141
		77,382
Real Estate Investment Trusts - 0.3%
Simon Property Group, Inc.	707	36,361
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	2,700	25,272
TOTAL FINANCIALS		746,744
HEALTH CARE - 16.6%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	1,300	53,456
Alnylam Pharmaceuticals, Inc. (a)	1,100	24,497
Biogen Idec, Inc. (a)	1,600	72,240
Cougar Biotechnology, Inc. (a)	900	38,664
Dendreon Corp. (a)	1,100	27,335
Gilead Sciences, Inc. (a)	1,100	51,524
RXi Pharmaceuticals Corp. (a)	2,654	12,049
United Therapeutics Corp. (a)	500	41,665
		321,430
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	2,400	24,336
Covidien PLC	3,400	127,296
Inverness Medical Innovations, Inc. (a)	6,625	235,718
NuVasive, Inc. (a)	500	22,300
		409,650
Health Care Providers & Services - 3.1%
CardioNet, Inc. (a)	600	9,792
Express Scripts, Inc. (a)	1,700	116,875
Humana, Inc. (a)	1,200	38,712
Medco Health Solutions, Inc. (a)	3,100	141,391
UnitedHealth Group, Inc.	2,700	67,446
		374,216
Health Care Technology - 0.4%
Cerner Corp. (a)	700	43,603
Life Sciences Tools & Services - 1.2%
Bruker BioSciences Corp. (a)	1,600	14,816
Illumina, Inc. (a)	1,800	70,092
QIAGEN NV (a)	3,500	65,065
		149,973
Pharmaceuticals - 5.8%
Abbott Laboratories	1,800	84,672
Allergan, Inc.	5,700	271,206
Ardea Biosciences, Inc. (a)	400	6,296
Cadence Pharmaceuticals, Inc. (a)	2,200	21,978
Johnson & Johnson	2,100	119,280
King Pharmaceuticals, Inc. (a)	4,400	42,372

	Shares	Value
Merck & Co., Inc.	3,600	$ 100,656
Optimer Pharmaceuticals, Inc. (a)	1,300	19,461
ViroPharma, Inc. (a)	1,900	11,267
Vivus, Inc. (a)	2,500	15,200
		692,388
TOTAL HEALTH CARE		1,991,260
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	3,500	109,900
United Technologies Corp.	2,500	129,900
		239,800
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	200	10,430
United Parcel Service, Inc. Class B	1,000	49,990
		60,420
Building Products - 0.1%
Masco Corp.	1,700	16,286
Electrical Equipment - 2.2%
American Superconductor Corp. (a)	1,000	26,250
AMETEK, Inc.	2,200	76,076
First Solar, Inc. (a)	400	64,848
Regal-Beloit Corp.	700	27,804
Rockwell Automation, Inc.	1,400	44,968
Satcon Technology Corp. (a)(d)	10,900	19,620
		259,566
Industrial Conglomerates - 0.2%
Textron, Inc.	2,800	27,048
Machinery - 1.9%
Cummins, Inc.	1,600	56,336
Danaher Corp.	1,100	67,914
Duoyuan Global Water, Inc. ADR	100	2,428
Ingersoll-Rand Co. Ltd. Class A	800	16,720
Navistar International Corp. (a)	1,000	43,600
PACCAR, Inc.	700	22,757
Timken Co.	1,300	22,204
		231,959
Professional Services - 1.1%
Manpower, Inc.	1,350	57,159
Monster Worldwide, Inc. (a)	2,800	33,068
MPS Group, Inc. (a)	3,100	23,684
Randstad Holdings NV (a)	600	16,593
		130,504
Road & Rail - 1.4%
Ryder System, Inc.	1,400	39,088
Union Pacific Corp.	2,500	130,150
		169,238
TOTAL INDUSTRIALS		1,134,821
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 5.3%
Cisco Systems, Inc. (a)	15,200	$ 283,328
Juniper Networks, Inc. (a)	1,200	28,320
Palm, Inc. (a)	2,800	46,396
QUALCOMM, Inc.	4,800	216,960
Research In Motion Ltd. (a)	800	56,840
		631,844
Computers & Peripherals - 5.5%
Apple, Inc. (a)	2,690	383,137
Dell, Inc. (a)	7,600	104,348
Hewlett-Packard Co.	3,100	119,815
Seagate Technology	4,900	51,254
		658,554
Electronic Equipment & Components - 1.4%
Corning, Inc.	7,400	118,844
Ingram Micro, Inc. Class A (a)	1,600	28,000
Itron, Inc. (a)	500	27,535
		174,379
Internet Software & Services - 4.3%
Baidu.com, Inc. sponsored ADR (a)	100	30,109
Google, Inc. Class A (sub. vtg.) (a)	1,000	421,590
NetEase.com, Inc. sponsored ADR (a)	700	24,626
Sohu.com, Inc. (a)	400	25,132
Tencent Holdings Ltd.	1,600	18,674
		520,131
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	3,060	81,702
Semiconductors & Semiconductor Equipment - 3.8%
ASML Holding NV (NY Shares)	1,700	36,805
Atmel Corp. (a)	6,100	22,753
Intel Corp.	10,900	180,395
KLA-Tencor Corp.	1,100	27,775
Lam Research Corp. (a)	1,200	31,200
Marvell Technology Group Ltd. (a)	4,100	47,724
Skyworks Solutions, Inc. (a)	7,800	76,284
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,800	35,758
		458,694
Software - 10.6%
BMC Software, Inc. (a)	2,800	94,612
Changyou.com Ltd. (A Shares) ADR	100	3,847
Citrix Systems, Inc. (a)	2,000	63,780
Electronic Arts, Inc. (a)	3,800	82,536
Informatica Corp. (a)	2,700	46,413
McAfee, Inc. (a)	1,100	46,409
Microsoft Corp.	21,700	515,806
Oracle Corp.	10,100	216,342
Red Hat, Inc. (a)	2,000	40,260

	Shares	Value
Sourcefire, Inc. (a)	3,400	$ 42,126
Sybase, Inc. (a)	3,700	115,958
		1,268,089
TOTAL INFORMATION TECHNOLOGY		3,793,393
MATERIALS - 4.2%
Chemicals - 2.2%
Albemarle Corp.	600	15,342
Dow Chemical Co.	4,600	74,244
E.I. du Pont de Nemours & Co.	1,700	43,554
Monsanto Co.	720	53,525
The Mosaic Co.	1,800	79,740
		266,405
Containers & Packaging - 0.2%
Sealed Air Corp.	900	16,605
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd. (Canada)	200	10,536
ArcelorMittal SA (NY Shares) Class A	700	23,156
Eldorado Gold Corp. (a)	2,800	25,229
Freeport-McMoRan Copper & Gold, Inc. Class B	1,000	50,110
Newmont Mining Corp.	1,800	73,566
Steel Dynamics, Inc.	1,700	25,041
Yamana Gold, Inc.	900	8,001
		215,639
TOTAL MATERIALS		498,649
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	3,000	94,590
Sprint Nextel Corp. (a)	12,600	60,606
		155,196
TOTAL COMMON STOCKS (Cost $12,157,406)		11,913,303
Money Market Funds - 0.4%

Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c) (Cost $45,750)	45,750	45,750
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $13,000)	$ 13,000	$ 13,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $12,216,156)		11,972,053
NET OTHER ASSETS - 0.3%		41,263
NET ASSETS - 100%		$ 12,013,316
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 1,740
Deutsche Bank Securities, Inc.	1,543
ING Financial Markets LLC	572
J.P. Morgan Securities, Inc.	8,001
Mizuho Securities USA, Inc.	572
Morgan Stanley & Co., Inc.	572
$ 13,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 583
Fidelity Securities Lending Cash Central Fund	1,148
Total	$ 1,731
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,365,225	$ 1,365,225	$ -	$ -
Consumer Staples	1,672,593	1,672,593	-	-
Energy	555,422	555,422	-	-
Financials	746,744	746,744	-	-
Health Care	1,991,260	1,991,260	-	-
Industrials	1,134,821	1,134,821	-	-
Information Technology	3,793,393	3,793,393	-	-
Materials	498,649	498,649	-	-
Telecommunication Services	155,196	155,196	-	-
Cash Equivalents	13,000	-	13,000	-
Money Market Funds	45,750	45,750	-	-
Total Investments in Securities:	$ 11,972,053	$ 11,959,053	$ 13,000	$ -
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 15,525
Total Realized Gain (Loss)	(2,552)
Total Unrealized Gain (Loss)	(525)
Cost of Purchases	-
Proceeds of Sales	(12,448)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
Total unrealized gain (loss) on investments held at June 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,310,717 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $1,420,589 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,800 and repurchase agreements of $13,000) - See accompanying schedule: Unaffiliated issuers (cost $12,170,406)	$ 11,926,303
Fidelity Central Funds (cost $45,750)	45,750
Total Investments (cost $12,216,156)		$ 11,972,053
Cash		978
Receivable for investments sold		821,486
Receivable for fund shares sold		5,489
Dividends receivable		8,638
Distributions receivable from Fidelity Central Funds		67
Prepaid expenses		72
Receivable from investment adviser for expense reductions		4,162
Other receivables		295
Total assets		12,813,240

Liabilities
Payable for investments purchased	$ 714,107
Payable for fund shares redeemed	3,361
Accrued management fee	5,707
Distribution fees payable	464
Other affiliated payables	1,433
Other payables and accrued expenses	29,102
Collateral on securities loaned, at value	45,750
Total liabilities		799,924

Net Assets		$ 12,013,316
Net Assets consist of:
Paid in capital		$ 18,150,368
Undistributed net investment income		26,341
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,919,239)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(244,154)
Net Assets		$ 12,013,316

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($4,097,859 ÷ 459,062 shares)	$ 8.93

Service Class: Net Asset Value, offering price and redemption price per share ($868,864 ÷ 97,832 shares)	$ 8.88

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,769,597 ÷ 201,094 shares)	$ 8.80

Investor Class: Net Asset Value, offering price and redemption price per share ($5,276,996 ÷ 594,064 shares)	$ 8.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 78,013
Interest		9
Income from Fidelity Central Funds		1,731
Total income		79,753

Expenses
Management fee	$ 30,743
Transfer agent fees	10,764
Distribution fees	2,873
Accounting and security lending fees	2,122
Custodian fees and expenses	14,394
Independent trustees' compensation	43
Audit	20,885
Legal	8
Miscellaneous	496
Total expenses before reductions	82,328
Expense reductions	(31,401)	50,927
Net investment income (loss)		28,826
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(352))	(2,022,322)
Foreign currency transactions	(582)
Total net realized gain (loss)		(2,022,904)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,513,726
Assets and liabilities in foreign currencies	(39)
Total change in net unrealized appreciation (depreciation)		3,513,687
Net gain (loss)		1,490,783
Net increase (decrease) in net assets resulting from operations		$ 1,519,609

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,826	$ 23,446
Net realized gain (loss)	(2,022,904)	(3,782,197)
Change in net unrealized appreciation (depreciation)	3,513,687	(7,520,377)
Net increase (decrease) in net assets resulting from operations	1,519,609	(11,279,128)
Distributions to shareholders from net investment income	(6,009)	(17,221)
Share transactions - net increase (decrease)	511,756	(9,270,016)
Total increase (decrease) in net assets	2,025,356	(20,566,365)

Net Assets
Beginning of period	9,987,960	30,554,325
End of period (including undistributed net investment income of $26,341 and undistributed net investment income of $3,524, respectively)	$ 12,013,316	$ 9,987,960

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.81	$ 14.15	$ 12.07	$ 11.94	$ 11.14	$ 11.79
Income from Investment Operations
Net investment income (loss) E	.02	.02	- K	- K	.01	.04 I
Net realized and unrealized gain (loss)	1.11	(6.34)	2.74	.13	.83	.23
Total from investment operations	1.13	(6.32)	2.74	.13	.84	.27
Distributions from net investment income	(.01)	(.02)	-	- K	(.01)	(.02)
Distributions from net realized gain	-	-	(.66)	-	(.04)	(.90)
Total distributions	(.01)	(.02)	(.66)	- K	(.04) L	(.92)
Net asset value, end of period	$ 8.93	$ 7.81	$ 14.15	$ 12.07	$ 11.94	$ 11.14
Total Return B,C,D	14.42%	(44.67)%	22.67%	1.12%	7.57%	2.31%
Ratios to Average Net Assets F,J
Expenses before reductions	1.42% A	1.16%	1.10%	.98%	1.01%	1.94%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.86%	.85%	1.00%
Expenses net of all reductions	.85% A	.85%	.84%	.86%	.81%	.95%
Net investment income (loss)	.61% A	.19%	-% H	.03%	.12%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,098	$ 3,368	$ 13,752	$ 7,414	$ 22,750	$ 1,938
Portfolio turnover rate G	204% A	137%	167%	93%	91%	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Investment income per share reflects a special dividend which amounted to $.05 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.78	$ 14.08	$ 12.02	$ 11.90	$ 11.12	$ 11.77
Income from Investment Operations
Net investment income (loss) E	.02	.01	(.01)	(.01)	- K	.03 I
Net realized and unrealized gain (loss)	1.09	(6.30)	2.73	.13	.82	.24
Total from investment operations	1.11	(6.29)	2.72	.12	.82	.27
Distributions from net investment income	(.01)	(.01)	-	-	(.01)	(.02)
Distributions from net realized gain	-	-	(.66)	-	(.04)	(.90)
Total distributions	(.01)	(.01)	(.66)	-	(.04) L	(.92)
Net asset value, end of period	$ 8.88	$ 7.78	$ 14.08	$ 12.02	$ 11.90	$ 11.12
Total Return B,C,D	14.21%	(44.71)%	22.60%	1.01%	7.41%	2.32%
Ratios to Average Net Assets F,J
Expenses before reductions	1.48% A	1.22%	1.17%	1.16%	1.36%	1.97%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.96%	.97%	1.10%
Expenses net of all reductions	.95% A	.95%	.95%	.95%	.92%	1.05%
Net investment income (loss)	.51% A	.09%	(.10)%	(.07)%	-% H	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 869	$ 1,021	$ 2,545	$ 2,077	$ 2,056	$ 1,914
Portfolio turnover rate G	204% A	137%	167%	93%	91%	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Investment income per share reflects a special dividend which amounted to $.05 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.71	$ 13.96	$ 11.95	$ 11.84	$ 11.08	$ 11.75
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.03)	(.03)	(.02)	.01 H
Net realized and unrealized gain (loss)	1.08	(6.24)	2.70	.14	.82	.24
Total from investment operations	1.09	(6.25)	2.67	.11	.80	.25
Distributions from net investment income	-	-	-	-	(.01)	(.02)
Distributions from net realized gain	-	-	(.66)	-	(.04)	(.90)
Total distributions	-	-	(.66)	-	(.04) J	(.92)
Net asset value, end of period	$ 8.80	$ 7.71	$ 13.96	$ 11.95	$ 11.84	$ 11.08
Total Return B,C,D	14.14%	(44.77)%	22.31%	.93%	7.25%	2.14%
Ratios to Average Net Assets F,I
Expenses before reductions	1.73% A	1.42%	1.38%	1.35%	1.51%	2.12%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.11%	1.12%	1.25%
Expenses net of all reductions	1.10% A	1.10%	1.09%	1.10%	1.07%	1.20%
Net investment income (loss)	.36% A	(.06)%	(.25)%	(.22)%	(.15)%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,770	$ 2,183	$ 5,116	$ 3,220	$ 2,729	$ 2,544
Portfolio turnover rate G	204% A	137%	167%	93%	91%	151%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.78	$ 14.10	$ 12.05	$ 11.94	$ 11.64
Income from Investment Operations
Net investment income (loss) E	.02	.01	(.02)	(.01)	- J
Net realized and unrealized gain (loss)	1.09	(6.31)	2.73	.12	.30
Total from investment operations	1.11	(6.30)	2.71	.11	.30
Distributions from net investment income	(.01)	(.02)	-	- J	-
Distributions from net realized gain	-	-	(.66)	-	-
Total distributions	(.01)	(.02)	(.66)	- J	-
Net asset value, end of period	$ 8.88	$ 7.78	$ 14.10	$ 12.05	$ 11.94
Total Return B,C,D	14.21%	(44.69)%	22.45%	.95%	2.58%
Ratios to Average Net Assets F,I
Expenses before reductions	1.49% A	1.25%	1.22%	1.21%	1.16% A
Expenses net of fee waivers, if any	.93% A	.93%	1.00%	1.01%	1.00% A
Expenses net of all reductions	.93% A	.93%	.99%	1.01%	.96% A
Net investment income (loss)	.53% A	.11%	(.15)%	(.12)%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,277	$ 3,416	$ 9,142	$ 3,849	$ 2,209
Portfolio turnover rate G	204% A	137%	167%	93%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Growth Stock Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,035,058
Unrealized depreciation	(1,586,777)
Net unrealized appreciation (depreciation)	$ (551,719)
Cost for federal income tax purposes	$ 12,523,772

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,315,878 and $10,904,180, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 456
Service Class 2	2,417
$ 2,873

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,918
Service Class	443
Service Class 2	1,879
Investor Class	5,524
$ 10,764

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $784 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,148.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	.85%	$ 10,456
Service Class	.95%	2,425
Service Class 2	1.10%	6,096
Investor Class	.93	12,418
		$ 31,395

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 2,425	$ 8,154
Service Class	623	656
Investor Class	2,961	8,411
Total	$ 6,009	$ 17,221

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	174,191	180,482	$ 1,388,826	$ 2,074,455
Reinvestment of distributions	318	1,060	2,425	8,154
Shares redeemed	(146,508)	(722,244)	(1,165,744)	(8,341,769)
Net increase (decrease)	28,001	(540,702)	$ 225,507	$ (6,259,160)
Service Class
Reinvestment of distributions	83	86	$ 624	$ 656
Shares redeemed	(33,491)	(49,669)	(265,283)	(519,049)
Net increase (decrease)	(33,408)	(49,583)	$ (264,659)	$ (518,393)
Service Class 2
Shares sold	20,425	79,695	$ 153,044	$ 920,792
Shares redeemed	(102,515)	(162,963)	(807,683)	(1,660,933)
Net increase (decrease)	(82,090)	(83,268)	$ (654,639)	$ (740,141)
Investor Class
Shares sold	268,439	281,169	$ 2,096,354	$ 3,422,986
Reinvestment of distributions	390	1,099	2,961	8,411
Shares redeemed	(113,892)	(491,415)	(893,768)	(5,183,719)
Net increase (decrease)	154,937	(209,147)	$ 1,205,547	$ (1,752,322)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 89% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGR-SANN-0809
1.787988.106

Fidelity® Variable Insurance Products:
Health Care Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.86%
Actual		$ 1,000.00	$ 1,104.30	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Investor Class	.97%
Actual		$ 1,000.00	$ 1,103.30	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Covidien PLC	5.9	3.9
Pfizer, Inc.	5.7	6.3
Medco Health Solutions, Inc.	5.2	5.0
Allergan, Inc.	4.7	2.0
Merck & Co., Inc.	4.6	6.6
Express Scripts, Inc.	4.0	2.3
Amgen, Inc.	3.7	3.7
Baxter International, Inc.	3.6	4.1
Illumina, Inc.	3.2	1.2
C.R. Bard, Inc.	2.8	0.0
	43.4
Top Industries (% of fund's net assets)
As of June 30, 2009
Health Care Equipment & Supplies	25.4%
Pharmaceuticals	24.5%
Health Care Providers & Services	20.6%
Biotechnology	13.3%
Life Sciences Tools & Services	11.7%
All Others*	4.5%

As of December 31, 2008
Pharmaceuticals	35.8%
Biotechnology	20.9%
Health Care Equipment & Supplies	17.7%
Health Care Providers & Services	17.7%
Life Sciences Tools & Services	3.2%
All Others*	4.7%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BIOTECHNOLOGY - 13.3%
Biotechnology - 13.3%
Alexion Pharmaceuticals, Inc. (a)	8,000	$ 328,960
Alnylam Pharmaceuticals, Inc. (a)	8,200	182,614
Amgen, Inc. (a)	38,740	2,050,896
Biogen Idec, Inc. (a)	25,564	1,154,215
BioMarin Pharmaceutical, Inc. (a)(d)	29,277	457,014
Dendreon Corp. (a)	5,800	144,130
Genzyme Corp. (a)	3,300	183,711
Gilead Sciences, Inc. (a)	24,569	1,150,812
GTx, Inc. (a)(d)	8,800	81,224
Momenta Pharmaceuticals, Inc. (a)	7,962	95,783
Myriad Genetics, Inc. (a)	15,610	556,497
Myriad Pharmaceuticals, Inc. (a)	202	939
OncoGenex Pharmaceuticals, Inc. (a)(d)	2,400	52,512
OSI Pharmaceuticals, Inc. (a)	9,790	276,372
Theravance, Inc. (a)	12,412	181,712
United Therapeutics Corp. (a)	6,400	533,312
		7,430,703
CHEMICALS - 0.6%
Fertilizers & Agricultural Chemicals - 0.6%
Monsanto Co.	4,650	345,681
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. Class A (a)	37,339	133,300
Stewart Enterprises, Inc. Class A	36,432	175,602
		308,902
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	7,000	142,170
FOOD & STAPLES RETAILING - 1.0%
Drug Retail - 1.0%
CVS Caremark Corp.	17,342	552,690
HEALTH CARE EQUIPMENT & SUPPLIES - 25.4%
Health Care Equipment - 21.4%
Abiomed, Inc. (a)	22,137	195,248
Baxter International, Inc.	38,410	2,034,194
Boston Scientific Corp. (a)	121,498	1,231,990
C.R. Bard, Inc.	21,119	1,572,310
Conceptus, Inc. (a)	14,500	245,050
Covidien PLC	88,588	3,316,728
Edwards Lifesciences Corp. (a)	11,918	810,782
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(f)	7,563	33,696
warrants 8/2/12 (a)(f)	1,900	8,866
ev3, Inc. (a)	26,483	283,898
HeartWare International, Inc. unit (a)	98,438	69,794
Kinetic Concepts, Inc. (a)	5,503	149,957
Masimo Corp. (a)	11,616	280,062
Micrus Endovascular Corp. (a)	19,895	179,851

	Shares	Value
Nobel Biocare Holding AG (Switzerland)	14,002	$ 305,714
NuVasive, Inc. (a)	11,100	495,060
Orthofix International NV (a)	5,200	130,052
Quidel Corp. (a)	13,300	193,648
St. Jude Medical, Inc. (a)	10,912	448,483
		11,985,383
Health Care Supplies - 4.0%
Align Technology, Inc. (a)(d)	15,183	160,940
Cooper Companies, Inc.	27,992	692,242
InfuSystems Holdings, Inc. (a)	52,900	158,171
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	4,900	392
Inverness Medical Innovations, Inc. (a)	29,485	1,049,076
RTI Biologics, Inc. (a)	42,400	181,896
		2,242,717
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		14,228,100
HEALTH CARE PROVIDERS & SERVICES - 20.6%
Health Care Distributors & Services - 1.7%
Henry Schein, Inc. (a)	14,900	714,455
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	38,100	202,313
		916,768
Health Care Facilities - 1.7%
Hanger Orthopedic Group, Inc. (a)	26,090	354,563
Health Management Associates, Inc. Class A (a)	46,800	231,192
Sun Healthcare Group, Inc. (a)	7,427	62,684
Universal Health Services, Inc. Class B	6,341	309,758
		958,197
Health Care Services - 10.2%
Express Scripts, Inc. (a)	32,960	2,266,000
Fresenius Medical Care AG & Co. KGaA sponsored ADR	6,300	283,500
Genoptix, Inc. (a)	3,300	105,567
Health Grades, Inc. (a)	46,666	182,464
Medco Health Solutions, Inc. (a)	63,230	2,883,920
		5,721,451
Managed Health Care - 7.0%
CIGNA Corp.	59,100	1,423,719
Health Net, Inc. (a)	19,400	301,670
Humana, Inc. (a)	21,107	680,912
UnitedHealth Group, Inc.	42,105	1,051,783
WellPoint, Inc. (a)	9,108	463,506
		3,921,590
TOTAL HEALTH CARE PROVIDERS & SERVICES		11,518,006
HEALTH CARE TECHNOLOGY - 1.2%
Health Care Technology - 1.2%
Allscripts-Misys Healthcare Solutions, Inc.	11,889	188,560
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
Cerner Corp. (a)(d)	6,500	$ 404,885
MedAssets, Inc. (a)	5,090	99,001
		692,446
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
WebMD Health Corp. Class A (a)(d)	7,600	227,392
LIFE SCIENCES TOOLS & SERVICES - 11.7%
Life Sciences Tools & Services - 11.7%
AMAG Pharmaceuticals, Inc. (a)	2,800	153,076
Bruker BioSciences Corp. (a)	32,757	303,330
Illumina, Inc. (a)	45,753	1,781,622
Life Technologies Corp. (a)	29,558	1,233,160
Millipore Corp. (a)	4,900	344,029
PerkinElmer, Inc.	23,200	403,680
QIAGEN NV (a)	76,224	1,417,004
Waters Corp. (a)	18,125	932,894
		6,568,795
PHARMACEUTICALS - 24.0%
Pharmaceuticals - 24.0%
Abbott Laboratories	21,602	1,016,158
Allergan, Inc.	55,582	2,644,592
Ardea Biosciences, Inc. (a)	7,171	112,872
Auxilium Pharmaceuticals, Inc. (a)	3,500	109,830
Cadence Pharmaceuticals, Inc. (a)(d)	24,212	241,878
Cardiome Pharma Corp. (a)	24,900	94,839
Johnson & Johnson	10,391	590,209
King Pharmaceuticals, Inc. (a)	58,900	567,207
Merck & Co., Inc.	93,200	2,605,872
Optimer Pharmaceuticals, Inc. (a)	12,200	182,634
Pfizer, Inc.	212,300	3,184,500
Pronova BioPharma ASA (a)	37,800	100,491
Roche Holding AG (participation certificate)	3,534	480,460
Schering-Plough Corp.	15,200	381,824
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,221	948,364
XenoPort, Inc. (a)	6,960	161,263
		13,422,993
TOTAL COMMON STOCKS (Cost $55,385,885)		55,437,878
Convertible Preferred Stocks - 0.2%

PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Mylan, Inc. 6.50% (Cost $60,032)	100	85,875
Nonconvertible Bonds - 0.3%
	Principal Amount	Value
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
Elan Finance PLC/Elan Finance Corp. 4.8831% 11/15/11 (e) (Cost $140,672)	$ 180,000	$ 158,400
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	216,134	216,134
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	928,325	928,325
TOTAL MONEY MARKET FUNDS (Cost $1,144,459)		1,144,459
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $56,731,048)		56,826,612
NET OTHER ASSETS - (1.5)%		(835,823)
NET ASSETS - 100%		$ 55,990,789
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,562 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 1
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 2
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,882
Fidelity Securities Lending Cash Central Fund	11,177
Total	$ 15,059
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 308,902	$ 308,902	$ -	$ -
Consumer Staples	552,690	552,690	-	-
Health Care	53,946,918	53,818,481	128,437	-
Information Technology	369,562	369,562	-	-
Materials	345,681	345,681	-	-
Corporate Bonds	158,400	-	158,400	-
Money Market Funds	1,144,459	1,144,459	-	-
Total Investments in Securities:	$ 56,826,612	$ 56,539,775	$ 286,837	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.8%
Ireland	6.2%
Netherlands	2.5%
Israel	1.7%
Switzerland	1.5%
Others (individually less than 1%)	1.3%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $3,482,538 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $3,627,749 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $894,940) - See accompanying schedule: Unaffiliated issuers (cost $55,586,589)	$ 55,682,153
Fidelity Central Funds (cost $1,144,459)	1,144,459
Total Investments (cost $56,731,048)		$ 56,826,612
Foreign currency held at value (cost $54)		52
Receivable for investments sold Regular delivery		394,955
Delayed delivery		15,527
Receivable for fund shares sold		2,815
Dividends receivable		58,787
Interest receivable		1,099
Distributions receivable from Fidelity Central Funds		1,217
Prepaid expenses		349
Other receivables		5,307
Total assets		57,306,720

Liabilities
Payable to custodian bank	$ 21,188
Payable for investments purchased	282,279
Payable for fund shares redeemed	22,649
Accrued management fee	25,862
Other affiliated payables	6,234
Other payables and accrued expenses	29,394
Collateral on securities loaned, at value	928,325
Total liabilities		1,315,931

Net Assets		$ 55,990,789
Net Assets consist of:
Paid in capital		$ 68,407,565
Undistributed net investment income		151,839
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,663,414)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,799
Net Assets		$ 55,990,789

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($35,413,420 ÷ 3,933,368 shares)	$ 9.00

Investor Class: Net Asset Value, offering price and redemption price per share ($20,577,369 ÷ 2,294,605 shares)	$ 8.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends		$ 384,373
Interest		13,154
Income from Fidelity Central Funds		15,059
Total income		412,586

Expenses
Management fee	$ 162,907
Transfer agent fees	39,333
Accounting and security lending fees	11,368
Custodian fees and expenses	24,139
Independent trustees' compensation	233
Audit	19,447
Legal	47
Miscellaneous	2,496
Total expenses before reductions	259,970
Expense reductions	(287)	259,683
Net investment income (loss)		152,903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(796))	(4,007,701)
Foreign currency transactions	565
Total net realized gain (loss)		(4,007,136)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $796)	8,905,907
Assets and liabilities in foreign currencies	(64)
Total change in net unrealized appreciation (depreciation)		8,905,843
Net gain (loss)		4,898,707
Net increase (decrease) in net assets resulting from operations		$ 5,051,610

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 152,903	$ 231,435
Net realized gain (loss)	(4,007,136)	(8,428,451)
Change in net unrealized appreciation (depreciation)	8,905,843	(21,596,246)
Net increase (decrease) in net assets resulting from operations	5,051,610	(29,793,262)
Distributions to shareholders from net investment income	-	(250,509)
Distributions to shareholders from net realized gain	-	(9,280,105)
Total distributions	-	(9,530,614)
Share transactions - net increase (decrease)	(8,940,623)	16,530,814
Redemption fees	18,307	31,180
Total increase (decrease) in net assets	(3,870,706)	(22,761,882)

Net Assets
Beginning of period	59,861,495	82,623,377
End of period (including undistributed net investment income of $151,839 and distributions in excess of net investment income of $1,064, respectively)	$ 55,990,789	$ 59,861,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 13.57	$ 13.17	$ 12.39	$ 10.61	$ 9.77
Income from Investment Operations
Net investment income (loss) E	.02	.04	.03	.04	.01	.03
Net realized and unrealized gain (loss)	.83	(4.05)	1.25	.75	1.80	.84
Total from investment operations	.85	(4.01)	1.28	.79	1.81	.87
Distributions from net investment income	-	(.04)	(.07)	(.01)	(.03)	(.04)
Distributions from net realized gain	-	(1.37)	(.81)	-	-	-
Total distributions	-	(1.41)	(.88)	(.01)	(.03)	(.04)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 9.00	$ 8.15	$ 13.57	$ 13.17	$ 12.39	$ 10.61
Total Return B, C, D	10.43%	(32.31)%	10.21%	6.34%	17.05%	8.97%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.84%	.81%	.77%	.75%	.77%
Expenses net of fee waivers, if any	.86% A	.84%	.81%	.77%	.75%	.77%
Expenses net of all reductions	.86% A	.84%	.80%	.76%	.70%	.76%
Net investment income (loss)	.57% A	.36%	.23%	.33%	.06%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,413	$ 37,961	$ 55,676	$ 69,418	$ 118,928	$ 65,718
Portfolio turnover rate G	170% A	189%	128%	106%	122%	56%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 13.53	$ 13.14	$ 12.37	$ 11.64
Income from Investment Operations
Net investment income (loss) E	.02	.03	.01	.03	(.01)
Net realized and unrealized gain (loss)	.82	(4.03)	1.24	.75	.74
Total from investment operations	.84	(4.00)	1.25	.78	.73
Distributions from net investment income	-	(.03)	(.05)	(.01)	-
Distributions from net realized gain	-	(1.37)	(.81)	-	-
Total distributions	-	(1.40)	(.86)	(.01)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 8.97	$ 8.13	$ 13.53	$ 13.14	$ 12.37
Total Return B, C, D	10.33%	(32.31)%	10.01%	6.30%	6.27%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	.94%	.93%	.90%	.93% A
Expenses net of fee waivers, if any	.97% A	.94%	.93%	.90%	.93% A
Expenses net of all reductions	.97% A	.93%	.92%	.89%	.89% A
Net investment income (loss)	.46% A	.26%	.11%	.20%	(.25)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,577	$ 21,901	$ 26,948	$ 16,229	$ 7,360
Portfolio turnover rate G	170% A	189%	128%	106%	122%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Health Care Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,379,915
Unrealized depreciation	(6,474,973)
Net unrealized appreciation (depreciation)	$ (1,095,058)
Cost for federal income tax purposes	$ 57,921,670

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $48,092,346 and $55,188,545, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 16,971
Investor Class	22,362
$ 39,333

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,165 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $182 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $11,177.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $287 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 172,478
Investor Class	-	78,031
Total	$ -	$ 250,509
From net realized gain
Initial Class	$ -	$ 5,962,891
Investor Class	-	3,317,214
Total	$ -	$ 9,280,105

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	228,044	1,463,398	$ 1,890,021	$ 16,106,016
Reinvestment of distributions	-	552,267	-	6,135,369
Shares redeemed	(949,574)	(1,462,500)	(7,667,652)	(14,698,975)
Net increase (decrease)	(721,530)	553,165	$ (5,777,631)	$ 7,542,410
Investor Class
Shares sold	481,331	1,451,367	$ 3,989,790	$ 16,188,341
Reinvestment of distributions	-	306,096	-	3,395,245
Shares redeemed	(881,473)	(1,053,962)	(7,152,782)	(10,595,182)
Net increase (decrease)	(400,142)	703,501	$ (3,162,992)	$ 8,988,404

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VHCIC-SANN-0809
1.817376.104

Fidelity® Variable Insurance Products:
Industrials Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.82%
Actual		$ 1,000.00	$ 1,056.20	$ 4.18
Hypothetical A		$ 1,000.00	$ 1,020.73	$ 4.11
Investor Class	.93%
Actual		$ 1,000.00	$ 1,055.10	$ 4.74
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	5.8	7.1
Union Pacific Corp.	5.3	3.6
Honeywell International, Inc.	4.6	6.0
General Electric Co.	4.3	2.9
Cummins, Inc.	4.0	3.2
Danaher Corp.	3.6	3.6
3M Co.	3.4	0.0
Lockheed Martin Corp.	3.0	4.1
Johnson Controls, Inc.	2.6	2.6
Navistar International Corp.	2.6	1.5
	39.2
Top Industries (% of fund's net assets)
As of June 30, 2009
Machinery	19.4%
Aerospace & Defense	18.6%
Road & Rail	13.8%
Industrial Conglomerates	10.6%
Electrical Equipment	10.5%
All Others*	27.1%

As of December 31, 2008
Aerospace & Defense	26.3%
Machinery	16.2%
Road & Rail	10.4%
Electrical Equipment	10.3%
Industrial Conglomerates	9.9%
All Others*	26.9%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AEROSPACE & DEFENSE - 18.6%
Aerospace & Defense - 18.6%
BE Aerospace, Inc. (a)	15,300	$ 219,708
Goodrich Corp.	13,000	649,610
Honeywell International, Inc.	66,900	2,100,660
Lockheed Martin Corp.	17,000	1,371,050
Precision Castparts Corp.	8,300	606,149
Raytheon Co.	21,225	943,027
United Technologies Corp.	51,599	2,681,083
		8,571,287
AIR FREIGHT & LOGISTICS - 4.6%
Air Freight & Logistics - 4.6%
C.H. Robinson Worldwide, Inc.	8,800	458,920
FedEx Corp.	17,200	956,664
United Parcel Service, Inc. Class B	13,600	679,864
		2,095,448
AUTO COMPONENTS - 5.1%
Auto Parts & Equipment - 3.1%
BorgWarner, Inc.	7,200	245,880
Johnson Controls, Inc.	55,600	1,207,632
		1,453,512
Tires & Rubber - 2.0%
The Goodyear Tire & Rubber Co. (a)	80,580	907,331
TOTAL AUTO COMPONENTS		2,360,843
BUILDING PRODUCTS - 2.5%
Building Products - 2.5%
Masco Corp.	87,120	834,610
Owens Corning (a)	23,100	295,218
		1,129,828
CHEMICALS - 0.7%
Specialty Chemicals - 0.7%
W.R. Grace & Co. (a)	26,368	326,172
COMMERCIAL SERVICES & SUPPLIES - 3.7%
Commercial Printing - 0.8%
R.R. Donnelley & Sons Co.	33,300	386,946
Diversified Support Services - 0.8%
Cintas Corp.	17,100	390,564
Environmental & Facility Services - 1.1%
Republic Services, Inc.	20,044	489,274
Office Services & Supplies - 0.5%
United Stationers, Inc. (a)	6,268	218,628
Security & Alarm Services - 0.5%
The Brink's Co.	7,800	226,434
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,711,846

	Shares	Value
CONSTRUCTION MATERIALS - 0.5%
Construction Materials - 0.5%
Eagle Materials, Inc.	5,000	$ 126,200
Vulcan Materials Co.	2,900	124,990
		251,190
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	5,325	150,751
ELECTRICAL EQUIPMENT - 10.5%
Electrical Components & Equipment - 10.5%
Acuity Brands, Inc. (d)	14,258	399,937
AMETEK, Inc.	31,650	1,094,457
Cooper Industries Ltd. Class A	17,500	543,375
Emerson Electric Co.	9,800	317,520
Ener1, Inc. (a)(d)	25,832	141,043
Energy Conversion Devices, Inc. (a)(d)	15,299	216,481
Regal-Beloit Corp.	19,166	761,274
Rockwell Automation, Inc.	31,700	1,018,204
Saft Groupe SA	3,217	127,207
Sunpower Corp. Class B (a)	9,000	215,550
		4,835,048
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Manufacturing Services - 0.5%
Tyco Electronics Ltd.	11,741	218,265
HOUSEHOLD DURABLES - 1.2%
Homebuilding - 0.2%
Centex Corp.	12,400	104,904
Household Appliances - 1.0%
Black & Decker Corp.	15,800	452,828
TOTAL HOUSEHOLD DURABLES		557,732
INDUSTRIAL CONGLOMERATES - 10.6%
Industrial Conglomerates - 10.6%
3M Co.	26,200	1,574,620
General Electric Co.	170,034	1,992,798
Siemens AG sponsored ADR	3,100	214,489
Textron, Inc.	25,300	244,398
Tyco International Ltd.	33,481	869,836
		4,896,141
IT SERVICES - 0.4%
IT Consulting & Other Services - 0.4%
NCI, Inc. Class A (a)	6,337	192,772
MACHINERY - 19.4%
Construction & Farm Machinery & Heavy Trucks - 11.7%
Cummins, Inc.	52,680	1,854,863
Deere & Co.	24,000	958,800
Navistar International Corp. (a)	27,386	1,194,030
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
PACCAR, Inc.	30,200	$ 981,802
Toro Co. (d)	12,900	385,710
		5,375,205
Industrial Machinery - 7.7%
Blount International, Inc. (a)	14,599	125,697
Briggs & Stratton Corp.	4,900	65,366
Danaher Corp.	27,000	1,666,980
Graco, Inc.	17,787	391,670
Ingersoll-Rand Co. Ltd. Class A	37,700	787,930
Parker Hannifin Corp.	12,200	524,112
		3,561,755
TOTAL MACHINERY		8,936,960
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	29,902	132,466
PAPER & FOREST PRODUCTS - 0.5%
Forest Products - 0.5%
Weyerhaeuser Co.	8,200	249,526
PROFESSIONAL SERVICES - 1.8%
Human Resource & Employment Services - 1.1%
Manpower, Inc.	11,800	499,612
Research & Consulting Services - 0.7%
Equifax, Inc.	12,700	331,470
TOTAL PROFESSIONAL SERVICES		831,082
ROAD & RAIL - 13.8%
Railroads - 9.7%
CSX Corp.	26,261	909,418
Genesee & Wyoming, Inc. Class A (a)	5,700	151,107
Norfolk Southern Corp.	25,590	963,975
Union Pacific Corp.	46,700	2,431,202
		4,455,702
Trucking - 4.1%
Con-way, Inc.	19,100	674,421
Heartland Express, Inc.	9,500	139,840
Hertz Global Holdings, Inc. (a)	19,300	154,207
Ryder System, Inc.	27,322	762,830
Saia, Inc. (a)	8,600	154,886
		1,886,184
TOTAL ROAD & RAIL		6,341,886

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 3.0%
Trading Companies & Distributors - 3.0%
Fastenal Co. (d)	9,300	$ 308,481
Interline Brands, Inc. (a)	19,100	261,288
Rush Enterprises, Inc. Class A (a)	68,249	795,101
		1,364,870
TRANSPORTATION INFRASTRUCTURE - 0.3%
Marine Ports & Services - 0.3%
Aegean Marine Petroleum Network, Inc.	8,322	125,662
TOTAL COMMON STOCKS (Cost $49,867,893)		45,279,775
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $10,459)	$ 540,000	5,400
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	791,354	791,354
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	1,216,500	1,216,500
TOTAL MONEY MARKET FUNDS (Cost $2,007,854)		2,007,854
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $51,886,206)		47,293,029
NET OTHER ASSETS - (2.7)%		(1,242,334)
NET ASSETS - 100%		$ 46,050,695
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,770
Fidelity Securities Lending Cash Central Fund	15,067
Total	$ 18,837
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,069,326	$ 3,069,326	$ -	$ -
Industrials	40,972,524	40,972,524	-	-
Information Technology	411,037	411,037	-	-
Materials	826,888	826,888	-	-
Corporate Bonds	5,400	-	-	5,400
Money Market Funds	2,007,854	2,007,854	-	-
Total Investments in Securities:	$ 47,293,029	$ 47,287,629	$ -	$ 5,400
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(251)
Cost of Purchases	-
Proceeds of Sales	(5,149)
Amortization/Accretion	-
Transfer in/out of Level 3	10,800
Ending Balance	$ 5,400
Total unrealized gain (loss) on investments held at June 30, 2009	$ (251)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Security identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $5,257,797 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $5,105,987 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,168,790) - See accompanying schedule: Unaffiliated issuers (cost $49,878,352)	$ 45,285,175
Fidelity Central Funds (cost $2,007,854)	2,007,854
Total Investments (cost $51,886,206)		$ 47,293,029
Receivable for investments sold		261,295
Receivable for fund shares sold		11,986
Dividends receivable		72,343
Distributions receivable from Fidelity Central Funds		4,080
Prepaid expenses		253
Total assets		47,642,986

Liabilities
Payable for investments purchased	$ 310,729
Payable for fund shares redeemed	15,933
Accrued management fee	22,259
Other affiliated payables	5,608
Other payables and accrued expenses	21,262
Collateral on securities loaned, at value	1,216,500
Total liabilities		1,592,291

Net Assets		$ 46,050,695
Net Assets consist of:
Paid in capital		$ 68,885,618
Undistributed net investment income		297,171
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,538,444)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,593,650)
Net Assets		$ 46,050,695

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($25,787,541 ÷ 2,915,900 shares)	$ 8.84

Investor Class: Net Asset Value, offering price and redemption price per share ($20,263,154 ÷ 2,300,245 shares)	$ 8.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 448,451
Interest		2
Income from Fidelity Central Funds		18,837
Total income		467,290

Expenses
Management fee	$ 110,671
Transfer agent fees	28,762
Accounting and security lending fees	7,709
Custodian fees and expenses	5,325
Independent trustees' compensation	153
Audit	15,818
Legal	28
Miscellaneous	1,734
Total expenses before reductions	170,200
Expense reductions	(81)	170,119
Net investment income (loss)		297,171
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,668,372)
Foreign currency transactions	(591)
Total net realized gain (loss)		(6,668,963)
Change in net unrealized appreciation (depreciation) on: Investment securities	7,967,840
Assets and liabilities in foreign currencies	(87)
Total change in net unrealized appreciation (depreciation)		7,967,753
Net gain (loss)		1,298,790
Net increase (decrease) in net assets resulting from operations		$ 1,595,961

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 297,171	$ 628,154
Net realized gain (loss)	(6,668,963)	(11,758,944)
Change in net unrealized appreciation (depreciation)	7,967,753	(20,071,036)
Net increase (decrease) in net assets resulting from operations	1,595,961	(31,201,826)
Distributions to shareholders from net investment income	-	(647,391)
Distributions to shareholders from net realized gain	-	(1,349,574)
Total distributions	-	(1,996,965)
Share transactions - net increase (decrease)	3,345,074	(2,375,514)
Redemption fees	4,547	30,102
Total increase (decrease) in net assets	4,945,582	(35,544,203)

Net Assets
Beginning of period	41,105,113	76,649,316
End of period (including undistributed net investment income of $297,171 and $0, respectively)	$ 46,050,695	$ 41,105,113

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 14.43	$ 13.90	$ 14.20	$ 13.81	$ 11.16
Income from Investment Operations
Net investment income (loss) E	.06	.12	.10	.14	.08	.08 J
Net realized and unrealized gain (loss)	.41	(5.79)	2.43	2.02	1.70	2.59
Total from investment operations	.47	(5.67)	2.53	2.16	1.78	2.67
Distributions from net investment income	-	(.14)	(.09)	(.15)	(.10)	(.04)
Distributions from net realized gain	-	(.26)	(1.91)	(2.33)	(1.30)	-
Total distributions	-	(.40)	(2.00)	(2.47) K	(1.40)	(.04)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 8.84	$ 8.37	$ 14.43	$ 13.90	$ 14.20	$ 13.81
Total Return B, C, D	5.62%	(39.84)%	18.21%	15.71%	12.88%	24.10%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.78%	.78%	.79%	.81%	.95%
Expenses net of fee waivers, if any	.82% A	.78%	.78%	.79%	.81%	.95%
Expenses net of all reductions	.82% A	.78%	.78%	.78%	.76%	.90%
Net investment income (loss)	1.57% A	1.02%	.64%	.95%	.53%	.63% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,788	$ 23,747	$ 50,586	$ 51,332	$ 50,332	$ 62,299
Portfolio turnover rate G	129% A	138%	122%	137%	160%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $0.00 per share and .04%, respectively. The change in estimate has no impact on total net assets or total return of the class. K Total distributions of $2.47 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $2.325 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.35	$ 14.38	$ 13.86	$ 14.19	$ 14.55
Income from Investment Operations
Net investment income (loss) E	.06	.11	.08	.12	.02
Net realized and unrealized gain (loss)	.40	(5.76)	2.43	2.00	.96
Total from investment operations	.46	(5.65)	2.51	2.12	.98
Distributions from net investment income	-	(.13)	(.08)	(.14)	(.09)
Distributions from net realized gain	-	(.26)	(1.91)	(2.33)	(1.25)
Total distributions	-	(.39)	(1.99)	(2.46) K	(1.34)
Redemption fees added to paid in capital E	- J	. 01	- J	.01	- J
Net asset value, end of period	$ 8.81	$ 8.35	$ 14.38	$ 13.86	$ 14.19
Total Return B, C, D	5.51%	(39.84)%	18.12%	15.43%	6.65%
Ratios to Average Net Assets F, I
Expenses before reductions	.93% A	.88%	.90%	.92%	1.08% A
Expenses net of fee waivers, if any	.93% A	.88%	.90%	.92%	1.08% A
Expenses net of all reductions	.93% A	.87%	.90%	.92%	1.03% A
Net investment income (loss)	1.46% A	.92%	.52%	.81%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,263	$ 17,359	$ 26,063	$ 12,758	$ 1,936
Portfolio turnover rate G	129% A	138%	122%	137%	160%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $2.46 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $2.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Industrials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,201,017
Unrealized depreciation	(9,457,149)
Net unrealized appreciation (depreciation)	$ (6,256,132)
Cost for federal income tax purposes	$ 53,549,161

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $28,715,103 and $24,599,168, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 10,971
Investor Class	17,791
$ 28,762

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,443 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $119 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $15,067.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $81 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 385,462
Investor Class	-	261,929
Total	$ -	$ 647,391
From net realized gain
Initial Class	$ -	$ 885,620
Investor Class	-	463,954
Total	$ -	$ 1,349,574

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	536,768	842,161	$ 4,525,922	$ 10,739,604
Reinvestment of distributions	-	115,154	-	1,271,082
Shares redeemed	(456,376)	(1,628,549)	(3,286,792)	(19,451,472)
Net increase (decrease)	80,392	(671,234)	$ 1,239,130	$ (7,440,786)
Investor Class
Shares sold	525,885	1,277,670	$ 4,385,444	$ 16,291,692
Reinvestment of distributions	-	67,934	-	725,883
Shares redeemed	(305,379)	(1,078,868)	(2,279,500)	(11,952,303)
Net increase (decrease)	220,506	266,736	$ 2,105,944	$ 5,065,272

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VCYLIC-SANN-0809
1.817364.104

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,244.20	$ 6.12
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 1,242.40	$ 6.67
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 1,241.10	$ 7.50
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,242.00	$ 6.11
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class R	1.20%
Actual		$ 1,000.00	$ 1,242.40	$ 6.67
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,241.10	$ 7.50
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,241.10	$ 6.56
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2009
Japan	17.1%
United Kingdom	13.2%
United States of America	11.9%
France	8.7%
Canada	7.6%
Germany	3.1%
Spain	3.0%
India	3.0%
Russia	2.9%
Other	29.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2008
Japan	17.0%
United Kingdom	14.7%
United States of America	11.1%
Canada	8.0%
France	7.8%
Germany	6.7%
Switzerland	5.5%
Spain	2.7%
Italy	2.6%
Other	23.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	96.9
Bonds	0.0	1.3
Short-Term Investments and Net Other Assets	1.9	1.8
Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	0.0
Telefonica SA (Spain, Diversified Telecommunication Services)	1.8	1.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	0.0
AstraZeneca PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.4	0.0
Fortis (Belgium, Diversified Financial Services)	1.4	0.0
Bank of America Corp. (United States of America, Diversified Financial Services)	1.4	0.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	0.0
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.3	0.9
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.2
Barclays PLC Sponsored ADR (United Kingdom, Commercial Banks)	1.2	0.0
	14.5
Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	28.6
Consumer Discretionary	12.2	5.8
Materials	10.2	10.7
Industrials	10.0	14.1
Energy	10.0	8.1
Information Technology	8.8	4.4
Telecommunication Services	7.8	5.7
Health Care	5.3	6.7
Consumer Staples	5.3	9.2
Utilities	4.1	4.9

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 1.2%
OZ Minerals Ltd.	214,321	$ 158,864
Westfield Group unit	22,842	209,435
TOTAL AUSTRALIA		368,299
Austria - 0.6%
Wienerberger AG (a)	14,300	177,118
Belgium - 2.5%
Anheuser-Busch InBev NV	9,200	332,171
Fortis (a)	126,275	430,416
TOTAL BELGIUM		762,587
Bermuda - 0.8%
Northern Offshore Ltd. (a)	80,000	87,062
Vostok Nafta Investment Ltd. SDR (a)	48,900	166,054
TOTAL BERMUDA		253,116
Brazil - 1.6%
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	11,900	159,936
TIM Participacoes SA	112,800	195,818
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	13,246	141,865
TOTAL BRAZIL		497,619
Canada - 7.6%
Agnico-Eagle Mines Ltd. (Canada)	3,400	179,106
Anvil Mining Ltd. (a)	69,500	92,619
Canadian Natural Resources Ltd.	5,700	299,874
Consolidated Thompson Iron Mines Ltd. (a)	88,800	248,130
Goldcorp, Inc.	6,700	232,896
Harry Winston Diamond Corp.	25,300	150,743
Magna International, Inc. Class A	4,400	186,691
OPTI Canada, Inc. (a)(e)	45,200	68,002
Research In Motion Ltd. (a)	4,200	298,410
Sherritt International Corp. (d)	25,500	114,883
Suncor Energy, Inc.	9,700	294,978
Teck Resources Ltd. Class B (sub. vtg.)	10,800	172,247
TOTAL CANADA		2,338,579
Cayman Islands - 1.9%
China High Speed Transmission Equipment Group Co. Ltd.	76,000	151,414
Himax Technologies, Inc. sponsored ADR	73,800	276,750
JA Solar Holdings Co. Ltd. ADR (a)	35,400	166,380
TOTAL CAYMAN ISLANDS		594,544
China - 0.7%
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	2,700	204,822

	Shares	Value
Cyprus - 0.3%
AFI Development PLC GDR (Reg. S)	70,300	$ 105,450
Denmark - 0.8%
Danske Bank AS (a)	13,788	237,659
France - 8.7%
Atos Origin SA	4,425	149,929
AXA SA sponsored ADR	11,900	225,624
BNP Paribas SA	5,155	334,430
Credit Agricole SA	19,300	240,292
Danone	4,700	231,931
Electricite de France	3,800	184,827
Iliad Group SA	1,600	155,172
Laurent-Perrier Group	2,000	137,465
Nexity	5,100	152,089
Pernod Ricard SA	3,600	226,581
Renault SA (a)	5,200	190,885
Saft Groupe SA	3,800	150,260
Societe Generale Series A (d)	5,162	281,556
TOTAL FRANCE		2,661,041
Germany - 3.1%
Aixtron AG	5,000	61,438
Daimler AG (Reg.)	6,700	243,010
Deutsche Bank AG (NY Shares)	5,100	311,100
E.ON AG	9,300	328,998
TOTAL GERMANY		944,546
Greece - 1.1%
Hellenic Telecommunications Organization SA	10,870	166,196
Public Power Corp. of Greece	8,000	164,958
TOTAL GREECE		331,154
Hong Kong - 0.7%
China Unicom (Hong Kong) Ltd. sponsored ADR	16,000	213,440
India - 3.0%
Dishman Pharmaceuticals and Chemicals Ltd.	21,432	83,439
Educomp Solutions Ltd.	1,281	101,702
Financial Technologies India Ltd.	4,222	115,413
Housing Development and Infrastructure Ltd.	20,740	101,507
ICSA (India) Ltd.	26,929	94,971
Indiabulls Real Estate Ltd.	23,180	94,832
MIC Electronics Ltd.	124,062	95,093
Rural Electrification Corp. Ltd.	3,032	10,379
Sintex Industries Ltd.	17,246	78,736
Suzlon Energy Ltd.	61,708	134,078
TOTAL INDIA		910,150
Common Stocks - continued
	Shares	Value
Israel - 1.9%
Bezeq Israeli Telecommunication Corp. Ltd.	91,200	$ 168,134
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,200	404,588
TOTAL ISRAEL		572,722
Italy - 1.3%
Banco Popolare Scarl (a)	12,900	96,265
Intesa Sanpaolo SpA (a)	92,700	298,420
TOTAL ITALY		394,685
Japan - 17.1%
eAccess Ltd.	206	168,931
East Japan Railway Co.	3,800	229,179
Goldcrest Co. Ltd.	6,740	178,059
Hitachi Ltd.	55,000	171,161
Japan Retail Fund Investment Corp.	39	180,557
Japan Tobacco, Inc.	71	222,577
JTEKT Corp.	16,600	169,041
Mazda Motor Corp.	60,000	153,838
Mitsubishi Corp.	11,700	217,155
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	56,421	346,425
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,180	169,378
Mitsui & Co. Ltd.	16,900	201,042
Nippon Electric Glass Co. Ltd.	17,000	190,938
Nitta Corp.	10,800	157,961
Nomura Holdings, Inc.	23,400	197,516
ORIX Corp.	5,310	320,248
Ricoh Co. Ltd.	14,000	180,931
ROHM Co. Ltd.	2,500	182,436
Sankyo Co. Ltd. (Gunma)	3,100	165,724
Shinsei Bank Ltd.	129,000	207,557
Sony Corp. sponsored ADR	9,800	253,428
Sumitomo Corp.	17,400	177,369
Sumitomo Mitsui Financial Group, Inc.	7,500	305,964
Tokuyama Corp.	20,000	147,195
Tokyo Ohka Kogyo Co. Ltd.	8,300	160,770
Toshiba Corp.	52,000	188,924
TOTAL JAPAN		5,244,304
Korea (South) - 2.7%
Hanjin Heavy Industries & Consolidated Co. Ltd.	5,615	146,233
Hyundai Mipo Dockyard Co. Ltd.	1,687	167,403
KT&G Corp.	3,664	206,941
Samsung Electronics Co. Ltd.	651	302,316
TOTAL KOREA (SOUTH)		822,893
Luxembourg - 1.7%
ArcelorMittal SA (NY Shares) Class A	6,900	228,252

	Shares	Value
GAGFAH SA	19,200	$ 159,167
Ternium SA sponsored ADR	8,900	153,614
TOTAL LUXEMBOURG		541,033
Mexico - 0.6%
Cemex SA de CV sponsored ADR	19,100	178,394
Norway - 2.0%
Aker Solutions ASA	18,200	150,247
DnB Nor ASA (a)	30,600	233,108
Renewable Energy Corp. AS (a)(d)	25,400	197,049
Renewable Energy Corp. AS rights 7/13/09 (a)(d)	6,413	22,931
TOTAL NORWAY		603,335
Russia - 2.9%
Lukoil Oil Co. sponsored ADR	5,800	259,260
Mechel Steel Group OAO sponsored ADR	18,600	155,310
OAO Gazprom sponsored ADR	16,800	340,704
OAO TMK unit	5,000	51,800
PIK Group GDR (Reg. S) unit (a)	77,236	96,545
TOTAL RUSSIA		903,619
South Africa - 2.6%
Aveng Ltd.	37,102	168,394
Imperial Holdings Ltd.	23,354	176,559
MTN Group Ltd.	18,000	276,156
Naspers Ltd. Class N	6,800	179,005
TOTAL SOUTH AFRICA		800,114
Spain - 3.0%
EDP Renovaveis SA	14,700	150,524
Iberdrola SA	27,800	225,391
Telefonica SA	24,400	554,053
TOTAL SPAIN		929,968
Switzerland - 2.5%
Credit Suisse Group sponsored ADR	6,400	292,672
Roche Holding AG (participation certificate)	3,434	466,865
TOTAL SWITZERLAND		759,537
Taiwan - 0.6%
HTC Corp.	13,000	183,567
United Kingdom - 13.2%
AstraZeneca PLC sponsored ADR (d)	10,000	441,400
Barclays PLC Sponsored ADR (d)	20,600	379,864
Berkeley Group Holdings PLC unit (a)	16,600	219,568
BG Group PLC	23,400	391,894
Cairn Energy PLC (a)	4,400	169,529
Clipper Windpower PLC (a)	33,900	66,925
Debenhams PLC	111,089	148,034
DSG International PLC	396,600	150,067
Reckitt Benckiser Group PLC	5,200	236,625
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rio Tinto PLC:
rights 7/1/09 (a)	3,727	$ 42,798
(Reg.)	7,100	245,876
Royal Dutch Shell PLC Class B ADR	10,900	554,369
Vodafone Group PLC	215,400	418,928
Wolseley PLC	9,500	180,983
Xstrata PLC	19,800	214,109
Yell Group PLC (d)	446,800	192,951
TOTAL UNITED KINGDOM		4,053,920
United States of America - 10.0%
Bank of America Corp.	31,800	419,760
Capital One Financial Corp.	8,100	177,228
D.R. Horton, Inc.	19,900	186,264
First Solar, Inc. (a)	900	145,908
Goldman Sachs Group, Inc.	1,000	147,440
JPMorgan Chase & Co.	5,400	184,194
Las Vegas Sands Corp. (a)(d)	25,000	196,500
Meritage Homes Corp. (a)	10,696	201,727
Morgan Stanley	9,500	270,845
Pfizer, Inc.	17,400	261,000
PNC Financial Services Group, Inc.	4,900	190,169
United States Steel Corp.	4,300	153,682
Valero Energy Corp.	9,000	152,010
Virgin Media, Inc.	19,300	180,455
Wells Fargo & Co.	7,900	191,654
TOTAL UNITED STATES OF AMERICA		3,058,836
TOTAL COMMON STOCKS (Cost $27,646,571)		29,647,051
Nonconvertible Preferred Stocks - 1.4%

Italy - 1.4%
Fiat SpA (Risparmio Shares)	34,000	208,175
Telecom Italia SpA (Risparmio Shares)	215,600	211,544
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $393,992)		419,719
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	558,278	$ 558,278
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	952,793	952,793
TOTAL MONEY MARKET FUNDS (Cost $1,511,071)		1,511,071
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $29,551,634)	31,577,841
NET OTHER ASSETS - (3.0)%	(927,988)
NET ASSETS - 100%	$ 30,649,853
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,002 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,580
Fidelity Securities Lending Cash Central Fund	35,626
Total	$ 37,206
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 5,244,304	$ 4,875,627	$ 368,677	$ -
United Kingdom	4,053,920	3,634,992	418,928	-
United States of America	3,058,836	3,058,836	-	-
France	2,661,041	2,661,041	-	-
Canada	2,338,579	2,270,577	68,002	-
Germany	944,546	701,536	243,010	-
Spain	929,968	375,915	554,053	-
India	910,150	910,150	-	-
Russia	903,619	903,619	-	-
Other	9,021,807	9,021,807	-	-
Money Market Funds	1,511,071	1,511,071	-	-
Total Investments in Securities:	$ 31,577,841	$ 29,925,171	$ 1,652,670	$ -

The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 561,490
Total Realized Gain (Loss)	(101,894)
Total Unrealized Gain (Loss)	(17,467)
Cost of Purchases	280,622
Proceeds of Sales	(187,608)
Amortization/Accretion	-
Transfer in/out of Level 3	(535,143)
Ending Balance	$ -
Total unrealized gain (loss) on investments held at June 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Security identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $20,462,362 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $6,910,998 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $900,044) - See accompanying schedule: Unaffiliated issuers (cost $28,040,563)	$ 30,066,770
Fidelity Central Funds (cost $1,511,071)	1,511,071
Total Investments (cost $29,551,634)		$ 31,577,841
Foreign currency held at value (cost $26,281)		26,281
Receivable for investments sold		1,725,795
Receivable for fund shares sold		3,726
Dividends receivable		88,600
Distributions receivable from Fidelity Central Funds		2,258
Prepaid expenses		147
Receivable from investment adviser for expense reductions		21,052
Other receivables		55,683
Total assets		33,501,383

Liabilities
Payable for investments purchased	$ 1,814,577
Payable for fund shares redeemed	155
Accrued management fee	17,967
Distribution fees payable	134
Other affiliated payables	4,210
Other payables and accrued expenses	61,694
Collateral on securities loaned, at value	952,793
Total liabilities		2,851,530

Net Assets		$ 30,649,853
Net Assets consist of:
Paid in capital		$ 59,812,654
Undistributed net investment income		263,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,422,152)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,995,389
Net Assets		$ 30,649,853

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($476,404 ÷ 68,249 shares)	$ 6.98

Service Class: Net Asset Value, offering price and redemption price per share ($124,896 ÷ 17,931 shares)	$ 6.97

Service Class 2: Net Asset Value, offering price and redemption price per share ($341,364 ÷ 49,128 shares)	$ 6.95

Initial Class R: Net Asset Value, offering price and redemption price per share ($11,551,364 ÷ 1,654,588 shares)	$ 6.98

Service Class R: Net Asset Value, offering price and redemption price per share ($124,895 ÷ 17,931 shares)	$ 6.97

Service Class 2R: Net Asset Value, offering price and redemption price per share ($165,366 ÷ 23,802 shares)	$ 6.95

Investor Class R: Net Asset Value, offering price and redemption price per share ($17,865,564 ÷ 2,568,994 shares)	$ 6.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 362,786
Interest		14,025
Income from Fidelity Central Funds (including $35,626 from security lending)		37,206
		414,017
Less foreign taxes withheld		(30,830)
Total income		383,187

Expenses
Management fee	$ 82,732
Transfer agent fees	21,421
Distribution fees	723
Accounting and security lending fees	6,147
Custodian fees and expenses	58,005
Independent trustees' compensation	89
Audit	24,492
Legal	31
Miscellaneous	1,034
Total expenses before reductions	194,674
Expense reductions	(69,807)	124,867
Net investment income (loss)		258,320
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,044)	(2,567,381)
Foreign currency transactions	(5,352)
Total net realized gain (loss)		(2,572,733)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $40,233)	7,206,129
Assets and liabilities in foreign currencies	624
Total change in net unrealized appreciation (depreciation)		7,206,753
Net gain (loss)		4,634,020
Net increase (decrease) in net assets resulting from operations		$ 4,892,340

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 258,320	$ 754,623
Net realized gain (loss)	(2,572,733)	(24,913,119)
Change in net unrealized appreciation (depreciation)	7,206,753	(5,460,953)
Net increase (decrease) in net assets resulting from operations	4,892,340	(29,619,449)
Distributions to shareholders from net realized gain	-	(328,342)
Share transactions - net increase (decrease)	1,927,727	(20,630,488)
Redemption fees	1,244	5,532
Total increase (decrease) in net assets	6,821,311	(50,572,747)

Net Assets
Beginning of period	23,828,542	74,401,289
End of period (including undistributed net investment income of $263,962 and undistributed net investment income of $5,642, respectively)	$ 30,649,853	$ 23,828,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.61	$ 11.44	$ 12.68	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.15	.11 H	.11	.06	-K
Net realized and unrealized gain (loss)	1.30	(5.92)	.53	1.54	1.21	.24
Total from investment operations	1.37	(5.77)	.64	1.65	1.27	.24
Distributions from net investment income	-	-	(.09)	(.10)	(.02)	-
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	-	(.06)	(1.88)	(.43)M	(.05)L	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	-K	-
Net asset value, end of period	$ 6.98	$ 5.61	$ 11.44	$ 12.68	$ 11.46	$ 10.24
Total ReturnB, C, D	24.42%	(50.69)%	5.17%	14.49%	12.37%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.90%A	1.54%	1.20%	1.80%	3.55%	43.27%A
Expenses net of fee waivers, if any	1.10%A	1.10%	1.10%	1.10%	1.10%	1.10%A
Expenses net of all reductions	1.02%A	.91%	1.07%	1.00%	.91%	.92%A
Net investment income (loss)	2.28%A	1.65%	.82%H	.95%	.53%	.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 476	$ 388	$ 1,409	$ 1,357	$ 9,367	$ 307
Portfolio turnover rateG	410%A	350%	224%	185%	176%	52%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.61	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.14	.10H	.10	.10	-K
Net realized and unrealized gain (loss)	1.30	(5.90)	.53	1.53	1.16	.24
Total from investment operations	1.36	(5.76)	.63	1.63	1.26	.24
Distributions from net investment income	-	-	(.08)	(.08)	(.01)	-
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	-	(.06)	(1.87)	(.42)M	(.04)L	-
Redemption fees added to paid in capital E	-K	-K	-K	-K	-K	-
Net asset value, end of period	$ 6.97	$ 5.61	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	24.24%	(50.64)%	5.06%	14.30%	12.27%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.71%A	1.51%	1.20%	1.62%	4.35%	43.36%A
Expenses net of fee waivers, if any	1.20%A	1.20%	1.20%	1.20%	1.20%	1.20%A
Expenses net of all reductions	1.13%A	1.01%	1.16%	1.10%	1.01%	1.01%A
Net investment income (loss)	2.18%A	1.55%	.72%H	.85%	.98%	.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125	$ 135	$ 414	$ 394	$ 345	$ 307
Portfolio turnover rateG	410%A	350%	224%	185%	176%	52%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. M Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.60	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.12	.08H	.08	.09	-K
Net realized and unrealized gain (loss)	1.29	(5.89)	.53	1.53	1.15	.24
Total from investment operations	1.35	(5.77)	.61	1.61	1.24	.24
Distributions from net investment income	-	-	(.06)	(.07)	-	-
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	-	(.06)	(1.85)	(.40)M	(.02)L	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	-K	-
Net asset value, end of period	$ 6.95	$ 5.60	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	24.11%	(50.73)%	4.89%	14.14%	12.12%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	2.20%A	1.79%	1.41%	1.77%	4.50%	43.51%A
Expenses net of fee waivers, if any	1.35%A	1.35%	1.35%	1.35%	1.35%	1.35%A
Expenses net of all reductions	1.28%A	1.16%	1.32%	1.25%	1.16%	1.17%A
Net investment income (loss)	2.03%A	1.40%	.57%H	.70%	.83%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 341	$ 302	$ 550	$ 524	$ 459	$ 410
Portfolio turnover rateG	410%A	350%	224%	185%	176%	52%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.02 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.020 per share. M Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.62	$ 11.44	$ 12.68	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.15	.11H	.11	.11	-K
Net realized and unrealized gain (loss)	1.29	(5.91)	.53	1.54	1.16	.24
Total from investment operations	1.36	(5.76)	.64	1.65	1.27	.24
Distributions from net investment income	-	-	(.09)	(.10)	(.02)	-
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	-	(.06)	(1.88)	(.43)M	(.05)L	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	-K	-
Net asset value, end of period	$ 6.98	$ 5.62	$ 11.44	$ 12.68	$ 11.46	$ 10.24
Total ReturnB, C, D	24.20%	(50.60)%	5.17%	14.50%	12.37%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.62%A	1.44%	1.11%	1.46%	4.25%	43.27%A
Expenses net of fee waivers, if any	1.10%A	1.10%	1.10%	1.10%	1.10%	1.10%A
Expenses net of all reductions	1.02%A	.91%	1.06%	1.00%	.91%	.92%A
Net investment income (loss)	2.28%A	1.65%	.82% H	.95%	1.08%	.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,551	$ 8,483	$ 32,345	$ 17,219	$ 345	$ 307
Portfolio turnover rateG	410%A	350%	224%	185%	176%	52%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.61	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06	.14	.10H	.10	.10	-K
Net realized and unrealized gain (loss)	1.30	(5.90)	.53	1.53	1.16	.24
Total from investment operations	1.36	(5.76)	.63	1.63	1.26	.24
Distributions from net investment income	-	-	(.08)	(.08)	(.01)	-
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	-	(.06)	(1.87)	(.42)M	(.04)L	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	-K	-
Net asset value, end of period	$ 6.97	$ 5.61	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	24.24%	(50.64)%	5.06%	14.30%	12.27%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.71%A	1.51%	1.20%	1.62%	4.35%	43.36%A
Expenses net of fee waivers, if any	1.20%A	1.20%	1.20%	1.20%	1.20%	1.20%A
Expenses net of all reductions	1.13%A	1.01%	1.16%	1.10%	1.01%	1.01%A
Net investment income (loss)	2.18%A	1.55%	.72%H	.85%	.98%	.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125	$ 135	$ 414	$ 394	$ 345	$ 307
Portfolio turnover rateG	410%A	350%	224%	185%	176%	52%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. M Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.60	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06	.13	.08H	.08	.09	-K
Net realized and unrealized gain (loss)	1.29	(5.90)	.53	1.53	1.15	.24
Total from investment operations	1.35	(5.77)	.61	1.61	1.24	.24
Distributions from net investment income	-	-	(.06)	(.07)	-	-
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	-	(.06)	(1.85)	(.40)M	(.02)L	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	-K	-
Net asset value, end of period	$ 6.95	$ 5.60	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	24.11%	(50.73)%	4.90%	14.14%	12.12%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.85%A	1.66%	1.35%	1.77%	4.50%	43.51%A
Expenses net of fee waivers, if any	1.35%A	1.35%	1.35%	1.35%	1.35%	1.35%A
Expenses net of all reductions	1.28%A	1.16%	1.31%	1.25%	1.16%	1.17%A
Net investment income (loss)	2.03%A	1.40%	.57%H	.70%	.83%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 165	$ 179	$ 550	$ 524	$ 459	$ 410
Portfolio turnover rateG	410%A	350%	224%	185%	176%	52%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.02 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.020 per share. M Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.60	$ 11.41	$ 12.65	$ 11.46	$ 10.32
Income from Investment Operations
Net investment income (loss)E	.06	.14	.09H	.09	.01
Net realized and unrealized gain (loss)	1.29	(5.89)	.54	1.53	1.16
Total from investment operations	1.35	(5.75)	.63	1.62	1.17
Distributions from net investment income	-	-	(.08)	(.10)	(.02)
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.01)
Total distributions	-	(.06)	(1.87)	(.43)M	(.03)L
Redemption fees added to paid in capitalE, K	-	-	-	-	-
Net asset value, end of period	$ 6.95	$ 5.60	$ 11.41	$ 12.65	$ 11.46
Total ReturnB, C, D	24.11%	(50.65)%	5.07%	14.23%	11.39%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.69%A	1.51%	1.22%	1.61%	2.19%A
Expenses net of fee waivers, if any	1.18%A	1.17%	1.22%	1.25%	1.25%A
Expenses net of all reductions	1.10%A	.97%	1.18%	1.15%	1.06%A
Net investment income (loss)	2.20%A	1.59%	.71%H	.80%	.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,866	$ 14,208	$ 38,719	$ 24,505	$ 9,810
Portfolio turnover rateG	410%A	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.03 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.013 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,580,989
Unrealized depreciation	(2,343,743)
Net unrealized appreciation (depreciation)	$ 1,237,246
Cost for federal income tax purposes	$ 30,340,595

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $49,027,896 and $47,041,380, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 59
Service Class 2	406
Service Class R	59
Service Class 2R	199
$ 723

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 729
Service Class	86
Service Class 2	791
Initial Class R	5,073
Service Class R	86
Service Class 2R	102
Investor Class R	14,554
$ 21,421

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,293 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $68 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 1,437
Service Class	1.20%	305
Service Class 2	1.35%	1,372
Initial Class R	1.10%	21,522
Service Class R	1.20%	305
Service Class 2R	1.35%	394
Investor Class R	1.18%	35,820
		$ 61,155

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,540 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $112.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net realized gain
Initial Class	$ -	$ 6,626
Service Class	-	1,993
Service Class 2	-	2,646
Initial Class R	-	134,858
Service Class R	-	1,993
Service Class 2R	-	2,646
Investor Class R	-	177,580
Total	$ -	$ 328,342

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	13,697	30,908	$ 88,863	$ 260,134
Reinvestment of distributions	-	672	-	6,626
Shares redeemed	(14,493)	(85,732)	(74,674)	(731,294)
Net increase (decrease)	(796)	(54,152)	$ 14,189	$ (464,534)
Service Class
Reinvestment of distributions	-	202	-	1,993
Shares redeemed	(6,119)	(12,389)	(34,560)	(90,726)
Net increase (decrease)	(6,119)	(12,187)	$ (34,560)	$ (88,733)
Service Class 2
Shares sold	12,488	29,552	$ 69,917	$ 262,678
Reinvestment of distributions	-	269	-	2,646
Shares redeemed	(17,298)	(23,991)	(98,747)	(171,548)
Net increase (decrease)	(4,810)	5,830	$ (28,830)	$ 93,776
Initial Class R
Shares sold	377,478	148,524	$ 2,543,450	$ 1,413,988
Reinvestment of distributions	-	13,677	-	134,858
Shares redeemed	(233,472)	(1,478,974)	(1,194,856)	(13,970,732)
Net increase (decrease)	144,006	(1,316,773)	$ 1,348,594	$ (12,421,886)
Service Class R
Reinvestment of distributions	-	202	-	1,993
Shares redeemed	(6,119)	(12,389)	(34,560)	(90,726)
Net increase (decrease)	(6,119)	(12,187)	$ (34,560)	$ (88,733)
Service Class 2R
Reinvestment of distributions	-	269	-	2,646
Shares redeemed	(8,125)	(16,453)	(45,782)	(120,308)
Net increase (decrease)	(8,125)	(16,184)	$ (45,782)	$ (117,662)
Investor Class R
Shares sold	345,701	176,104	$ 2,303,543	$ 1,598,648
Reinvestment of distributions	-	18,065	-	177,580
Shares redeemed	(315,717)	(1,048,997)	(1,594,867)	(9,318,944)
Net increase (decrease)	29,984	(854,828)	$ 708,676	$ (7,542,716)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 97% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Japan Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAP-SANN-0809
1.818378.104

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio - Class R

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	1.10%
Actual		$ 1,000.00	$ 1,244.20	$ 6.12
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class	1.20%
Actual		$ 1,000.00	$ 1,242.40	$ 6.67
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2	1.35%
Actual		$ 1,000.00	$ 1,241.10	$ 7.50
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R	1.10%
Actual		$ 1,000.00	$ 1,242.00	$ 6.11
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class R	1.20%
Actual		$ 1,000.00	$ 1,242.40	$ 6.67
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2R	1.35%
Actual		$ 1,000.00	$ 1,241.10	$ 7.50
Hypothetical A		$ 1,000.00	$ 1,018.10	$ 6.76
Investor Class R	1.18%
Actual		$ 1,000.00	$ 1,241.10	$ 6.56
Hypothetical A		$ 1,000.00	$ 1,018.94	$ 5.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2009
Japan	17.1%
United Kingdom	13.2%
United States of America	11.9%
France	8.7%
Canada	7.6%
Germany	3.1%
Spain	3.0%
India	3.0%
Russia	2.9%
Other	29.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2008
Japan	17.0%
United Kingdom	14.7%
United States of America	11.1%
Canada	8.0%
France	7.8%
Germany	6.7%
Switzerland	5.5%
Spain	2.7%
Italy	2.6%
Other	23.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.1	96.9
Bonds	0.0	1.3
Short-Term Investments and Net Other Assets	1.9	1.8
Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	0.0
Telefonica SA (Spain, Diversified Telecommunication Services)	1.8	1.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	0.0
AstraZeneca PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.4	0.0
Fortis (Belgium, Diversified Financial Services)	1.4	0.0
Bank of America Corp. (United States of America, Diversified Financial Services)	1.4	0.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	0.0
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.3	0.9
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.2
Barclays PLC Sponsored ADR (United Kingdom, Commercial Banks)	1.2	0.0
	14.5
Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	28.6
Consumer Discretionary	12.2	5.8
Materials	10.2	10.7
Industrials	10.0	14.1
Energy	10.0	8.1
Information Technology	8.8	4.4
Telecommunication Services	7.8	5.7
Health Care	5.3	6.7
Consumer Staples	5.3	9.2
Utilities	4.1	4.9

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 1.2%
OZ Minerals Ltd.	214,321	$ 158,864
Westfield Group unit	22,842	209,435
TOTAL AUSTRALIA		368,299
Austria - 0.6%
Wienerberger AG (a)	14,300	177,118
Belgium - 2.5%
Anheuser-Busch InBev NV	9,200	332,171
Fortis (a)	126,275	430,416
TOTAL BELGIUM		762,587
Bermuda - 0.8%
Northern Offshore Ltd. (a)	80,000	87,062
Vostok Nafta Investment Ltd. SDR (a)	48,900	166,054
TOTAL BERMUDA		253,116
Brazil - 1.6%
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	11,900	159,936
TIM Participacoes SA	112,800	195,818
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	13,246	141,865
TOTAL BRAZIL		497,619
Canada - 7.6%
Agnico-Eagle Mines Ltd. (Canada)	3,400	179,106
Anvil Mining Ltd. (a)	69,500	92,619
Canadian Natural Resources Ltd.	5,700	299,874
Consolidated Thompson Iron Mines Ltd. (a)	88,800	248,130
Goldcorp, Inc.	6,700	232,896
Harry Winston Diamond Corp.	25,300	150,743
Magna International, Inc. Class A	4,400	186,691
OPTI Canada, Inc. (a)(e)	45,200	68,002
Research In Motion Ltd. (a)	4,200	298,410
Sherritt International Corp. (d)	25,500	114,883
Suncor Energy, Inc.	9,700	294,978
Teck Resources Ltd. Class B (sub. vtg.)	10,800	172,247
TOTAL CANADA		2,338,579
Cayman Islands - 1.9%
China High Speed Transmission Equipment Group Co. Ltd.	76,000	151,414
Himax Technologies, Inc. sponsored ADR	73,800	276,750
JA Solar Holdings Co. Ltd. ADR (a)	35,400	166,380
TOTAL CAYMAN ISLANDS		594,544
China - 0.7%
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	2,700	204,822

	Shares	Value
Cyprus - 0.3%
AFI Development PLC GDR (Reg. S)	70,300	$ 105,450
Denmark - 0.8%
Danske Bank AS (a)	13,788	237,659
France - 8.7%
Atos Origin SA	4,425	149,929
AXA SA sponsored ADR	11,900	225,624
BNP Paribas SA	5,155	334,430
Credit Agricole SA	19,300	240,292
Danone	4,700	231,931
Electricite de France	3,800	184,827
Iliad Group SA	1,600	155,172
Laurent-Perrier Group	2,000	137,465
Nexity	5,100	152,089
Pernod Ricard SA	3,600	226,581
Renault SA (a)	5,200	190,885
Saft Groupe SA	3,800	150,260
Societe Generale Series A (d)	5,162	281,556
TOTAL FRANCE		2,661,041
Germany - 3.1%
Aixtron AG	5,000	61,438
Daimler AG (Reg.)	6,700	243,010
Deutsche Bank AG (NY Shares)	5,100	311,100
E.ON AG	9,300	328,998
TOTAL GERMANY		944,546
Greece - 1.1%
Hellenic Telecommunications Organization SA	10,870	166,196
Public Power Corp. of Greece	8,000	164,958
TOTAL GREECE		331,154
Hong Kong - 0.7%
China Unicom (Hong Kong) Ltd. sponsored ADR	16,000	213,440
India - 3.0%
Dishman Pharmaceuticals and Chemicals Ltd.	21,432	83,439
Educomp Solutions Ltd.	1,281	101,702
Financial Technologies India Ltd.	4,222	115,413
Housing Development and Infrastructure Ltd.	20,740	101,507
ICSA (India) Ltd.	26,929	94,971
Indiabulls Real Estate Ltd.	23,180	94,832
MIC Electronics Ltd.	124,062	95,093
Rural Electrification Corp. Ltd.	3,032	10,379
Sintex Industries Ltd.	17,246	78,736
Suzlon Energy Ltd.	61,708	134,078
TOTAL INDIA		910,150
Common Stocks - continued
	Shares	Value
Israel - 1.9%
Bezeq Israeli Telecommunication Corp. Ltd.	91,200	$ 168,134
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,200	404,588
TOTAL ISRAEL		572,722
Italy - 1.3%
Banco Popolare Scarl (a)	12,900	96,265
Intesa Sanpaolo SpA (a)	92,700	298,420
TOTAL ITALY		394,685
Japan - 17.1%
eAccess Ltd.	206	168,931
East Japan Railway Co.	3,800	229,179
Goldcrest Co. Ltd.	6,740	178,059
Hitachi Ltd.	55,000	171,161
Japan Retail Fund Investment Corp.	39	180,557
Japan Tobacco, Inc.	71	222,577
JTEKT Corp.	16,600	169,041
Mazda Motor Corp.	60,000	153,838
Mitsubishi Corp.	11,700	217,155
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	56,421	346,425
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,180	169,378
Mitsui & Co. Ltd.	16,900	201,042
Nippon Electric Glass Co. Ltd.	17,000	190,938
Nitta Corp.	10,800	157,961
Nomura Holdings, Inc.	23,400	197,516
ORIX Corp.	5,310	320,248
Ricoh Co. Ltd.	14,000	180,931
ROHM Co. Ltd.	2,500	182,436
Sankyo Co. Ltd. (Gunma)	3,100	165,724
Shinsei Bank Ltd.	129,000	207,557
Sony Corp. sponsored ADR	9,800	253,428
Sumitomo Corp.	17,400	177,369
Sumitomo Mitsui Financial Group, Inc.	7,500	305,964
Tokuyama Corp.	20,000	147,195
Tokyo Ohka Kogyo Co. Ltd.	8,300	160,770
Toshiba Corp.	52,000	188,924
TOTAL JAPAN		5,244,304
Korea (South) - 2.7%
Hanjin Heavy Industries & Consolidated Co. Ltd.	5,615	146,233
Hyundai Mipo Dockyard Co. Ltd.	1,687	167,403
KT&G Corp.	3,664	206,941
Samsung Electronics Co. Ltd.	651	302,316
TOTAL KOREA (SOUTH)		822,893
Luxembourg - 1.7%
ArcelorMittal SA (NY Shares) Class A	6,900	228,252

	Shares	Value
GAGFAH SA	19,200	$ 159,167
Ternium SA sponsored ADR	8,900	153,614
TOTAL LUXEMBOURG		541,033
Mexico - 0.6%
Cemex SA de CV sponsored ADR	19,100	178,394
Norway - 2.0%
Aker Solutions ASA	18,200	150,247
DnB Nor ASA (a)	30,600	233,108
Renewable Energy Corp. AS (a)(d)	25,400	197,049
Renewable Energy Corp. AS rights 7/13/09 (a)(d)	6,413	22,931
TOTAL NORWAY		603,335
Russia - 2.9%
Lukoil Oil Co. sponsored ADR	5,800	259,260
Mechel Steel Group OAO sponsored ADR	18,600	155,310
OAO Gazprom sponsored ADR	16,800	340,704
OAO TMK unit	5,000	51,800
PIK Group GDR (Reg. S) unit (a)	77,236	96,545
TOTAL RUSSIA		903,619
South Africa - 2.6%
Aveng Ltd.	37,102	168,394
Imperial Holdings Ltd.	23,354	176,559
MTN Group Ltd.	18,000	276,156
Naspers Ltd. Class N	6,800	179,005
TOTAL SOUTH AFRICA		800,114
Spain - 3.0%
EDP Renovaveis SA	14,700	150,524
Iberdrola SA	27,800	225,391
Telefonica SA	24,400	554,053
TOTAL SPAIN		929,968
Switzerland - 2.5%
Credit Suisse Group sponsored ADR	6,400	292,672
Roche Holding AG (participation certificate)	3,434	466,865
TOTAL SWITZERLAND		759,537
Taiwan - 0.6%
HTC Corp.	13,000	183,567
United Kingdom - 13.2%
AstraZeneca PLC sponsored ADR (d)	10,000	441,400
Barclays PLC Sponsored ADR (d)	20,600	379,864
Berkeley Group Holdings PLC unit (a)	16,600	219,568
BG Group PLC	23,400	391,894
Cairn Energy PLC (a)	4,400	169,529
Clipper Windpower PLC (a)	33,900	66,925
Debenhams PLC	111,089	148,034
DSG International PLC	396,600	150,067
Reckitt Benckiser Group PLC	5,200	236,625
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rio Tinto PLC:
rights 7/1/09 (a)	3,727	$ 42,798
(Reg.)	7,100	245,876
Royal Dutch Shell PLC Class B ADR	10,900	554,369
Vodafone Group PLC	215,400	418,928
Wolseley PLC	9,500	180,983
Xstrata PLC	19,800	214,109
Yell Group PLC (d)	446,800	192,951
TOTAL UNITED KINGDOM		4,053,920
United States of America - 10.0%
Bank of America Corp.	31,800	419,760
Capital One Financial Corp.	8,100	177,228
D.R. Horton, Inc.	19,900	186,264
First Solar, Inc. (a)	900	145,908
Goldman Sachs Group, Inc.	1,000	147,440
JPMorgan Chase & Co.	5,400	184,194
Las Vegas Sands Corp. (a)(d)	25,000	196,500
Meritage Homes Corp. (a)	10,696	201,727
Morgan Stanley	9,500	270,845
Pfizer, Inc.	17,400	261,000
PNC Financial Services Group, Inc.	4,900	190,169
United States Steel Corp.	4,300	153,682
Valero Energy Corp.	9,000	152,010
Virgin Media, Inc.	19,300	180,455
Wells Fargo & Co.	7,900	191,654
TOTAL UNITED STATES OF AMERICA		3,058,836
TOTAL COMMON STOCKS (Cost $27,646,571)		29,647,051
Nonconvertible Preferred Stocks - 1.4%

Italy - 1.4%
Fiat SpA (Risparmio Shares)	34,000	208,175
Telecom Italia SpA (Risparmio Shares)	215,600	211,544
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $393,992)		419,719
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	558,278	$ 558,278
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	952,793	952,793
TOTAL MONEY MARKET FUNDS (Cost $1,511,071)		1,511,071
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $29,551,634)	31,577,841
NET OTHER ASSETS - (3.0)%	(927,988)
NET ASSETS - 100%	$ 30,649,853
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,002 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,580
Fidelity Securities Lending Cash Central Fund	35,626
Total	$ 37,206
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 5,244,304	$ 4,875,627	$ 368,677	$ -
United Kingdom	4,053,920	3,634,992	418,928	-
United States of America	3,058,836	3,058,836	-	-
France	2,661,041	2,661,041	-	-
Canada	2,338,579	2,270,577	68,002	-
Germany	944,546	701,536	243,010	-
Spain	929,968	375,915	554,053	-
India	910,150	910,150	-	-
Russia	903,619	903,619	-	-
Other	9,021,807	9,021,807	-	-
Money Market Funds	1,511,071	1,511,071	-	-
Total Investments in Securities:	$ 31,577,841	$ 29,925,171	$ 1,652,670	$ -

The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 561,490
Total Realized Gain (Loss)	(101,894)
Total Unrealized Gain (Loss)	(17,467)
Cost of Purchases	280,622
Proceeds of Sales	(187,608)
Amortization/Accretion	-
Transfer in/out of Level 3	(535,143)
Ending Balance	$ -
Total unrealized gain (loss) on investments held at June 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Security identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $20,462,362 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $6,910,998 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $900,044) - See accompanying schedule: Unaffiliated issuers (cost $28,040,563)	$ 30,066,770
Fidelity Central Funds (cost $1,511,071)	1,511,071
Total Investments (cost $29,551,634)		$ 31,577,841
Foreign currency held at value (cost $26,281)		26,281
Receivable for investments sold		1,725,795
Receivable for fund shares sold		3,726
Dividends receivable		88,600
Distributions receivable from Fidelity Central Funds		2,258
Prepaid expenses		147
Receivable from investment adviser for expense reductions		21,052
Other receivables		55,683
Total assets		33,501,383

Liabilities
Payable for investments purchased	$ 1,814,577
Payable for fund shares redeemed	155
Accrued management fee	17,967
Distribution fees payable	134
Other affiliated payables	4,210
Other payables and accrued expenses	61,694
Collateral on securities loaned, at value	952,793
Total liabilities		2,851,530

Net Assets		$ 30,649,853
Net Assets consist of:
Paid in capital		$ 59,812,654
Undistributed net investment income		263,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,422,152)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,995,389
Net Assets		$ 30,649,853

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($476,404 ÷ 68,249 shares)	$ 6.98

Service Class: Net Asset Value, offering price and redemption price per share ($124,896 ÷ 17,931 shares)	$ 6.97

Service Class 2: Net Asset Value, offering price and redemption price per share ($341,364 ÷ 49,128 shares)	$ 6.95

Initial Class R: Net Asset Value, offering price and redemption price per share ($11,551,364 ÷ 1,654,588 shares)	$ 6.98

Service Class R: Net Asset Value, offering price and redemption price per share ($124,895 ÷ 17,931 shares)	$ 6.97

Service Class 2R: Net Asset Value, offering price and redemption price per share ($165,366 ÷ 23,802 shares)	$ 6.95

Investor Class R: Net Asset Value, offering price and redemption price per share ($17,865,564 ÷ 2,568,994 shares)	$ 6.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 362,786
Interest		14,025
Income from Fidelity Central Funds (including $35,626 from security lending)		37,206
		414,017
Less foreign taxes withheld		(30,830)
Total income		383,187

Expenses
Management fee	$ 82,732
Transfer agent fees	21,421
Distribution fees	723
Accounting and security lending fees	6,147
Custodian fees and expenses	58,005
Independent trustees' compensation	89
Audit	24,492
Legal	31
Miscellaneous	1,034
Total expenses before reductions	194,674
Expense reductions	(69,807)	124,867
Net investment income (loss)		258,320
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,044)	(2,567,381)
Foreign currency transactions	(5,352)
Total net realized gain (loss)		(2,572,733)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $40,233)	7,206,129
Assets and liabilities in foreign currencies	624
Total change in net unrealized appreciation (depreciation)		7,206,753
Net gain (loss)		4,634,020
Net increase (decrease) in net assets resulting from operations		$ 4,892,340

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 258,320	$ 754,623
Net realized gain (loss)	(2,572,733)	(24,913,119)
Change in net unrealized appreciation (depreciation)	7,206,753	(5,460,953)
Net increase (decrease) in net assets resulting from operations	4,892,340	(29,619,449)
Distributions to shareholders from net realized gain	-	(328,342)
Share transactions - net increase (decrease)	1,927,727	(20,630,488)
Redemption fees	1,244	5,532
Total increase (decrease) in net assets	6,821,311	(50,572,747)

Net Assets
Beginning of period	23,828,542	74,401,289
End of period (including undistributed net investment income of $263,962 and undistributed net investment income of $5,642, respectively)	$ 30,649,853	$ 23,828,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.61	$ 11.44	$ 12.68	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.15	.11 H	.11	.06	-K
Net realized and unrealized gain (loss)	1.30	(5.92)	.53	1.54	1.21	.24
Total from investment operations	1.37	(5.77)	.64	1.65	1.27	.24
Distributions from net investment income	-	-	(.09)	(.10)	(.02)	-
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	-	(.06)	(1.88)	(.43)M	(.05)L	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	-K	-
Net asset value, end of period	$ 6.98	$ 5.61	$ 11.44	$ 12.68	$ 11.46	$ 10.24
Total ReturnB, C, D	24.42%	(50.69)%	5.17%	14.49%	12.37%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.90%A	1.54%	1.20%	1.80%	3.55%	43.27%A
Expenses net of fee waivers, if any	1.10%A	1.10%	1.10%	1.10%	1.10%	1.10%A
Expenses net of all reductions	1.02%A	.91%	1.07%	1.00%	.91%	.92%A
Net investment income (loss)	2.28%A	1.65%	.82%H	.95%	.53%	.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 476	$ 388	$ 1,409	$ 1,357	$ 9,367	$ 307
Portfolio turnover rateG	410%A	350%	224%	185%	176%	52%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.61	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.14	.10H	.10	.10	-K
Net realized and unrealized gain (loss)	1.30	(5.90)	.53	1.53	1.16	.24
Total from investment operations	1.36	(5.76)	.63	1.63	1.26	.24
Distributions from net investment income	-	-	(.08)	(.08)	(.01)	-
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	-	(.06)	(1.87)	(.42)M	(.04)L	-
Redemption fees added to paid in capital E	-K	-K	-K	-K	-K	-
Net asset value, end of period	$ 6.97	$ 5.61	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	24.24%	(50.64)%	5.06%	14.30%	12.27%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.71%A	1.51%	1.20%	1.62%	4.35%	43.36%A
Expenses net of fee waivers, if any	1.20%A	1.20%	1.20%	1.20%	1.20%	1.20%A
Expenses net of all reductions	1.13%A	1.01%	1.16%	1.10%	1.01%	1.01%A
Net investment income (loss)	2.18%A	1.55%	.72%H	.85%	.98%	.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125	$ 135	$ 414	$ 394	$ 345	$ 307
Portfolio turnover rateG	410%A	350%	224%	185%	176%	52%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. M Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.60	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.12	.08H	.08	.09	-K
Net realized and unrealized gain (loss)	1.29	(5.89)	.53	1.53	1.15	.24
Total from investment operations	1.35	(5.77)	.61	1.61	1.24	.24
Distributions from net investment income	-	-	(.06)	(.07)	-	-
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	-	(.06)	(1.85)	(.40)M	(.02)L	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	-K	-
Net asset value, end of period	$ 6.95	$ 5.60	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	24.11%	(50.73)%	4.89%	14.14%	12.12%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	2.20%A	1.79%	1.41%	1.77%	4.50%	43.51%A
Expenses net of fee waivers, if any	1.35%A	1.35%	1.35%	1.35%	1.35%	1.35%A
Expenses net of all reductions	1.28%A	1.16%	1.32%	1.25%	1.16%	1.17%A
Net investment income (loss)	2.03%A	1.40%	.57%H	.70%	.83%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 341	$ 302	$ 550	$ 524	$ 459	$ 410
Portfolio turnover rateG	410%A	350%	224%	185%	176%	52%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.02 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.020 per share. M Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.62	$ 11.44	$ 12.68	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.07	.15	.11H	.11	.11	-K
Net realized and unrealized gain (loss)	1.29	(5.91)	.53	1.54	1.16	.24
Total from investment operations	1.36	(5.76)	.64	1.65	1.27	.24
Distributions from net investment income	-	-	(.09)	(.10)	(.02)	-
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	-	(.06)	(1.88)	(.43)M	(.05)L	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	-K	-
Net asset value, end of period	$ 6.98	$ 5.62	$ 11.44	$ 12.68	$ 11.46	$ 10.24
Total ReturnB, C, D	24.20%	(50.60)%	5.17%	14.50%	12.37%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.62%A	1.44%	1.11%	1.46%	4.25%	43.27%A
Expenses net of fee waivers, if any	1.10%A	1.10%	1.10%	1.10%	1.10%	1.10%A
Expenses net of all reductions	1.02%A	.91%	1.06%	1.00%	.91%	.92%A
Net investment income (loss)	2.28%A	1.65%	.82% H	.95%	1.08%	.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,551	$ 8,483	$ 32,345	$ 17,219	$ 345	$ 307
Portfolio turnover rateG	410%A	350%	224%	185%	176%	52%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.023 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.61	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06	.14	.10H	.10	.10	-K
Net realized and unrealized gain (loss)	1.30	(5.90)	.53	1.53	1.16	.24
Total from investment operations	1.36	(5.76)	.63	1.63	1.26	.24
Distributions from net investment income	-	-	(.08)	(.08)	(.01)	-
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	-	(.06)	(1.87)	(.42)M	(.04)L	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	-K	-
Net asset value, end of period	$ 6.97	$ 5.61	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	24.24%	(50.64)%	5.06%	14.30%	12.27%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.71%A	1.51%	1.20%	1.62%	4.35%	43.36%A
Expenses net of fee waivers, if any	1.20%A	1.20%	1.20%	1.20%	1.20%	1.20%A
Expenses net of all reductions	1.13%A	1.01%	1.16%	1.10%	1.01%	1.01%A
Net investment income (loss)	2.18%A	1.55%	.72%H	.85%	.98%	.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125	$ 135	$ 414	$ 394	$ 345	$ 307
Portfolio turnover rateG	410%A	350%	224%	185%	176%	52%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .58%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.023 per share. M Total distributions of $.42 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.335 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.60	$ 11.43	$ 12.67	$ 11.46	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06	.13	.08H	.08	.09	-K
Net realized and unrealized gain (loss)	1.29	(5.90)	.53	1.53	1.15	.24
Total from investment operations	1.35	(5.77)	.61	1.61	1.24	.24
Distributions from net investment income	-	-	(.06)	(.07)	-	-
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.02)	-
Total distributions	-	(.06)	(1.85)	(.40)M	(.02)L	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	-K	-
Net asset value, end of period	$ 6.95	$ 5.60	$ 11.43	$ 12.67	$ 11.46	$ 10.24
Total ReturnB, C, D	24.11%	(50.73)%	4.90%	14.14%	12.12%	2.40%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.85%A	1.66%	1.35%	1.77%	4.50%	43.51%A
Expenses net of fee waivers, if any	1.35%A	1.35%	1.35%	1.35%	1.35%	1.35%A
Expenses net of all reductions	1.28%A	1.16%	1.31%	1.25%	1.16%	1.17%A
Net investment income (loss)	2.03%A	1.40%	.57%H	.70%	.83%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 165	$ 179	$ 550	$ 524	$ 459	$ 410
Portfolio turnover rateG	410%A	350%	224%	185%	176%	52%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. I For the period December 22, 2004 (commencement of operations) to December 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.02 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.020 per share. M Total distributions of $.40 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.60	$ 11.41	$ 12.65	$ 11.46	$ 10.32
Income from Investment Operations
Net investment income (loss)E	.06	.14	.09H	.09	.01
Net realized and unrealized gain (loss)	1.29	(5.89)	.54	1.53	1.16
Total from investment operations	1.35	(5.75)	.63	1.62	1.17
Distributions from net investment income	-	-	(.08)	(.10)	(.02)
Distributions from net realized gain	-	(.06)	(1.79)	(.34)	(.01)
Total distributions	-	(.06)	(1.87)	(.43)M	(.03)L
Redemption fees added to paid in capitalE, K	-	-	-	-	-
Net asset value, end of period	$ 6.95	$ 5.60	$ 11.41	$ 12.65	$ 11.46
Total ReturnB, C, D	24.11%	(50.65)%	5.07%	14.23%	11.39%
Ratios to Average Net AssetsF, J
Expenses before reductions	1.69%A	1.51%	1.22%	1.61%	2.19%A
Expenses net of fee waivers, if any	1.18%A	1.17%	1.22%	1.25%	1.25%A
Expenses net of all reductions	1.10%A	.97%	1.18%	1.15%	1.06%A
Net investment income (loss)	2.20%A	1.59%	.71%H	.80%	.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,866	$ 14,208	$ 38,719	$ 24,505	$ 9,810
Portfolio turnover rateG	410%A	350%	224%	185%	176%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .57%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.03 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.013 per share. M Total distributions of $.43 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.335 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,580,989
Unrealized depreciation	(2,343,743)
Net unrealized appreciation (depreciation)	$ 1,237,246
Cost for federal income tax purposes	$ 30,340,595

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $49,027,896 and $47,041,380, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 59
Service Class 2	406
Service Class R	59
Service Class 2R	199
$ 723

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 729
Service Class	86
Service Class 2	791
Initial Class R	5,073
Service Class R	86
Service Class 2R	102
Investor Class R	14,554
$ 21,421

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,293 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $68 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.10%	$ 1,437
Service Class	1.20%	305
Service Class 2	1.35%	1,372
Initial Class R	1.10%	21,522
Service Class R	1.20%	305
Service Class 2R	1.35%	394
Investor Class R	1.18%	35,820
		$ 61,155

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,540 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $112.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net realized gain
Initial Class	$ -	$ 6,626
Service Class	-	1,993
Service Class 2	-	2,646
Initial Class R	-	134,858
Service Class R	-	1,993
Service Class 2R	-	2,646
Investor Class R	-	177,580
Total	$ -	$ 328,342

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	13,697	30,908	$ 88,863	$ 260,134
Reinvestment of distributions	-	672	-	6,626
Shares redeemed	(14,493)	(85,732)	(74,674)	(731,294)
Net increase (decrease)	(796)	(54,152)	$ 14,189	$ (464,534)
Service Class
Reinvestment of distributions	-	202	-	1,993
Shares redeemed	(6,119)	(12,389)	(34,560)	(90,726)
Net increase (decrease)	(6,119)	(12,187)	$ (34,560)	$ (88,733)
Service Class 2
Shares sold	12,488	29,552	$ 69,917	$ 262,678
Reinvestment of distributions	-	269	-	2,646
Shares redeemed	(17,298)	(23,991)	(98,747)	(171,548)
Net increase (decrease)	(4,810)	5,830	$ (28,830)	$ 93,776
Initial Class R
Shares sold	377,478	148,524	$ 2,543,450	$ 1,413,988
Reinvestment of distributions	-	13,677	-	134,858
Shares redeemed	(233,472)	(1,478,974)	(1,194,856)	(13,970,732)
Net increase (decrease)	144,006	(1,316,773)	$ 1,348,594	$ (12,421,886)
Service Class R
Reinvestment of distributions	-	202	-	1,993
Shares redeemed	(6,119)	(12,389)	(34,560)	(90,726)
Net increase (decrease)	(6,119)	(12,187)	$ (34,560)	$ (88,733)
Service Class 2R
Reinvestment of distributions	-	269	-	2,646
Shares redeemed	(8,125)	(16,453)	(45,782)	(120,308)
Net increase (decrease)	(8,125)	(16,184)	$ (45,782)	$ (117,662)
Investor Class R
Shares sold	345,701	176,104	$ 2,303,543	$ 1,598,648
Reinvestment of distributions	-	18,065	-	177,580
Shares redeemed	(315,717)	(1,048,997)	(1,594,867)	(9,318,944)
Net increase (decrease)	29,984	(854,828)	$ 708,676	$ (7,542,716)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 97% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Japan Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAR-SANN-0809
1.833456.103

Fidelity® Variable Insurance Products:
Materials Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.87%
Actual		$ 1,000.00	$ 1,291.40	$ 4.94
Hypothetical A		$ 1,000.00	$ 1,020.48	$ 4.36
Investor Class	.97%
Actual		$ 1,000.00	$ 1,291.40	$ 5.51
Hypothetical A		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Freeport-McMoRan Copper & Gold, Inc. Class B	7.3	3.4
E.I. du Pont de Nemours & Co.	7.1	7.5
Dow Chemical Co.	6.7	0.0
Monsanto Co.	6.3	12.5
Celanese Corp. Class A	5.0	2.8
Air Products & Chemicals, Inc.	5.0	1.5
Nucor Corp.	4.0	0.0
Praxair, Inc.	3.5	6.3
Temple-Inland, Inc.	2.6	0.7
Weyerhaeuser Co.	2.6	3.2
	50.1
Top Industries (% of fund's net assets)
As of June 30, 2009
Chemicals	51.6%
Metals & Mining	25.0%
Containers & Packaging	10.5%
Construction Materials	4.4%
Paper & Forest Products	2.6%
All Others*	5.9%

As of December 31, 2008
Chemicals	55.3%
Metals & Mining	16.6%
Containers & Packaging	13.7%
Paper & Forest Products	3.2%
Construction Materials	2.3%
All Others*	8.9%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BUILDING PRODUCTS - 1.3%
Building Products - 1.3%
Masco Corp.	49,010	$ 469,516
CHEMICALS - 51.6%
Commodity Chemicals - 5.0%
Celanese Corp. Class A	79,100	1,878,625
Diversified Chemicals - 17.5%
Akzo Nobel NV	1,700	74,781
Ashland, Inc.	22,900	642,345
Cabot Corp.	21,200	266,696
Dow Chemical Co.	155,400	2,508,156
E.I. du Pont de Nemours & Co.	102,551	2,627,357
Solutia, Inc. (a)	68,200	392,832
		6,512,167
Fertilizers & Agricultural Chemicals - 10.2%
Agrium, Inc.	3,600	143,771
Monsanto Co.	31,724	2,358,362
Terra Industries, Inc.	15,200	368,144
The Mosaic Co.	21,000	930,300
		3,800,577
Industrial Gases - 10.6%
Air Products & Chemicals, Inc.	28,500	1,840,815
Airgas, Inc.	19,500	790,335
Praxair, Inc.	18,400	1,307,688
		3,938,838
Specialty Chemicals - 8.3%
Albemarle Corp.	29,435	752,653
Cytec Industries, Inc.	21,500	400,330
H.B. Fuller Co.	6,700	125,759
Lubrizol Corp.	7,696	364,098
OMNOVA Solutions, Inc. (a)	34,029	110,935
Rockwood Holdings, Inc. (a)	25,650	375,516
Valspar Corp.	7,200	162,216
W.R. Grace & Co. (a)	64,400	796,628
		3,088,135
TOTAL CHEMICALS		19,218,342
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Commercial Printing - 0.5%
R.R. Donnelley & Sons Co.	16,400	190,568
CONSTRUCTION MATERIALS - 4.4%
Construction Materials - 4.4%
CRH PLC	8,300	189,771
Eagle Materials, Inc.	13,100	330,644
Martin Marietta Materials, Inc.	7,200	567,936
Texas Industries, Inc.	3,400	106,624
Vulcan Materials Co.	10,500	452,550
		1,647,525

	Shares	Value
CONTAINERS & PACKAGING - 10.5%
Metal & Glass Containers - 5.9%
Ball Corp.	13,300	$ 600,628
Crown Holdings, Inc. (a)	17,829	430,392
Greif, Inc. Class A	5,800	256,476
Owens-Illinois, Inc. (a)	32,100	899,121
		2,186,617
Paper Packaging - 4.6%
Packaging Corp. of America	22,200	359,640
Rock-Tenn Co. Class A	9,536	363,894
Temple-Inland, Inc.	75,074	984,971
		1,708,505
TOTAL CONTAINERS & PACKAGING		3,895,122
FOOD PRODUCTS - 1.0%
Agricultural Products - 1.0%
Bunge Ltd.	2,700	162,675
Corn Products International, Inc.	8,200	219,678
		382,353
HOUSEHOLD DURABLES - 0.2%
Homebuilding - 0.2%
Centex Corp.	10,000	84,600
MARINE - 0.4%
Marine - 0.4%
Ultrapetrol (Bahamas) Ltd. (a)	35,000	155,050
METALS & MINING - 25.0%
Diversified Metals & Mining - 8.9%
Anglo American PLC (United Kingdom)	7,000	203,086
BHP Billiton PLC	9,100	204,203
Freeport-McMoRan Copper & Gold, Inc. Class B	54,000	2,705,938
Teck Resources Ltd. Class B (sub. vtg.)	11,400	181,816
		3,295,043
Gold - 7.0%
Agnico-Eagle Mines Ltd. (Canada)	7,500	395,086
AngloGold Ashanti Ltd. sponsored ADR	3,400	124,542
Harmony Gold Mining Co. Ltd. (a)	12,700	131,129
Newcrest Mining Ltd.	22,854	561,795
Newmont Mining Corp.	18,000	735,660
Randgold Resources Ltd. sponsored ADR	6,285	403,308
Yamana Gold, Inc.	30,400	270,257
		2,621,777
Precious Metals & Minerals - 0.8%
Impala Platinum Holdings Ltd.	13,813	305,314
Steel - 8.3%
Commercial Metals Co.	22,000	352,660
Nucor Corp.	33,900	1,506,177
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	15,300	$ 587,367
Steel Dynamics, Inc.	43,700	643,701
		3,089,905
TOTAL METALS & MINING		9,312,039
OIL, GAS & CONSUMABLE FUELS - 1.2%
Coal & Consumable Fuels - 1.2%
Foundation Coal Holdings, Inc.	6,703	188,421
Massey Energy Co.	13,300	259,882
		448,303
PAPER & FOREST PRODUCTS - 2.6%
Forest Products - 2.6%
Weyerhaeuser Co.	31,600	961,588
TOTAL COMMON STOCKS (Cost $40,712,442)		36,765,006
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b) (Cost $1,165,466)	1,165,466	$ 1,165,466
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $41,877,908)		37,930,472
NET OTHER ASSETS - (1.8)%		(687,089)
NET ASSETS - 100%		$ 37,243,383
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,272
Fidelity Securities Lending Cash Central Fund	202
Total	$ 3,474
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 84,600	$ 84,600	$ -	$ -
Consumer Staples	382,353	382,353	-	-
Energy	448,303	448,303	-	-
Industrials	815,134	815,134	-	-
Materials	35,034,616	34,903,487	131,129	-
Money Market Funds	1,165,466	1,165,466	-	-
Total Investments in Securities:	$ 37,930,472	$ 37,799,343	$ 131,129	$ -
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $8,497,719 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $1,808,501 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $40,712,442)	$ 36,765,006
Fidelity Central Funds (cost $1,165,466)	1,165,466
Total Investments (cost $41,877,908)		$ 37,930,472
Receivable for investments sold		903,695
Dividends receivable		73,972
Interest receivable		156
Distributions receivable from Fidelity Central Funds		684
Prepaid expenses		117
Total assets		38,909,096

Liabilities
Payable for investments purchased	$ 1,538,413
Payable for fund shares redeemed	82,138
Accrued management fee	17,835
Other affiliated payables	4,543
Other payables and accrued expenses	22,784
Total liabilities		1,665,713

Net Assets		$ 37,243,383
Net Assets consist of:
Paid in capital		$ 53,241,212
Undistributed net investment income		158,615
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,209,094)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,947,350)
Net Assets		$ 37,243,383

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($19,923,233 ÷ 2,658,921 shares)	$ 7.49

Investor Class: Net Asset Value, offering price and redemption price per share ($17,320,150 ÷ 2,311,689 shares)	$ 7.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 263,812
Interest		3,493
Income from Fidelity Central Funds		3,474
Total income		270,779

Expenses
Management fee	$ 68,927
Transfer agent fees	18,831
Accounting and security lending fees	4,758
Custodian fees and expenses	7,599
Independent trustees' compensation	85
Audit	11,225
Legal	13
Miscellaneous	1,029
Total expenses before reductions	112,467
Expense reductions	(23)	112,444
Net investment income (loss)		158,335
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,228,895)
Foreign currency transactions	1,698
Total net realized gain (loss)		(1,227,197)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,430,143
Assets and liabilities in foreign currencies	94
Total change in net unrealized appreciation (depreciation)		6,430,237
Net gain (loss)		5,203,040
Net increase (decrease) in net assets resulting from operations		$ 5,361,375

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 158,335	$ 222,041
Net realized gain (loss)	(1,227,197)	(10,931,824)
Change in net unrealized appreciation (depreciation)	6,430,237	(11,526,116)
Net increase (decrease) in net assets resulting from operations	5,361,375	(22,235,899)
Distributions to shareholders from net investment income	-	(219,419)
Distributions to shareholders from net realized gain	-	(132,142)
Total distributions	-	(351,561)
Share transactions - net increase (decrease)	14,068,429	15,709,835
Redemption fees	6,506	161,568
Total increase (decrease) in net assets	19,436,310	(6,716,057)

Net Assets
Beginning of period	17,807,073	24,523,130
End of period (including undistributed net investment income of $158,615 and undistributed net investment income of $280, respectively)	$ 37,243,383	$ 17,807,073

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.80	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.07	.10 H
Net realized and unrealized gain (loss)	1.65	(5.31)	1.20
Total from investment operations	1.69	(5.24)	1.30
Distributions from net investment income	-	(.08)	(.07)
Distributions from net realized gain	-	(.06)	(.11)
Total distributions	-	(.14)	(.18)
Redemption fees added to paid in capital E	- K	.05	.01
Net asset value, end of period	$ 7.49	$ 5.80	$ 11.13
Total Return B, C, D	29.14%	(46.88)%	13.12%
Ratios to Average Net Assets F, J
Expenses before reductions	.87% A	.88%	1.08% A
Expenses net of fee waivers, if any	.87% A	.88%	1.00% A
Expenses net of all reductions	.87% A	.88%	1.00% A
Net investment income (loss)	1.34% A	.74%	1.31% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,923	$ 9,963	$ 13,730
Portfolio turnover rate G	158% A	171%	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%. I For the period April 24, 2007 (commencement of operations) to December 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.80	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.06	.09 H
Net realized and unrealized gain (loss)	1.65	(5.31)	1.21
Total from investment operations	1.69	(5.25)	1.30
Distributions from net investment income	-	(.07)	(.07)
Distributions from net realized gain	-	(.06)	(.11)
Total distributions	-	(.13)	(.18)
Redemption fees added to paid in capital E	- K	.05	.01
Net asset value, end of period	$ 7.49	$ 5.80	$ 11.13
Total Return B, C, D	29.14%	(46.98)%	13.05%
Ratios to Average Net Assets F, J
Expenses before reductions	.97% A	.97%	1.20% A
Expenses net of fee waivers, if any	.97% A	.97%	1.15% A
Expenses net of all reductions	.97% A	.96%	1.15% A
Net investment income (loss)	1.23% A	.65%	1.16% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,320	$ 7,844	$ 10,793
Portfolio turnover rate G	158% A	171%	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%. I For the period April 24, 2007 (commencement of operations) to December 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Materials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,293,483
Unrealized depreciation	(8,412,767)
Net unrealized appreciation (depreciation)	$ (5,119,284)
Cost for federal income tax purposes	$ 43,049,756

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $33,151,068 and $18,841,104, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 7,072
Investor Class	11,759
$ 18,831

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $798 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $55 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $202.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 130,583
Investor Class	-	88,836
Total	$ -	$ 219,419
From net realized gain
Initial Class	$ -	$ 69,513
Investor Class	-	62,629
Total	$ -	$ 132,142

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	1,368,451	2,413,136	$ 9,637,122	$ 26,368,625
Reinvestment of distributions	-	29,762	-	200,096
Shares redeemed	(427,876)	(1,958,182)	(2,547,099)	(18,118,552)
Net increase (decrease)	940,575	484,716	$ 7,090,023	$ 8,450,169
Investor Class
Shares sold	1,200,981	2,230,231	$ 8,408,386	$ 25,342,249
Reinvestment of distributions	-	21,729	-	151,465
Shares redeemed	(241,484)	(1,869,798)	(1,429,980)	(18,234,048)
Net increase (decrease)	959,497	382,162	$ 6,978,406	$ 7,259,666

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VMATP-SANN-0809
1.851002.102

Fidelity® Variable Insurance Products:
Real Estate Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.83%
Actual		$ 1,000.00	$ 908.70	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Service Class	.93%
Actual		$ 1,000.00	$ 908.50	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Service Class 2	1.10%
Actual		$ 1,000.00	$ 908.00	$ 5.20
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class	.93%
Actual		$ 1,000.00	$ 908.50	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	9.0	7.2
Ventas, Inc.	5.9	6.2
Public Storage	4.9	7.3
ProLogis Trust	4.8	3.9
Digital Realty Trust, Inc.	3.8	4.0
Highwoods Properties, Inc. (SBI)	3.7	4.7
SL Green Realty Corp.	3.5	2.9
Vornado Realty Trust	3.4	6.4
Regency Centers Corp.	3.2	2.9
The Macerich Co.	3.1	0.0
	45.3
Top Five REIT Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	16.7	18.1
REITs - Apartments	14.5	17.4
REITs - Malls	13.2	7.9
REITs - Industrial Buildings	13.1	11.2
REITs - Shopping Centers	11.8	14.1
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks 97.1%		Stocks 96.7%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	1.5%	** Foreign investments	1.5%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 0.7%
Health Care Facilities - 0.7%
Capital Senior Living Corp. (a)	4,900	$ 22,295
Emeritus Corp. (a)	26,011	343,605
TOTAL HEALTH CARE FACILITIES		365,900
HOUSEHOLD DURABLES - 1.0%
Homebuilding - 1.0%
Centex Corp.	8,800	74,448
D.R. Horton, Inc.	5,000	46,800
Lennar Corp. Class A	6,000	58,140
M/I Homes, Inc.	5,700	55,803
Meritage Homes Corp. (a)	8,300	156,538
Pulte Homes, Inc.	15,900	140,397
TOTAL HOMEBUILDING		532,126
REAL ESTATE INVESTMENT TRUSTS - 91.9%
REITs - Apartments - 14.5%
American Campus Communities, Inc.	8,500	188,530
Apartment Investment & Management Co. Class A	133,634	1,182,661
AvalonBay Communities, Inc.	19,224	1,075,391
Camden Property Trust (SBI)	61,200	1,689,120
Equity Residential (SBI)	62,800	1,396,044
Essex Property Trust, Inc.	7,600	472,948
Home Properties, Inc.	32,300	1,101,430
UDR, Inc.	92,700	957,591
TOTAL REITS - APARTMENTS		8,063,715
REITs - Factory Outlets - 1.0%
Tanger Factory Outlet Centers, Inc.	16,500	535,095
REITs - Health Care Facilities - 11.5%
HCP, Inc.	77,000	1,631,630
Healthcare Realty Trust, Inc.	87,700	1,475,991
Ventas, Inc.	109,100	3,257,726
TOTAL REITS - HEALTH CARE FACILITIES		6,365,347
REITs - Hotels - 6.3%
DiamondRock Hospitality Co.	173,707	1,087,406
Host Hotels & Resorts, Inc.	113,647	953,498
Sunstone Hotel Investors, Inc.	271,081	1,450,283
TOTAL REITS - HOTELS		3,491,187

	Shares	Value
REITs - Industrial Buildings - 13.1%
Duke Realty LP	179,700	$ 1,575,969
ProLogis Trust	328,216	2,645,421
Public Storage	41,140	2,693,847
U-Store-It Trust	66,400	325,360
TOTAL REITS - INDUSTRIAL BUILDINGS		7,240,597
REITs - Malls - 13.2%
CBL & Associates Properties, Inc.	120,088	647,274
Simon Property Group, Inc.	96,663	4,971,378
The Macerich Co.	96,682	1,702,570
TOTAL REITS - MALLS		7,321,222
REITs - Management/Investment - 3.8%
Digital Realty Trust, Inc.	59,300	2,125,905
REITs - Office Buildings - 16.7%
Alexandria Real Estate Equities, Inc.	35,900	1,284,861
Boston Properties, Inc.	31,200	1,488,240
Brandywine Realty Trust (SBI)	178,500	1,329,825
Corporate Office Properties Trust (SBI)	40,100	1,176,133
Highwoods Properties, Inc. (SBI)	91,800	2,053,566
SL Green Realty Corp.	83,800	1,922,372
TOTAL REITS - OFFICE BUILDINGS		9,254,997
REITs - Shopping Centers - 11.8%
Acadia Realty Trust (SBI)	48,100	627,705
Developers Diversified Realty Corp.	168,700	823,256
Inland Real Estate Corp.	79,400	555,800
Kimco Realty Corp.	32,515	326,776
Kite Realty Group Trust	73,600	214,912
Ramco-Gershenson Properties Trust (SBI)	32,900	329,329
Regency Centers Corp.	51,500	1,797,865
Vornado Realty Trust	41,817	1,883,020
TOTAL REITS - SHOPPING CENTERS		6,558,663
TOTAL REAL ESTATE INVESTMENT TRUSTS		50,956,728
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.5%
Real Estate Operating Companies - 1.5%
Brookfield Properties Corp.	103,950	828,482
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Services - 2.0%
CB Richard Ellis Group, Inc. Class A (a)	103,828	$ 971,830
Jones Lang LaSalle, Inc.	4,400	144,012
TOTAL REAL ESTATE SERVICES		1,115,842
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,944,324
TOTAL COMMON STOCKS (Cost $73,891,497)		53,799,078
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b) (Cost $1,301,650)	1,301,650	$ 1,301,650
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $75,193,147)		55,100,728
NET OTHER ASSETS - 0.6%		314,788
NET ASSETS - 100%		$ 55,415,516
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,551
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $9,062,124 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $73,891,497)	$ 53,799,078
Fidelity Central Funds (cost $1,301,650)	1,301,650
Total Investments (cost $75,193,147)		$ 55,100,728
Cash		15,678
Foreign currency held at value (cost $4,731)		4,731
Receivable for investments sold		851,144
Receivable for fund shares sold		11,969
Dividends receivable		224,786
Distributions receivable from Fidelity Central Funds		647
Prepaid expenses		398
Total assets		56,210,081

Liabilities
Payable for investments purchased	$ 609,328
Payable for fund shares redeemed	118,859
Accrued management fee	27,362
Distribution fees payable	1,237
Other affiliated payables	6,424
Other payables and accrued expenses	31,355
Total liabilities		794,565

Net Assets		$ 55,415,516
Net Assets consist of:
Paid in capital		$ 99,444,682
Undistributed net investment income		848,612
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,784,629)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(20,093,149)
Net Assets		$ 55,415,516

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($28,559,394 ÷ 3,879,565 shares)	$ 7.36

Service Class: Net Asset Value, offering price and redemption price per share ($923,688 ÷ 125,809 shares)	$ 7.34

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,584,310 ÷ 765,060 shares)	$ 7.30

Investor Class: Net Asset Value, offering price and redemption price per share ($20,348,124 ÷ 2,773,042 shares)	$ 7.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends		$ 1,069,858
Income from Fidelity Central Funds		4,551
Total income		1,074,409

Expenses
Management fee	$ 137,944
Transfer agent fees	34,735
Distribution fees	5,359
Accounting fees and expenses	9,496
Custodian fees and expenses	12,130
Independent trustees' compensation	197
Audit	16,598
Legal	37
Miscellaneous	2,278
Total expenses before reductions	218,774
Expense reductions	(1,265)	217,509
Net investment income (loss)		856,900
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,021,109)
Foreign currency transactions	1,780
Total net realized gain (loss)		(14,019,329)
Change in net unrealized appreciation (depreciation) on: Investment securities	7,652,839
Assets and liabilities in foreign currencies	(749)
Total change in net unrealized appreciation (depreciation)		7,652,090
Net gain (loss)		(6,367,239)
Net increase (decrease) in net assets resulting from operations		$ (5,510,339)

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 856,900	$ 2,354,248
Net realized gain (loss)	(14,019,329)	(9,263,145)
Change in net unrealized appreciation (depreciation)	7,652,090	(36,927,350)
Net increase (decrease) in net assets resulting from operations	(5,510,339)	(43,836,247)
Distributions to shareholders from net investment income	(159,795)	(2,499,867)
Distributions to shareholders from net realized gain	-	(1,117,046)
Total distributions	(159,795)	(3,616,913)
Share transactions - net increase (decrease)	1,208,311	196,182
Total increase (decrease) in net assets	(4,461,823)	(47,256,978)

Net Assets
Beginning of period	59,877,339	107,134,317
End of period (including undistributed net investment income of $848,612 and undistributed net investment income of $151,507, respectively)	$ 55,415,516	$ 59,877,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 14.38	$ 22.74	$ 18.48	$ 17.46	$ 13.30
Income from Investment Operations
Net investment income (loss) E	.12	.33	.27	.38	.38	.45
Net realized and unrealized gain (loss)	(.87)	(6.06)	(4.15)	6.23	2.25	4.08
Total from investment operations	(.75)	(5.73)	(3.88)	6.61	2.63	4.53
Distributions from net investment income	(.02)	(.36)	(.36)	(.33)	(.41)	(.31)
Distributions from net realized gain	-	(.16)	(4.12)	(2.02)	(1.20)	(.06)
Total distributions	(.02)	(.52)	(4.48)	(2.35)	(1.61) I	(.37)
Net asset value, end of period	$ 7.36	$ 8.13	$ 14.38	$ 22.74	$ 18.48	$ 17.46
Total Return B, C, D	(9.13)%	(39.87)%	(17.72)%	36.71%	15.12%	34.14%
Ratios to Average Net Assets F, H
Expenses before reductions	.83% A	.76%	.74%	.72%	.74%	.77%
Expenses net of fee waivers, if any	.83% A	.76%	.74%	.72%	.74%	.77%
Expenses net of all reductions	.83% A	.76%	.74%	.71%	.71%	.74%
Net investment income (loss)	3.57% A	2.51%	1.21%	1.76%	2.13%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,559	$ 32,918	$ 68,401	$ 205,802	$ 145,065	$ 147,779
Portfolio turnover rate G	115% A	87%	102%	70%	75%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.61 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $1.195 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 14.33	$ 22.69	$ 18.44	$ 17.43	$ 13.28
Income from Investment Operations
Net investment income (loss) E	.11	.32	.24	.35	.37	.43
Net realized and unrealized gain (loss)	(.86)	(6.04)	(4.13)	6.22	2.23	4.08
Total from investment operations	(.75)	(5.72)	(3.89)	6.57	2.60	4.51
Distributions from net investment income	(.02)	(.34)	(.35)	(.30)	(.40)	(.30)
Distributions from net realized gain	-	(.16)	(4.12)	(2.02)	(1.20)	(.06)
Total distributions	(.02)	(.50)	(4.47)	(2.32)	(1.59) I	(.36)
Net asset value, end of period	$ 7.34	$ 8.11	$ 14.33	$ 22.69	$ 18.44	$ 17.43
Total Return B, C, D	(9.15)%	(39.95)%	(17.80)%	36.61%	15.00%	34.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.86%	.83%	.82%	.84%	.86%
Expenses net of fee waivers, if any	.93% A	.86%	.83%	.82%	.84%	.86%
Expenses net of all reductions	.93% A	.85%	.83%	.81%	.81%	.84%
Net investment income (loss)	3.47% A	2.41%	1.12%	1.66%	2.03%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 924	$ 1,385	$ 3,543	$ 4,311	$ 3,156	$ 2,744
Portfolio turnover rate G	115% A	87%	102%	70%	75%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.59 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $1.195 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 14.28	$ 22.62	$ 18.40	$ 17.39	$ 13.26
Income from Investment Operations
Net investment income (loss) E	.11	.28	.21	.32	.34	.41
Net realized and unrealized gain (loss)	(.86)	(5.99)	(4.11)	6.19	2.24	4.06
Total from investment operations	(.75)	(5.71)	(3.90)	6.51	2.58	4.47
Distributions from net investment income	(.02)	(.34)	(.32)	(.27)	(.37)	(.28)
Distributions from net realized gain	-	(.16)	(4.12)	(2.02)	(1.20)	(.06)
Total distributions	(.02)	(.50)	(4.44)	(2.29)	(1.57) I	(.34)
Net asset value, end of period	$ 7.30	$ 8.07	$ 14.28	$ 22.62	$ 18.40	$ 17.39
Total Return B, C, D	(9.20)%	(40.06)%	(17.91)%	36.35%	14.88%	33.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.03%	.98%	.97%	.99%	1.01%
Expenses net of fee waivers, if any	1.10% A	1.03%	.98%	.97%	.99%	1.01%
Expenses net of all reductions	1.10% A	1.03%	.98%	.96%	.96%	.99%
Net investment income (loss)	3.30% A	2.24%	.97%	1.51%	1.88%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,584	$ 2,864	$ 3,558	$ 4,284	$ 3,141	$ 2,735
Portfolio turnover rate G	115% A	87%	102%	70%	75%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.57 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $1.195 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 14.34	$ 22.69	$ 18.46	$ 19.25
Income from Investment Operations
Net investment income (loss) E	.11	.31	.24	.35	.17
Net realized and unrealized gain (loss)	(.86)	(6.03)	(4.13)	6.22	.52
Total from investment operations	(.75)	(5.72)	(3.89)	6.57	.69
Distributions from net investment income	(.02)	(.35)	(.34)	(.32)	(.42)
Distributions from net realized gain	-	(.16)	(4.12)	(2.02)	(1.06)
Total distributions	(.02)	(.51)	(4.46)	(2.34)	(1.48) J
Net asset value, end of period	$ 7.34	$ 8.11	$ 14.34	$ 22.69	$ 18.46
Total Return B, C, D	(9.15)%	(39.91)%	(17.83)%	36.53%	3.52%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.85%	.85%	.85%	.99% A
Expenses net of fee waivers, if any	.93% A	.85%	.85%	.85%	.99% A
Expenses net of all reductions	.93% A	.85%	.85%	.85%	.96% A
Net investment income (loss)	3.48% A	2.42%	1.10%	1.62%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,348	$ 22,711	$ 31,632	$ 50,198	$ 7,134
Portfolio turnover rate G	115% A	87%	102%	70%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.48 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $1.06 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Real Estate Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,246,382
Unrealized depreciation	(31,120,710)
Net unrealized appreciation (depreciation)	$ (26,874,328)
Cost for federal income tax purposes	$ 81,975,056

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $30,555,485 and $27,764,871, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 489
Service Class 2	4,870
$ 5,359

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 13,163
Service Class	460
Service Class 2	2,504
Investor Class	18,608
$ 34,735

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,666 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $163 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Investor Class	.93%	$ 1,161

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $99 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 87,227	$ 1,416,267
Service Class	3,537	58,561
Service Class 2	8,702	104,945
Investor Class	60,329	920,094
Total	$ 159,795	$ 2,499,867
From net realized gain
Initial Class	$ -	$ 631,633
Service Class	-	28,427
Service Class 2	-	48,687
Investor Class	-	408,299
Total	$ -	$ 1,117,046

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	476,290	1,072,807	$ 3,161,931	$ 15,243,890
Reinvestment of distributions	14,936	245,583	87,227	2,047,900
Shares redeemed	(660,740)	(2,026,672)	(4,171,214)	(26,391,337)
Net increase (decrease)	(169,514)	(708,282)	$ (922,056)	$ (9,099,547)
Service Class
Reinvestment of distributions	607	10,234	$ 3,537	$ 86,988
Shares redeemed	(45,477)	(86,835)	(294,934)	(942,259)
Net increase (decrease)	(44,870)	(76,601)	$ (291,397)	$ (855,271)
Service Class 2
Shares sold	699,477	230,882	$ 4,370,116	$ 2,490,148
Reinvestment of distributions	1,500	18,848	8,702	153,632
Shares redeemed	(290,735)	(144,174)	(1,918,631)	(1,475,124)
Net increase (decrease)	410,242	105,556	$ 2,460,187	$ 1,168,656
Investor Class
Shares sold	433,234	1,443,530	$ 2,876,550	$ 20,545,410
Reinvestment of distributions	10,348	162,246	60,329	1,328,392
Shares redeemed	(471,826)	(1,010,483)	(2,975,302)	(12,891,458)
Net increase (decrease)	(28,244)	595,293	$ (38,423)	$ 8,982,344

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 89% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPRE-SANN-0809
1.787989.106

Fidelity® Variable Insurance Products:
Technology Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.84%
Actual		$ 1,000.00	$ 1,447.90	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,020.63	$ 4.21
Investor Class	.95%
Actual		$ 1,000.00	$ 1,444.40	$ 5.76
Hypothetical A		$ 1,000.00	$ 1,020.08	$ 4.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	9.6	6.6
Apple, Inc.	7.1	1.0
Intel Corp.	5.5	1.0
Google, Inc. Class A (sub. vtg.)	4.0	1.0
Oracle Corp.	3.3	0.5
Hewlett-Packard Co.	2.9	5.4
QUALCOMM, Inc.	2.6	7.0
BMC Software, Inc.	2.1	0.0
Infineon Technologies AG	1.8	0.2
Citrix Systems, Inc.	1.7	0.0
	40.6
Top Industries (% of fund's net assets)
As of June 30, 2009
Software	31.2%
Semiconductors & Semiconductor Equipment	24.3%
Computers & Peripherals	13.0%
Communications Equipment	9.8%
Internet Software & Services	9.5%
All Others*	12.2%

As of December 31, 2008
Semiconductors & Semiconductor Equipment	24.3%
Communications Equipment	22.7%
Software	22.2%
Computers & Peripherals	8.8%
Electronic Equipment & Components	5.3%
All Others*	16.7%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 9.7%
Communications Equipment - 9.7%
ADC Telecommunications, Inc. (a)	22,501	$ 179,108
Adtran, Inc.	1,400	30,058
ADVA AG Optical Networking (a)	58,503	95,192
Alcatel-Lucent SA sponsored ADR (a)	1,700	4,216
Aruba Networks, Inc. (a)	900	7,866
Brocade Communications Systems, Inc. (a)	63,300	495,006
Ciena Corp. (a)	12,100	125,235
Cisco Systems, Inc. (a)	9,900	184,536
Cogo Group, Inc. (a)	1,405	8,388
CommScope, Inc. (a)	6,900	181,194
Comverse Technology, Inc. (a)	21,470	183,569
F5 Networks, Inc. (a)	19,918	688,964
Infinera Corp. (a)	14,400	131,472
JDS Uniphase Corp. (a)	34,800	199,056
Juniper Networks, Inc. (a)	9,800	231,280
Motorola, Inc.	13,500	89,505
Palm, Inc. (a)	15,300	253,521
Polycom, Inc. (a)	28,700	581,749
Powerwave Technologies, Inc. (a)	28,200	45,402
QUALCOMM, Inc.	51,500	2,327,800
Research In Motion Ltd. (a)	1,200	85,260
Riverbed Technology, Inc. (a)	17,600	408,144
Sandvine Corp. (a)	185,700	212,347
Sandvine Corp. (U.K.) (a)	100,288	118,792
Sonus Networks, Inc. (a)	5,300	8,533
Starent Networks Corp. (a)	53,288	1,300,760
Tekelec (a)	22,400	376,992
		8,553,945
COMPUTERS & PERIPHERALS - 13.0%
Computer Hardware - 10.6%
3PAR, Inc. (a)	800	9,920
Apple, Inc. (a)	43,745	6,230,600
Dell, Inc. (a)	6,400	87,872
Hewlett-Packard Co.	66,900	2,585,685
Stratasys, Inc. (a)	13,110	144,079
Teradata Corp. (a)	3,800	89,034
Toshiba Corp.	34,000	123,527
Wistron Corp.	24,000	39,805
		9,310,522
Computer Storage & Peripherals - 2.4%
Chicony Electronics Co. Ltd.	33,610	62,495
Data Domain, Inc. (a)	300	10,005
EMC Corp. (a)	42,900	561,990
Immersion Corp. (a)	25,000	123,500
NetApp, Inc. (a)	400	7,888
SanDisk Corp. (a)	46,087	677,018
Seagate Technology	45,700	478,022

	Shares	Value
SIMPLO Technology Co. Ltd.	11,000	$ 44,187
Synaptics, Inc. (a)	3,500	135,275
		2,100,380
TOTAL COMPUTERS & PERIPHERALS		11,410,902
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
MasTec, Inc. (a)	1,700	19,924
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	100	6,736
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
centrotherm photovoltaics AG (a)	200	8,638
Energy Conversion Devices, Inc. (a)(e)	2,500	35,375
First Solar, Inc. (a)	186	30,154
General Cable Corp. (a)	2,400	90,192
JA Solar Holdings Co. Ltd. ADR (a)	9,900	46,530
Q-Cells SE (a)	200	4,068
Roth & Rau AG	200	6,511
Sunpower Corp. Class B (a)	2,142	51,301
Yingli Green Energy Holding Co. Ltd. ADR (a)	2,300	31,165
		303,934
ELECTRONIC EQUIPMENT & COMPONENTS - 6.1%
Electronic Components - 0.8%
Amphenol Corp. Class A	2,700	85,428
DTS, Inc. (a)	2,200	59,554
Everlight Electronics Co. Ltd.	70,219	179,073
Tripod Technology Corp.	25,000	41,844
Unimicron Technology Corp.	57,000	43,713
Universal Display Corp. (a)(e)	30,000	293,400
Vishay Intertechnology, Inc. (a)	1,300	8,827
		711,839
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	300	6,093
China Security & Surveillance Technology, Inc. (a)(e)	22,385	168,783
Chroma ATE, Inc.	218,132	225,700
Comverge, Inc. (a)	1,211	14,653
Coretronic Corp.	23,000	23,133
Itron, Inc. (a)	2,900	159,703
National Instruments Corp.	300	6,768
Orbotech Ltd. (a)	32,500	281,125
		885,958
Electronic Manufacturing Services - 2.7%
DDi Corp. (a)	52,800	239,184
Flextronics International Ltd. (a)	102,800	422,508
Ju Teng International Holdings Ltd.	112,000	60,409
Molex, Inc.	2,800	43,540
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - continued
Multi-Fineline Electronix, Inc. (a)	411	$ 8,795
Trimble Navigation Ltd. (a)	14,100	276,783
TTM Technologies, Inc. (a)	84,100	669,436
Tyco Electronics Ltd.	32,100	596,739
		2,317,394
Technology Distributors - 1.6%
Brightpoint, Inc. (a)	16,500	103,455
Digital China Holdings Ltd. (H Shares)	707,000	492,626
Ingram Micro, Inc. Class A (a)	17,900	313,250
Inspur International Ltd.	1,139,000	195,470
Synnex Technology International Corp.	28,000	45,587
WPG Holding Co. Ltd.	275,000	272,406
		1,422,794
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		5,337,985
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
Health Care Equipment - 0.6%
China Medical Technologies, Inc. sponsored ADR	300	5,973
Golden Meditech Co. Ltd. (a)	262,000	45,301
I-Flow Corp. (a)	9,390	65,167
Mingyuan Medicare Development Co. Ltd.	3,700,000	410,586
		527,027
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	92,000	236,235
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		763,262
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	100	3,701
HOTELS, RESTAURANTS & LEISURE - 0.3%
Hotels, Resorts & Cruise Lines - 0.3%
Ctrip.com International Ltd. sponsored ADR	6,200	287,060
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
Harman International Industries, Inc.	7,200	135,360
INTERNET & CATALOG RETAIL - 1.1%
Internet Retail - 1.1%
Amazon.com, Inc. (a)	6,600	552,156
Expedia, Inc. (a)	540	8,159
Priceline.com, Inc. (a)(e)	3,888	433,706
		994,021

	Shares	Value
INTERNET SOFTWARE & SERVICES - 9.5%
Internet Software & Services - 9.5%
Akamai Technologies, Inc. (a)	2,500	$ 47,950
Baidu.com, Inc. sponsored ADR (a)	3,000	903,270
comScore, Inc. (a)	2,200	29,304
Constant Contact, Inc. (a)	1,076	21,348
DealerTrack Holdings, Inc. (a)	1,500	25,500
Dice Holdings, Inc. (a)	17,500	81,375
eBay, Inc. (a)	51,300	878,769
Equinix, Inc. (a)	100	7,274
Google, Inc. Class A (sub. vtg.) (a)	8,400	3,541,356
LogMeIn, Inc.	800	12,800
ModusLink Global Solutions, Inc. (a)	30,000	205,800
NetEase.com, Inc. sponsored ADR (a)	7,200	253,296
Omniture, Inc. (a)	400	5,024
Open Text Corp. (a)	2,500	91,351
OpenTable, Inc.	100	3,017
Rackspace Hosting, Inc.	3,109	43,091
SAVVIS, Inc.	1,000	11,460
Sina Corp. (a)	11,400	336,072
Sohu.com, Inc. (a)	5,200	326,716
Tencent Holdings Ltd.	87,600	1,022,390
VeriSign, Inc. (a)	300	5,544
VistaPrint Ltd. (a)	4,100	174,865
Vocus, Inc. (a)	1,300	25,688
WebMD Health Corp. Class A (a)	3,700	110,704
Yahoo!, Inc. (a)	9,800	153,468
		8,317,432
IT SERVICES - 1.7%
Data Processing & Outsourced Services - 0.5%
CyberSource Corp. (a)	3,805	58,217
Lender Processing Services, Inc.	200	5,554
Visa, Inc.	6,800	423,368
		487,139
IT Consulting & Other Services - 1.2%
Amdocs Ltd. (a)	3,400	72,930
CACI International, Inc. Class A (a)	500	21,355
China Information Security Technology, Inc. (a)	1,083	3,097
Cognizant Technology Solutions Corp. Class A (a)	7,900	210,930
SAIC, Inc. (a)	4,100	76,055
Satyam Computer Services Ltd. sponsored ADR (e)	1,400	4,354
Yucheng Technologies Ltd. (a)	76,600	653,398
		1,042,119
TOTAL IT SERVICES		1,529,258
Common Stocks - continued
	Shares	Value
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Meyer Burger Technology AG (a)	30	$ 4,631
Shin Zu Shing Co. Ltd.	52,368	248,613
		253,244
MEDIA - 0.6%
Advertising - 0.4%
AirMedia Group, Inc. ADR (a)	16,200	104,328
VisionChina Media, Inc. ADR (a)	38,000	232,180
		336,508
Cable & Satellite - 0.2%
Sirius XM Radio, Inc. (a)	133,500	57,405
Virgin Media, Inc.	12,700	118,745
		176,150
TOTAL MEDIA		512,658
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	740
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.5%
Semiconductor Equipment - 6.6%
Advantest Corp. ADR	4,000	73,200
Aixtron AG	18,200	223,635
Amkor Technology, Inc. (a)	114,400	541,112
ASM International NV (NASDAQ) (a)(e)	43,900	645,769
ASM Pacific Technology Ltd.	3,200	16,454
ASML Holding NV (NY Shares)	47,400	1,026,210
ATMI, Inc. (a)	15,000	232,950
Cymer, Inc. (a)	14,700	437,031
EMCORE Corp. (a)(e)	20,000	25,200
FormFactor, Inc. (a)	6,700	115,508
Global Unichip Corp.	7,689	36,035
Lam Research Corp. (a)	12,700	330,200
LTX-Credence Corp. (a)	55,615	26,139
MEMC Electronic Materials, Inc. (a)	10,000	178,100
Photronics, Inc. (a)	9,700	39,285
Tessera Technologies, Inc. (a)	50,300	1,272,087
Varian Semiconductor Equipment Associates, Inc. (a)	17,400	417,426
Verigy Ltd. (a)	17,200	209,324
		5,845,665
Semiconductors - 16.9%
Advanced Micro Devices, Inc. (a)(e)	8,400	32,508
Altera Corp.	7,500	122,100
ANADIGICS, Inc. (a)	1,900	7,961
Analog Devices, Inc.	200	4,956
ARM Holdings PLC sponsored ADR	48,600	290,142
Atmel Corp. (a)	97,800	364,794
Cavium Networks, Inc. (a)	72,891	1,225,298

	Shares	Value
Chartered Semiconductor Manufacturing Ltd. ADR (a)	10,500	$ 149,940
Cree, Inc. (a)	9,960	292,724
CSR PLC (a)(e)	158,743	913,393
Cypress Semiconductor Corp. (a)	33,100	304,520
Diodes, Inc. (a)	2,700	42,228
Elan Microelectronics Corp.	28,000	45,673
Elpida Memory, Inc. (a)	4,000	43,390
Epistar Corp.	102,000	275,332
Fairchild Semiconductor International, Inc. (a)	37,400	261,426
Hynix Semiconductor, Inc. (a)	2,760	29,553
Infineon Technologies AG (a)	441,800	1,577,250
Inotera Memories, Inc. (a)	165,000	71,051
Intel Corp.	290,700	4,811,085
International Rectifier Corp. (a)	23,100	342,111
Intersil Corp. Class A	7,300	91,761
Kinsus Interconnect Technology Corp.	26,000	43,281
LSI Corp. (a)	1,800	8,208
Marvell Technology Group Ltd. (a)	53,500	622,740
MediaTek, Inc.	3,000	35,788
Micron Technology, Inc. (a)	208,600	1,055,516
Monolithic Power Systems, Inc. (a)	9,900	221,859
MoSys, Inc. (a)	3,300	5,445
Netlogic Microsystems, Inc. (a)	200	7,292
NVIDIA Corp. (a)	26,600	300,314
O2Micro International Ltd. sponsored ADR (a)	2,200	11,000
Omnivision Technologies, Inc. (a)	26,501	275,345
PMC-Sierra, Inc. (a)	23,000	183,080
Power Integrations, Inc.	300	7,137
Powertech Technology, Inc.	29,000	60,453
Radiant Opto-Electronics Corp.	49,000	56,217
Silicon Laboratories, Inc. (a)	1,700	64,498
Skyworks Solutions, Inc. (a)	900	8,802
Standard Microsystems Corp. (a)	17,900	366,055
Supertex, Inc. (a)	1,000	25,110
TriQuint Semiconductor, Inc. (a)	1,700	9,027
Volterra Semiconductor Corp. (a)	2,000	26,280
Xilinx, Inc.	8,000	163,680
		14,856,323
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		20,701,988
SOFTWARE - 31.2%
Application Software - 10.7%
Adobe Systems, Inc. (a)	29,000	820,700
ANSYS, Inc. (a)	700	21,812
Autodesk, Inc. (a)	200	3,796
Autonomy Corp. PLC (a)	18,700	442,083
Blackboard, Inc. (a)	2,500	72,150
Cadence Design Systems, Inc. (a)	117,900	695,610
Callidus Software, Inc. (a)	14,090	40,157
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Citrix Systems, Inc. (a)	47,300	$ 1,508,397
Concur Technologies, Inc. (a)	8,600	267,288
Epicor Software Corp. (a)	3,800	20,140
Gameloft (a)	32,800	121,923
Informatica Corp. (a)	29,700	510,543
Intuit, Inc. (a)	26,000	732,160
JDA Software Group, Inc. (a)	12,000	179,520
Kingdee International Software Group Co. Ltd.	1,330,000	229,964
Longtop Financial Technologies Ltd. ADR (a)	5,500	135,080
Mentor Graphics Corp. (a)	16,500	90,255
Nice Systems Ltd. sponsored ADR (a)	1,000	23,070
Parametric Technology Corp. (a)	11,300	132,097
Pegasystems, Inc.	1,700	44,846
Salesforce.com, Inc. (a)	30,300	1,156,551
Smith Micro Software, Inc. (a)	42,700	419,314
SolarWinds, Inc.	500	8,245
SPSS, Inc. (a)	5,000	166,850
SuccessFactors, Inc. (a)	28,100	257,958
Synchronoss Technologies, Inc. (a)	15,352	188,369
Synopsys, Inc. (a)	10,500	204,855
Taleo Corp. Class A (a)	19,100	348,957
TIBCO Software, Inc. (a)	13,200	94,644
Ulticom, Inc.	38,693	77,386
Verint Systems, Inc. (a)	37,900	390,370
		9,405,090
Home Entertainment Software - 2.7%
Activision Blizzard, Inc. (a)	23,300	294,279
Changyou.com Ltd. (A Shares) ADR	100	3,847
Electronic Arts, Inc. (a)	54,300	1,179,396
Kingsoft Corp. Ltd.	58,000	40,488
Perfect World Co. Ltd. sponsored ADR Class B (a)	8,400	240,240
Rosetta Stone, Inc.	1,100	30,184
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	3,400	177,786
Take-Two Interactive Software, Inc.	15,500	146,785
THQ, Inc. (a)	5,900	42,244
Ubisoft Entertainment SA (a)	8,400	204,371
		2,359,620
Systems Software - 17.8%
Ariba, Inc. (a)	2,692	26,489
BMC Software, Inc. (a)	55,800	1,885,482
CA, Inc.	400	6,972
Check Point Software Technologies Ltd. (a)	200	4,694
CommVault Systems, Inc. (a)	7,900	130,982
Insyde Software Corp.	74,206	374,869
Macrovision Solutions Corp. (a)	19	414

	Shares	Value
McAfee, Inc. (a)	700	$ 29,533
Microsoft Corp.	356,400	8,471,629
NetSuite, Inc. (a)(e)	20,000	236,200
Oracle Corp.	135,800	2,908,836
Phoenix Technologies Ltd. (a)	4,000	10,840
Red Hat, Inc. (a)	66,300	1,334,619
Symantec Corp. (a)	5,400	84,024
TeleCommunication Systems, Inc. Class A (a)	20,600	146,466
VMware, Inc. Class A (a)	3,000	81,810
		15,733,859
TOTAL SOFTWARE		27,498,569
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	1,000	24,020
Sprint Nextel Corp. (a)	29,400	141,414
Syniverse Holdings, Inc. (a)	21,393	342,930
		508,364
TOTAL COMMON STOCKS (Cost $78,545,686)		87,139,083
Convertible Bonds - 0.9%
		Principal Amount (d)
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13		$ 150,000	98,760
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Advanced Micro Devices, Inc. 5.75% 8/15/12		840,000	516,600
Infineon Technologies Holding BV 5% 6/5/10	EUR	150,000	192,205
			708,805
TOTAL CONVERTIBLE BONDS (Cost $949,251)			807,565
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	241,902	$ 241,902
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	1,708,276	1,708,276
TOTAL MONEY MARKET FUNDS (Cost $1,950,178)		1,950,178
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $81,445,115)		89,896,826
NET OTHER ASSETS - (2.1)%		(1,881,620)
NET ASSETS - 100%		$ 88,015,206
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,906
Fidelity Securities Lending Cash Central Fund	23,750
Total	$ 28,656
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,935,835	$ 1,935,835	$ -	$ -
Health Care	766,963	766,963	-	-
Industrials	577,102	577,102	-	-
Information Technology	83,350,079	81,760,029	1,590,050	-
Materials	740	740	-	-
Telecommunication Services	508,364	508,364	-	-
Corporate Bonds	807,565	-	807,565	-
Money Market Funds	1,950,178	1,950,178	-	-
Total Investments in Securities:	$ 89,896,826	$ 87,499,211	$ 2,397,615	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.4%
China	4.0%
Taiwan	2.7%
Cayman Islands	2.3%
Germany	2.2%
Netherlands	2.1%
Bermuda	2.1%
United Kingdom	1.9%
Others (individually less than 1%)	3.3%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $15,064,221 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $9,010,340 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,618,989) - See accompanying schedule: Unaffiliated issuers (cost $79,494,937)	$ 87,946,648
Fidelity Central Funds (cost $1,950,178)	1,950,178
Total Investments (cost $81,445,115)		$ 89,896,826
Cash		369,302
Receivable for investments sold		1,199,266
Receivable for fund shares sold		252,906
Dividends receivable		15,471
Interest receivable		18,794
Distributions receivable from Fidelity Central Funds		6,152
Prepaid expenses		257
Other receivables		407
Total assets		91,759,381

Liabilities
Payable for investments purchased	$ 1,961,632
Payable for fund shares redeemed	88
Accrued management fee	40,047
Other affiliated payables	9,598
Other payables and accrued expenses	24,534
Collateral on securities loaned, at value	1,708,276
Total liabilities		3,744,175

Net Assets		$ 88,015,206
Net Assets consist of:
Paid in capital		$ 109,034,635
Undistributed net investment income		229,847
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,700,390)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,451,114
Net Assets		$ 88,015,206

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($56,629,878 ÷ 8,669,187 shares)	$ 6.53

Investor Class: Net Asset Value, offering price and redemption price per share ($31,385,328 ÷ 4,825,443 shares)	$ 6.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 188,212
Special dividends		177,214
Interest		55,793
Income from Fidelity Central Funds (including $23,750 from security lending)		28,656
Total income		449,875

Expenses
Management fee	$ 157,715
Transfer agent fees	36,310
Accounting and security lending fees	11,056
Custodian fees and expenses	21,578
Independent trustees' compensation	194
Audit	18,549
Legal	48
Miscellaneous	2,344
Total expenses before reductions	247,794
Expense reductions	(1,483)	246,311
Net investment income (loss)		203,564
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,561,930)
Foreign currency transactions	3,430
Total net realized gain (loss)		(4,558,500)
Change in net unrealized appreciation (depreciation) on: Investment securities	25,929,348
Assets and liabilities in foreign currencies	(910)
Total change in net unrealized appreciation (depreciation)		25,928,438
Net gain (loss)		21,369,938
Net increase (decrease) in net assets resulting from operations		$ 21,573,502

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 203,564	$ 111,168
Net realized gain (loss)	(4,558,500)	(24,802,819)
Change in net unrealized appreciation (depreciation)	25,928,438	(23,720,929)
Net increase (decrease) in net assets resulting from operations	21,573,502	(48,412,580)
Distributions to shareholders from net investment income	-	(77,871)
Distributions to shareholders from net realized gain	-	(12,421,709)
Total distributions	-	(12,499,580)
Share transactions - net increase (decrease)	28,118,948	(5,986,585)
Redemption fees	19,865	47,060
Total increase (decrease) in net assets	49,712,315	(66,851,685)

Net Assets
Beginning of period	38,302,891	105,154,576
End of period (including undistributed net investment income of $229,847 and undistributed net investment income of $26,283, respectively)	$ 88,015,206	$ 38,302,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 4.51	$ 11.02	$ 10.37	$ 10.35	$ 9.37	$ 9.33
Income from Investment Operations
Net investment income (loss) E	.02 H	.01	(.05)	(.04)	(.02)	.02 I
Net realized and unrealized gain (loss)	2.00	(5.01)	1.52	.88	1.04	.01
Total from investment operations	2.02	(5.00)	1.47	.84	1.02	.03
Distributions from net investment income	-	(.01)	-	-	(.04)	-
Distributions from net realized gain	-	(1.49)	(.83)	(.83)	-	-
Total distributions	-	(1.51) L	(.83)	(.83)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K	.01
Net asset value, end of period	$ 6.53	$ 4.51	$ 11.02	$ 10.37	$ 10.35	$ 9.37
Total Return B,C,D	44.79%	(50.77)%	15.36%	8.19%	10.88%	.43%
Ratios to Average Net Assets F,J
Expenses before reductions	.84% A	.81%	.81%	.80%	.79%	.75%
Expenses net of fee waivers, if any	.84% A	.81%	.81%	.80%	.79%	.75%
Expenses net of all reductions	.84% A	.79%	.79%	.77%	.62%	.68%
Net investment income (loss)	.76% A,H	.19%	(.44)%	(.43)%	(.24)%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,630	$ 25,400	$ 70,788	$ 64,689	$ 78,892	$ 116,831
Portfolio turnover rate G	168% A	237%	213%	269%	249%	118%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .13%. I Investment income per share reflects a special dividend which amounted to $.06 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $1.51 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $1.494 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 4.50	$ 10.97	$ 10.34	$ 10.33	$ 9.71
Income from Investment Operations
Net investment income (loss) E	.02 H	.01	(.06)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.98	(4.99)	1.50	.89	.64
Total from investment operations	2.00	(4.98)	1.44	.83	.62
Distributions from net investment income	-	(.01)	-	-	-
Distributions from net realized gain	-	(1.49)	(.82)	(.83)	-
Total distributions	-	(1.49) L	(.82)	(.83)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	- K
Net asset value, end of period	$ 6.50	$ 4.50	$ 10.97	$ 10.34	$ 10.33
Total Return B,C,D	44.44%	(50.74)%	15.15%	8.10%	6.39%
Ratios to Average Net Assets F,J
Expenses before reductions	.95% A	.90%	.93%	.93%	.97%
Expenses net of fee waivers, if any	.95% A	.90%	.93%	.93%	.97%
Expenses net of all reductions	.95% A	.89%	.91%	.90%	.80%
Net investment income (loss)	.65% A,H	.10%	(.56)%	(.56)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,385	$ 12,903	$ 34,367	$ 15,939	$ 5,809
Portfolio turnover rate G	168% A	237%	213%	269%	249%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .02%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $1.49 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $1.485 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Technology Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,539,291
Unrealized depreciation	(6,709,338)
Net unrealized appreciation (depreciation)	$ 7,829,953
Cost for federal income tax purposes	$ 82,066,873

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,544,057 and $46,529,560, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets.The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 16,656
Investor Class	19,654
$ 36,310

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,025 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $127 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,483 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 62,217
Investor Class	-	15,654
Total	$ -	$ 77,871
From net realized gain
Initial Class	$ -	$ 8,440,333
Investor Class	-	3,981,376
Total	$ -	$ 12,421,709

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	3,421,265	1,178,491	$ 18,714,540	$ 8,240,629
Reinvestment of distributions	-	1,143,754	-	8,502,550
Shares redeemed	(379,772)	(3,119,510)	(1,703,137)	(22,814,157)
Net increase (decrease)	3,041,493	(797,265)	$ 17,011,403	$ (6,070,978)
Investor Class
Shares sold	2,347,395	1,576,768	$ 13,005,129	$ 12,608,557
Reinvestment of distributions	-	538,625	-	3,997,030
Shares redeemed	(391,600)	(2,379,042)	(1,897,584)	(16,521,194)
Net increase (decrease)	1,955,795	(263,649)	$ 11,107,545	$ 84,393

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTECIC-SANN-0809
1.817388.104

Fidelity® Variable Insurance Products:
Telecommunications Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	1.00%
Actual		$ 1,000.00	$ 1,266.10	$ 5.62
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Investor Class	1.08%
Actual		$ 1,000.00	$ 1,266.70	$ 6.07
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	22.3	8.8
Verizon Communications, Inc.	16.8	11.6
Sprint Nextel Corp.	9.7	3.4
American Tower Corp. Class A	4.7	2.6
MTN Group Ltd.	3.8	0.2
Qwest Communications International, Inc.	3.7	9.4
China Telecom Corp. Ltd. sponsored ADR	3.3	0.0
China Unicom (Hong Kong) Ltd. sponsored ADR	2.4	2.0
Starent Networks Corp.	2.3	4.8
Virgin Media, Inc.	2.2	3.1
	71.2
Top Industries (% of fund's net assets)
As of June 30, 2009
Diversified Telecommunication Services	55.2%
Wireless Telecommunication Services	26.0%
Media	7.4%
Communications Equipment	2.5%
Software	1.5%
All Others*	7.4%

As of December 31, 2008
Diversified Telecommunication Services	51.9%
Wireless Telecommunication Services	21.1%
Media	10.4%
Communications Equipment	5.2%
Software	3.8%
All Others*	7.6%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.5%
Communications Equipment - 2.5%
Aruba Networks, Inc. (a)	5	$ 44
F5 Networks, Inc. (a)	40	1,384
Infinera Corp. (a)	1,400	12,782
Nortel Networks Corp. (a)	100	16
Polycom, Inc. (a)	100	2,027
Sandvine Corp. (a)	100	114
Sonus Networks, Inc. (a)	1,800	2,898
Starent Networks Corp. (a)	7,788	190,105
		209,370
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	60	8,546
DIVERSIFIED TELECOMMUNICATION SERVICES - 55.2%
Alternative Carriers - 3.3%
Cable & Wireless PLC	309	677
Cogent Communications Group, Inc. (a)	2,006	16,349
Global Crossing Ltd. (a)	9,619	88,302
Iliad Group SA	10	970
Level 3 Communications, Inc. (a)	36,692	55,405
PAETEC Holding Corp. (a)	2,000	5,400
tw telecom, inc. (a)	10,633	109,201
		276,304
Integrated Telecommunication Services - 51.9%
AT&T, Inc.	75,083	1,865,059
BT Group PLC	109	183
Cbeyond, Inc. (a)	5,350	76,773
China Telecom Corp. Ltd. sponsored ADR	5,500	273,680
China Unicom (Hong Kong) Ltd. sponsored ADR	14,800	197,432
Cincinnati Bell, Inc. (a)	7,000	19,880
Embarq Corp.	500	21,030
FairPoint Communications, Inc.	522	313
Hellenic Telecommunications Organization SA	37	566
NTELOS Holdings Corp.	36	663
PT Telkomunikasi Indonesia Tbk Series B	11,000	8,082
Qwest Communications International, Inc.	74,255	308,158
Telecom Italia SpA sponsored ADR	400	5,504
Telefonica SA sponsored ADR	2,000	135,780
Telenor ASA (a)	100	769
Telenor ASA sponsored ADR	70	1,614
Telkom SA Ltd.	100	493

	Shares	Value
Verizon Communications, Inc.	45,500	$ 1,398,215
Windstream Corp.	2,293	19,169
		4,333,363
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		4,609,667
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
SAVVIS, Inc.	801	9,179
MEDIA - 7.4%
Cable & Satellite - 7.4%
Cablevision Systems Corp. - NY Group Class A	5,300	102,873
Comcast Corp. Class A	12,100	175,329
Dish TV India Ltd. (a)	112	90
The DIRECTV Group, Inc. (a)	6,121	151,250
Virgin Media, Inc.	19,900	186,065
		615,607
SOFTWARE - 1.5%
Application Software - 1.5%
Gameloft (a)	22,614	84,060
OnMobile Global Ltd. (a)	3,948	35,978
Synchronoss Technologies, Inc. (a)	137	1,681
		121,719
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	3,689	4,611
TOTAL SOFTWARE		126,330
WIRELESS TELECOMMUNICATION SERVICES - 26.0%
Wireless Telecommunication Services - 26.0%
American Tower Corp. Class A (a)	12,400	390,972
Centennial Communications Corp. Class A (a)	2,800	23,408
Clearwire Corp. Class A (a)	19,390	107,227
Crown Castle International Corp. (a)	4,017	96,488
Idea Cellular Ltd. (a)	63	94
Leap Wireless International, Inc. (a)	1,792	59,011
MetroPCS Communications, Inc. (a)	950	12,645
MTN Group Ltd.	20,475	314,128
NII Holdings, Inc. (a)	2,300	43,861
Rogers Communications, Inc. Class B (non-vtg.)	60	1,542
SBA Communications Corp. Class A (a)	5,218	128,050
Sprint Nextel Corp. (a)	168,168	808,888
Syniverse Holdings, Inc. (a)	832	13,337
Telephone & Data Systems, Inc.	490	13,867
Vodafone Group PLC sponsored ADR	7,900	153,971
		2,167,489
TOTAL COMMON STOCKS (Cost $8,025,928)		7,746,188
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b) (Cost $182,858)	182,858	$ 182,858
TOTAL INVESTMENT PORTFOLIO - 95.0% (Cost $8,208,786)	7,929,046
NET OTHER ASSETS - 5.0%	418,883
NET ASSETS - 100%	$ 8,347,929
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 840
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 615,607	$ 615,607	$ -	$ -
Information Technology	353,425	353,409	-	16
Telecommunication Services	6,777,156	6,776,973	183	-
Money Market Funds	182,858	182,858	-	-
Total Investments in Securities:	$ 7,929,046	$ 7,928,847	$ 183	$ 16
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(10)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	26
Ending Balance	$ 16
Total unrealized gain (loss) on investments held at June 30, 2009	$ (10)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.4%
South Africa	3.8%
China	3.3%
Hong Kong	2.4%
United Kingdom	1.8%
Spain	1.6%
Bermuda	1.0%
France	1.0%
Others (individually less than 1%)	0.7%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $1,999,657 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $155,608 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,025,928)	$ 7,746,188
Fidelity Central Funds (cost $182,858)	182,858
Total Investments (cost $8,208,786)		$ 7,929,046
Receivable for investments sold		399,842
Receivable for fund shares sold		31,700
Dividends receivable		8,960
Distributions receivable from Fidelity Central Funds		44
Prepaid expenses		17
Receivable from investment adviser for expense reductions		4,620
Other receivables		947
Total assets		8,375,176

Liabilities
Payable for fund shares redeemed	$ 10
Accrued management fee	4,039
Other affiliated payables	1,019
Other payables and accrued expenses	22,179
Total liabilities		27,247

Net Assets		$ 8,347,929
Net Assets consist of:
Paid in capital		$ 11,571,867
Undistributed net investment income		8,669
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,952,680)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(279,927)
Net Assets		$ 8,347,929

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($4,552,826 ÷ 747,434 shares)	$ 6.09

Investor Class: Net Asset Value, offering price and redemption price per share ($3,795,103 ÷ 624,523 shares)	$ 6.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 36,843
Interest		9
Income from Fidelity Central Funds		840
Total income		37,692

Expenses
Management fee	$ 15,744
Transfer agent fees	6,486
Accounting fees and expenses	1,084
Custodian fees and expenses	9,992
Independent trustees' compensation	18
Audit	15,540
Legal	2
Miscellaneous	635
Total expenses before reductions	49,501
Expense reductions	(20,478)	29,023
Net investment income (loss)		8,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(492,260)
Foreign currency transactions	(263)
Total net realized gain (loss)		(492,523)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,733,596
Assets and liabilities in foreign currencies	18
Total change in net unrealized appreciation (depreciation)		1,733,614
Net gain (loss)		1,241,091
Net increase (decrease) in net assets resulting from operations		$ 1,249,760

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,669	$ 66,311
Net realized gain (loss)	(492,523)	(2,213,104)
Change in net unrealized appreciation (depreciation)	1,733,614	(1,315,009)
Net increase (decrease) in net assets resulting from operations	1,249,760	(3,461,802)
Distributions to shareholders from net investment income	-	(68,515)
Share transactions - net increase (decrease)	3,913,041	(1,545,159)
Redemption fees	3,864	2,509
Total increase (decrease) in net assets	5,166,665	(5,072,967)

Net Assets
Beginning of period	3,181,264	8,254,231
End of period (including undistributed net investment income of $8,669 and $0, respectively)	$ 8,347,929	$ 3,181,264

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.81	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.09	.05
Net realized and unrealized gain (loss)	1.27	(4.53)	(.17)
Total from investment operations	1.28	(4.44)	(.12)
Distributions from net investment income	-	(.11)	(.05)
Distributions from net realized gain	-	-	(.48)
Total distributions	-	(.11)	(.53)
Redemption fees added to paid in capitalE	-J	-J	.01
Net asset value, end of period	$ 6.09	$ 4.81	$ 9.36
Total ReturnB, C, D	26.61%	(47.41)%	(1.18)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.72%A	2.07%	1.37%A
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%A
Expenses net of all reductions	.99%A	.99%	1.00%A
Net investment income (loss)	.35%A	1.32%	.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,553	$ 1,549	$ 3,956
Portfolio turnover rateG	226%A	203%	160%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 24, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.80	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	.09	.04
Net realized and unrealized gain (loss)	1.27	(4.53)	(.17)
Total from investment operations	1.28	(4.44)	(.13)
Distributions from net investment income	-	(.11)	(.05)
Distributions from net realized gain	-	-	(.48)
Total distributions	-	(.11)	(.53)
Redemption fees added to paid in capitalE	-J	-J	.01
Net asset value, end of period	$ 6.08	$ 4.80	$ 9.35
Total ReturnB, C, D	26.67%	(47.46)%	(1.28)%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.81%A	2.15%	1.50%A
Expenses net of fee waivers, if any	1.08%A	1.09%	1.15%A
Expenses net of all reductions	1.08%A	1.08%	1.15%A
Net investment income (loss)	.27%A	1.23%	.48%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,795	$ 1,632	$ 4,298
Portfolio turnover rateG	226%A	203%	160%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 24, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Telecommunications Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 674,517
Unrealized depreciation	(1,198,792)
Net unrealized appreciation (depreciation)	$ (524,275)
Cost for federal income tax purposes	$ 8,453,321

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,637,282 and $6,038,924, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,707
Investor Class	3,779
$ 6,486

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,054 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.00%	$ 10,690
Investor Class	1.08%	9,760
		$ 20,450

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $28 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 34,167
Investor Class	-	34,348
Total	$ -	$ 68,515

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	700,166	166,405	$ 3,908,848	$ 1,029,476
Reinvestment of distributions	-	7,239	-	34,167
Shares redeemed	(274,546)	(274,366)	(1,537,013)	(1,833,477)
Net increase (decrease)	425,620	(100,722)	$ 2,371,835	$ (769,834)
Investor Class
Shares sold	533,642	149,553	$ 2,967,382	$ 986,673
Reinvestment of distributions	-	7,293	-	34,348
Shares redeemed	(248,900)	(276,604)	(1,426,176)	(1,796,346)
Net increase (decrease)	284,742	(119,758)	$ 1,541,206	$ (775,325)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong)
Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VTELP-SANN-0809
1.851007.102

Fidelity® Variable Insurance Products:
Utilities Portfolio

Semiannual Report

June 30, 2009(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.82%
Actual		$ 1,000.00	$ 993.90	$ 4.05
Hypothetical A		$ 1,000.00	$ 1,020.73	$ 4.11
Investor Class	.93%
Actual		$ 1,000.00	$ 992.60	$ 4.59
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
American Electric Power Co., Inc.	13.4	6.0
FirstEnergy Corp.	9.7	5.7
Constellation Energy Group, Inc.	7.5	1.1
Sempra Energy	7.3	4.3
Entergy Corp.	6.0	7.0
CenterPoint Energy, Inc.	5.3	0.0
NRG Energy, Inc.	5.0	1.5
Exelon Corp.	4.8	11.2
FPL Group, Inc.	4.8	5.4
Southern Co.	4.7	0.0
	68.5
Top Industries (% of fund's net assets)
As of June 30, 2009
Electric Utilities	49.2%
Multi-utilities	25.2%
Independent Power Producers & Energy Traders	18.6%
Gas Utilities	2.1%
All Others*	4.9%

As of December 31, 2008
Electric Utilities	63.3%
Multi-utilities	24.2%
Independent Power Producers & Energy Traders	5.0%
Gas Utilities	2.4%
Diversified Financial Services	0.4%
All Others*	4.7%

* Includes short-term investments and net other assets.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
ELECTRIC UTILITIES - 49.2%
Electric Utilities - 49.2%
American Electric Power Co., Inc.	181,878	$ 5,254,454
Entergy Corp.	30,449	2,360,406
Exelon Corp.	37,000	1,894,770
FirstEnergy Corp.	97,857	3,791,959
FPL Group, Inc.	32,800	1,865,008
NV Energy, Inc.	100,100	1,080,079
Pinnacle West Capital Corp.	39,400	1,187,910
Southern Co.	59,600	1,857,136
		19,291,722
GAS UTILITIES - 2.1%
Gas Utilities - 2.1%
EQT Corp.	23,700	827,367
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 18.6%
Independent Power Producers & Energy Traders - 18.6%
AES Corp.	109,350	1,269,554
Black Hills Corp.	4,548	104,559
Calpine Corp. (a)	34,900	389,135
Constellation Energy Group, Inc.	111,300	2,958,354
NRG Energy, Inc. (a)	76,000	1,972,960
RRI Energy, Inc. (a)	122,895	615,704
		7,310,266
MULTI-UTILITIES - 25.2%
Multi-Utilities - 25.2%
CenterPoint Energy, Inc.	187,200	2,074,176

	Shares	Value
CMS Energy Corp.	73,800	$ 891,504
PG&E Corp.	46,045	1,769,970
Sempra Energy	57,500	2,853,725
TECO Energy, Inc.	155,400	1,853,922
Wisconsin Energy Corp.	10,800	439,668
		9,882,965
TOTAL COMMON STOCKS (Cost $38,521,712)		37,312,320
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.40% (b) (Cost $478,849)	478,849	478,849
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $39,000,561)	37,791,169
NET OTHER ASSETS - 3.7%	1,462,287
NET ASSETS - 100%	$ 39,253,456
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,766
Fidelity Securities Lending Cash Central Fund	1,026
Total	$ 2,792
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $3,279,978 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $1,820,843 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $38,521,712)	$ 37,312,320
Fidelity Central Funds (cost $478,849)	478,849
Total Investments (cost $39,000,561)		$ 37,791,169
Receivable for investments sold		1,950,932
Receivable for fund shares sold		5,909
Dividends receivable		89,533
Distributions receivable from Fidelity Central Funds		143
Prepaid expenses		279
Total assets		39,837,965

Liabilities
Payable for investments purchased	$ 523,215
Payable for fund shares redeemed	19,541
Accrued management fee	18,058
Other affiliated payables	4,357
Other payables and accrued expenses	19,338
Total liabilities		584,509

Net Assets		$ 39,253,456
Net Assets consist of:
Paid in capital		$ 55,406,854
Undistributed net investment income		630,960
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,574,966)
Net unrealized appreciation (depreciation) on investments		(1,209,392)
Net Assets		$ 39,253,456

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($24,790,389 ÷ 3,064,538 shares)	$ 8.09

Investor Class: Net Asset Value, offering price and redemption price per share ($14,463,067 ÷ 1,794,407 shares)	$ 8.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 805,496
Interest		1,693
Income from Fidelity Central Funds		2,792
Total income		809,981

Expenses
Management fee	$ 118,514
Transfer agent fees	29,870
Accounting and security lending fees	8,229
Custodian fees and expenses	3,002
Independent trustees' compensation	179
Audit	17,498
Legal	36
Miscellaneous	1,870
Total expenses before reductions	179,198
Expense reductions	(177)	179,021

Net investment income (loss)		630,960
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,454,359)
Foreign currency transactions	(202)
Total net realized gain (loss)		(7,454,561)
Change in net unrealized appreciation (depreciation) on investment securities		5,470,889
Net gain (loss)		(1,983,672)
Net increase (decrease) in net assets resulting from operations		$ (1,352,712)

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 630,960	$ 1,515,249
Net realized gain (loss)	(7,454,561)	(7,922,274)
Change in net unrealized appreciation (depreciation)	5,470,889	(28,563,857)
Net increase (decrease) in net assets resulting from operations	(1,352,712)	(34,970,882)
Distributions to shareholders from net investment income	-	(1,542,657)
Distributions to shareholders from net realized gain	-	(278,438)
Total distributions	-	(1,821,095)
Share transactions - net increase (decrease)	(9,680,859)	(39,256,959)
Redemption fees	8,986	25,756
Total increase (decrease) in net assets	(11,024,585)	(76,023,180)

Net Assets
Beginning of period	50,278,041	126,301,221
End of period (including undistributed net investment income of $630,960 and undistributed net investment income of $0, respectively)	$ 39,253,456	$ 50,278,041

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 13.09	$ 11.29	$ 9.53	$ 9.14	$ 7.42
Income from Investment Operations
Net investment income (loss) E	.12	.20	.21	.24	.17	.17 H
Net realized and unrealized gain (loss)	(.17)	(4.86)	2.12	2.76	.71	1.65
Total from investment operations	(.05)	(4.66)	2.33	3.00	.88	1.82
Distributions from net investment income	-	(.26)	(.25)	(.14)	(.19)	(.11)
Distributions from net realized gain	-	(.03)	(.29)	(1.10)	(.30)	-
Total distributions	-	(.29)	(.54)	(1.24) L	(.49) K	(.11)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	.01
Net asset value, end of period	$ 8.09	$ 8.14	$ 13.09	$ 11.29	$ 9.53	$ 9.14
Total Return B, C, D	(.61)%	(35.61)%	20.67%	31.79%	9.54%	24.61%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.75%	.73%	.81%	.83%	1.04%
Expenses net of fee waivers, if any	.82% A	.75%	.73%	.81%	.83%	1.04%
Expenses net of all reductions	.81% A	.74%	.73%	.80%	.80%	1.00%
Net investment income (loss)	3.07% A	1.81%	1.65%	2.20%	1.81%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,790	$ 31,760	$ 84,105	$ 77,153	$ 36,444	$ 38,182
Portfolio turnover rate G	270% A	112%	90%	139%	100%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.295 per share. L Total distributions of $1.24 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.105 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.12	$ 13.05	$ 11.26	$ 9.52	$ 9.72
Income from Investment Operations
Net investment income (loss) E	.11	.19	.19	.23	.05
Net realized and unrealized gain (loss)	(.17)	(4.84)	2.12	2.75	.24
Total from investment operations	(.06)	(4.65)	2.31	2.98	.29
Distributions from net investment income	-	(.25)	(.24)	(.13)	(.20)
Distributions from net realized gain	-	(.03)	(.29)	(1.10)	(.30)
Total distributions	-	(.28)	(.53)	(1.24) L	(.49) K
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J
Net asset value, end of period	$ 8.06	$ 8.12	$ 13.05	$ 11.26	$ 9.52
Total Return B, C, D	(.74)%	(35.65)%	20.53%	31.56%	2.94%
Ratios to Average Net Assets F, I
Expenses before reductions	.93% A	.84%	.84%	.96%	1.16% A
Expenses net of fee waivers, if any	.93% A	.84%	.84%	.96%	1.16% A
Expenses net of all reductions	.93% A	.84%	.84%	.96%	1.12% A
Net investment income (loss)	2.95% A	1.72%	1.53%	2.04%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,463	$ 18,518	$ 42,196	$ 18,889	$ 1,150
Portfolio turnover rate G	270% A	112%	90%	139%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.295 per share. L Total distributions of $1.24 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $1.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Utilities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,858,477
Unrealized depreciation	(5,207,253)
Net unrealized appreciation (depreciation)	$ (3,348,776)
Cost for federal income tax purposes	$ 41,139,945

Trading (Redemption) Fees. Shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $55,539,517 and $64,144,774, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 13,109
Investor Class	16,761
$ 29,870

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,610 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $146 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,026.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $177 for the period

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 992,400
Investor Class	-	550,257
Total	$ -	$ 1,542,657
From net realized gain
Initial Class	$ -	$ 185,094
Investor Class	-	93,344
Total	$ -	$ 278,438

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	66,087	534,178	$ 521,926	$ 5,586,449
Reinvestment of distributions	-	140,658	-	1,177,495
Shares redeemed	(900,955)	(3,198,980)	(6,649,842)	(35,570,008)
Net increase (decrease)	(834,868)	(2,524,144)	$ (6,127,916)	$ (28,806,064)
Investor Class
Shares sold	142,300	603,317	$ 1,117,899	$ 6,888,002
Reinvestment of distributions	-	77,430	-	643,601
Shares redeemed	(628,516)	(1,633,572)	(4,670,842)	(17,982,498)
Net increase (decrease)	(486,216)	(952,825)	$ (3,552,943)	$ (10,450,895)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VTELIC-SANN-0809
1.817394.104

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.85%
Actual		$ 1,000.00	$ 1,030.90	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.94%
Actual		$ 1,000.00	$ 1,031.00	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Service Class 2	1.08%
Actual		$ 1,000.00	$ 1,031.00	$ 5.44
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Investor Class	.93%
Actual		$ 1,000.00	$ 1,031.00	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.8	4.5
Chevron Corp.	3.6	3.4
Bank of America Corp.	3.6	3.1
Wells Fargo & Co.	3.5	3.4
Occidental Petroleum Corp.	3.2	1.7
AT&T, Inc.	3.0	3.7
Pfizer, Inc.	2.9	0.9
Verizon Communications, Inc.	2.3	2.6
Goldman Sachs Group, Inc.	1.9	0.6
Morgan Stanley	1.7	0.5
	30.5
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	24.7
Energy	18.7	16.5
Industrials	10.0	8.7
Health Care	9.9	11.2
Consumer Discretionary	9.2	9.4
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks 99.6%		Stocks 99.5%
	Bonds 0.1%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	10.5%	** Foreign investments	13.0%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.9%
Autoliv, Inc.	1,400	$ 40,278
Johnson Controls, Inc.	9,200	199,824
The Goodyear Tire & Rubber Co. (a)	5,500	61,930
		302,032
Automobiles - 0.2%
Renault SA (a)	2,000	73,417
Hotels, Restaurants & Leisure - 0.2%
Wyndham Worldwide Corp.	4,000	48,480
Household Durables - 2.8%
Black & Decker Corp.	4,800	137,568
Centex Corp.	29,800	252,108
KB Home (d)	30,500	417,240
Pulte Homes, Inc.	8,700	76,821
Whirlpool Corp.	1,700	72,352
		956,089
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	18,700	263,670
News Corp. Class A	12,000	109,320
Time Warner Cable, Inc.	2,562	81,139
Time Warner, Inc.	9,600	241,824
		695,953
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	3,500	145,215
Home Depot, Inc.	6,750	159,503
Lowe's Companies, Inc.	11,200	217,392
Ross Stores, Inc.	4,100	158,260
Staples, Inc.	16,400	330,788
Williams-Sonoma, Inc.	5,400	64,098
		1,075,256
TOTAL CONSUMER DISCRETIONARY		3,151,227
CONSUMER STAPLES - 5.2%
Beverages - 0.8%
Anheuser-Busch InBev NV	4,220	152,365
The Coca-Cola Co.	2,800	134,372
		286,737
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	10,500	334,635
Kroger Co.	4,500	99,225
Winn-Dixie Stores, Inc. (a)	8,100	101,574
		535,434
Food Products - 1.6%
Cermaq ASA	6,700	53,384
Marine Harvest ASA (a)	126,000	84,624
Nestle SA (Reg.)	6,147	231,531

	Shares	Value
Ralcorp Holdings, Inc. (a)	1,800	$ 109,656
Tyson Foods, Inc. Class A	6,100	76,921
		556,116
Household Products - 0.8%
Energizer Holdings, Inc. (a)	1,900	99,256
Procter & Gamble Co.	3,400	173,740
		272,996
Tobacco - 0.4%
British American Tobacco PLC sponsored ADR	2,100	117,180
TOTAL CONSUMER STAPLES		1,768,463
ENERGY - 18.7%
Energy Equipment & Services - 4.2%
BJ Services Co.	6,400	87,232
ENSCO International, Inc.	3,550	123,789
Helmerich & Payne, Inc.	1,400	43,218
Nabors Industries Ltd. (a)	20,700	322,506
National Oilwell Varco, Inc. (a)	7,326	239,267
Noble Corp.	5,400	163,350
Transocean Ltd. (a)	2,700	200,583
Weatherford International Ltd. (a)	14,100	275,796
		1,455,741
Oil, Gas & Consumable Fuels - 14.5%
Chesapeake Energy Corp.	18,800	372,804
Chevron Corp.	18,900	1,252,125
ConocoPhillips	8,098	340,602
EOG Resources, Inc.	3,900	264,888
EXCO Resources, Inc. (a)	3,300	42,636
Exxon Mobil Corp.	7,400	517,334
Marathon Oil Corp.	15,100	454,963
Occidental Petroleum Corp.	16,500	1,085,865
Petro-Canada	1,600	61,793
Petrohawk Energy Corp. (a)	8,300	185,090
Plains Exploration & Production Co. (a)	4,500	123,120
Range Resources Corp.	3,800	157,358
Valero Energy Corp.	6,100	103,029
		4,961,607
TOTAL ENERGY		6,417,348
FINANCIALS - 24.6%
Capital Markets - 5.2%
Charles Schwab Corp.	4,568	80,123
Franklin Resources, Inc.	1,900	136,819
Goldman Sachs Group, Inc.	4,400	648,736
KKR Private Equity Investors, LP (a)	14,138	84,828
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	1,700	10,200
Morgan Stanley	20,400	581,604
State Street Corp.	4,900	231,280
		1,773,590
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 4.7%
PNC Financial Services Group, Inc.	8,600	$ 333,766
U.S. Bancorp, Delaware	4,300	77,056
Wells Fargo & Co.	49,876	1,209,992
		1,620,814
Consumer Finance - 0.7%
Capital One Financial Corp.	6,800	148,784
Discover Financial Services	8,000	82,160
		230,944
Diversified Financial Services - 8.6%
Bank of America Corp.	94,732	1,250,462
CIT Group, Inc.	12,491	26,856
JPMorgan Chase & Co.	48,396	1,650,787
KKR Financial Holdings LLC	21,200	19,716
		2,947,821
Insurance - 4.2%
ACE Ltd.	7,120	314,918
Allied World Assurance Co. Holdings Ltd.	1,800	73,494
Argo Group International Holdings, Ltd. (a)	1,652	46,619
Everest Re Group Ltd.	4,400	314,908
Genworth Financial, Inc. Class A (non-vtg.)	10,200	71,298
Lincoln National Corp.	3,200	55,072
Loews Corp.	1,900	52,060
MetLife, Inc.	5,400	162,054
PartnerRe Ltd.	1,500	97,425
The Travelers Companies, Inc.	3,648	149,714
Unum Group	4,000	63,440
XL Capital Ltd. Class A	4,500	51,570
		1,452,572
Real Estate Investment Trusts - 0.6%
Alexandria Real Estate Equities, Inc.	1,800	64,422
Duke Realty LP	3,700	32,449
ProLogis Trust	4,700	37,882
SL Green Realty Corp.	2,400	55,056
		189,809
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	23,400	219,024
TOTAL FINANCIALS		8,434,574
HEALTH CARE - 9.9%
Biotechnology - 1.2%
Amgen, Inc. (a)	4,500	238,230
Biogen Idec, Inc. (a)	2,800	126,420
Cephalon, Inc. (a)	900	50,985
		415,635
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	1,900	100,624

	Shares	Value
Boston Scientific Corp. (a)	16,200	$ 164,268
Covidien PLC	11,282	422,398
		687,290
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc.	8,000	77,920
CIGNA Corp.	5,400	130,086
Medco Health Solutions, Inc. (a)	1,100	50,171
		258,177
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	1,300	53,001
Pharmaceuticals - 5.8%
Allergan, Inc.	1,800	85,644
King Pharmaceuticals, Inc. (a)	4,700	45,261
Merck & Co., Inc.	20,500	573,180
Pfizer, Inc.	65,800	987,000
Sepracor, Inc. (a)	4,500	77,940
Wyeth	4,660	211,517
		1,980,542
TOTAL HEALTH CARE		3,394,645
INDUSTRIALS - 9.9%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	14,200	445,880
Northrop Grumman Corp.	1,100	50,248
United Technologies Corp.	1,900	98,724
		594,852
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	1,700	84,983
Airlines - 0.1%
Delta Air Lines, Inc. (a)	6,000	34,740
Building Products - 1.0%
Masco Corp.	27,700	265,366
Owens Corning (a)	5,200	66,456
		331,822
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	5,445	132,912
Electrical Equipment - 0.4%
Acuity Brands, Inc.	1,700	47,685
Regal-Beloit Corp.	2,500	99,300
		146,985
Industrial Conglomerates - 2.3%
General Electric Co.	42,940	503,257
Siemens AG sponsored ADR (d)	2,700	186,813
Textron, Inc.	10,800	104,328
		794,398
Machinery - 1.2%
Cummins, Inc.	6,100	214,781
Deere & Co.	3,200	127,840
Ingersoll-Rand Co. Ltd. Class A	3,100	64,790
		407,411
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 2.5%
Con-way, Inc.	4,800	$ 169,488
CSX Corp.	6,700	232,021
Ryder System, Inc.	2,900	80,968
Union Pacific Corp.	7,000	364,420
		846,897
TOTAL INDUSTRIALS		3,375,000
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	12,000	223,680
Juniper Networks, Inc. (a)	3,800	89,680
		313,360
Computers & Peripherals - 2.0%
Hewlett-Packard Co.	14,600	564,290
NCR Corp. (a)	8,700	102,921
		667,211
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,000	31,640
Arrow Electronics, Inc. (a)	5,800	123,192
Avnet, Inc. (a)	10,200	214,506
Flextronics International Ltd. (a)	16,300	66,993
Tyco Electronics Ltd.	6,782	126,077
		562,408
Internet Software & Services - 0.4%
eBay, Inc. (a)	8,000	137,040
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	21,300	233,661
ASML Holding NV (NY Shares)	3,400	73,610
Atmel Corp. (a)	17,700	66,021
KLA-Tencor Corp.	2,600	65,650
Lam Research Corp. (a)	5,300	137,800
Maxim Integrated Products, Inc.	3,400	53,346
MEMC Electronic Materials, Inc. (a)	3,200	56,992
Novellus Systems, Inc. (a)	4,400	73,480
ON Semiconductor Corp. (a)	4,100	28,126
		788,686
Software - 0.3%
Microsoft Corp.	4,000	95,080
TOTAL INFORMATION TECHNOLOGY		2,563,785
MATERIALS - 3.6%
Chemicals - 1.1%
Albemarle Corp.	5,010	128,106

	Shares	Value
Celanese Corp. Class A	3,700	$ 87,875
Dow Chemical Co.	10,300	166,242
		382,223
Construction Materials - 0.1%
Vulcan Materials Co.	1,100	47,410
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	3,800	106,438
Temple-Inland, Inc.	8,400	110,208
		216,646
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd. (Canada)	1,100	57,946
ArcelorMittal SA (NY Shares) Class A	3,500	115,780
Commercial Metals Co.	3,400	54,502
Freeport-McMoRan Copper & Gold, Inc. Class B	3,800	190,418
Newcrest Mining Ltd.	5,853	143,878
Steel Dynamics, Inc.	2,600	38,298
		600,822
TOTAL MATERIALS		1,247,101
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	41,540	1,031,854
Qwest Communications International, Inc.	24,700	102,505
Verizon Communications, Inc.	25,100	771,323
		1,905,682
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	31,000	149,110
TOTAL TELECOMMUNICATION SERVICES		2,054,792
UTILITIES - 5.0%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	5,000	144,450
Entergy Corp.	2,600	201,552
Exelon Corp.	5,300	271,413
FirstEnergy Corp.	4,900	189,875
		807,290
Independent Power Producers & Energy Traders - 0.9%
AES Corp.	12,100	140,481
NRG Energy, Inc. (a)	6,900	179,124
		319,605
Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	4,700	52,076
CMS Energy Corp.	5,900	71,272
PG&E Corp.	3,500	134,540
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	3,800	$ 188,594
Wisconsin Energy Corp.	3,200	130,272
		576,754
TOTAL UTILITIES		1,703,649
TOTAL COMMON STOCKS (Cost $45,697,374)		34,110,584
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75% (Cost $35,000)	700	12,073
Convertible Bonds - 0.1%
Principal Amount
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13 (Cost $20,000)	$ 20,000	20,066
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	220,303	$ 220,303
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	593,400	593,400
TOTAL MONEY MARKET FUNDS (Cost $813,703)		813,703
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $46,566,077)		34,956,426
NET OTHER ASSETS - (2.1)%		(716,483)
NET ASSETS - 100%		$ 34,239,943
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,200 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 685
Fidelity Securities Lending Cash Central Fund	832
Total	$ 1,517
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,151,227	$ 3,151,227	$ -	$ -
Consumer Staples	1,768,463	1,768,463	-	-
Energy	6,417,348	6,417,348	-	-
Financials	8,446,647	8,434,574	12,073	-
Health Care	3,394,645	3,394,645	-	-
Industrials	3,375,000	3,375,000	-	-
Information Technology	2,563,785	2,563,785	-	-
Materials	1,247,101	1,247,101	-	-
Telecommunication Services	2,054,792	2,054,792	-	-
Utilities	1,703,649	1,703,649	-	-
Corporate Bonds	20,066	-	20,066	-
Money Market Funds	813,703	813,703	-	-
Total Investments in Securities:	$ 34,956,426	$ 34,924,287	$ 32,139	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.5%
Switzerland	3.5%
Bermuda	2.1%
Ireland	1.2%
Others (individually less than 1%)	3.7%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $11,836,329 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $2,990,532 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $562,618) - See accompanying schedule: Unaffiliated issuers (cost $45,752,374)	$ 34,142,723
Fidelity Central Funds (cost $813,703)	813,703
Total Investments (cost $46,566,077)		$ 34,956,426
Receivable for investments sold		3,017,539
Receivable for fund shares sold		202
Dividends receivable		43,066
Interest receivable		137
Distributions receivable from Fidelity Central Funds		48
Prepaid expenses		279
Receivable from investment adviser for expense reductions		711
Total assets		38,018,408

Liabilities
Payable for investments purchased	$ 3,070,325
Payable for fund shares redeemed	49,895
Accrued management fee	16,685
Distribution fees payable	453
Other affiliated payables	4,421
Other payables and accrued expenses	43,286
Collateral on securities loaned, at value	593,400
Total liabilities		3,778,465

Net Assets		$ 34,239,943
Net Assets consist of:
Paid in capital		$ 68,471,442
Undistributed net investment income		334,248
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,936,324)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(11,629,423)
Net Assets		$ 34,239,943

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($13,531,681 ÷ 1,755,457 shares)	$ 7.71

Service Class: Net Asset Value, offering price and redemption price per share ($730,246 ÷ 94,836 shares)	$ 7.70

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,721,882 ÷ 224,327 shares)	$ 7.68

Investor Class: Net Asset Value, offering price and redemption price per share ($18,256,134 ÷ 2,371,986 shares)	$ 7.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends		$ 519,166
Interest		140
Income from Fidelity Central Funds		1,517
Total income		520,823

Expenses
Management fee	$ 107,887
Transfer agent fees	30,301
Distribution fees	2,642
Accounting and security lending fees	7,458
Custodian fees and expenses	5,449
Independent trustees' compensation	161
Audit	18,793
Legal	31
Miscellaneous	1,737
Total expenses before reductions	174,459
Expense reductions	(2,014)	172,445
Net investment income (loss)		348,378
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,781,728)
Foreign currency transactions	(1,527)
Total net realized gain (loss)		(6,783,255)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,984,739
Assets and liabilities in foreign currencies	223
Total change in net unrealized appreciation (depreciation)		6,984,962
Net gain (loss)		201,707
Net increase (decrease) in net assets resulting from operations		$ 550,085

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 348,378	$ 1,146,095
Net realized gain (loss)	(6,783,255)	(15,570,917)
Change in net unrealized appreciation (depreciation)	6,984,962	(23,671,296)
Net increase (decrease) in net assets resulting from operations	550,085	(38,096,118)
Distributions to shareholders from net investment income	(58,057)	(1,069,463)
Distributions to shareholders from net realized gain	-	(105,299)
Total distributions	(58,057)	(1,174,762)
Share transactions - net increase (decrease)	(11,662,505)	6,466,333
Total increase (decrease) in net assets	(11,170,477)	(32,804,547)

Net Assets
Beginning of period	45,410,420	78,214,967
End of period (including undistributed net investment income of $334,248 and undistributed net investment income of $43,927, respectively)	$ 34,239,943	$ 45,410,420

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.49	$ 13.89	$ 14.82	$ 13.30	$ 12.28	$ 11.20
Income from Investment Operations
Net investment income (loss) E	.07	.20	.20	.15	.13	.10 H
Net realized and unrealized gain (loss)	.16	(6.39)	.48	1.86	1.11	1.59
Total from investment operations	.23	(6.19)	.68	2.01	1.24	1.69
Distributions from net investment income	(.01)	(.19)	(.21)	(.13)	(.07)	(.08)
Distributions from net realized gain	-	(.02)	(1.40)	(.37)	(.16)	(.53)
Total distributions	(.01)	(.21)	(1.61)	(.49) K	(.22) J	(.61)
Net asset value, end of period	$ 7.71	$ 7.49	$ 13.89	$ 14.82	$ 13.30	$ 12.28
Total Return B, C, D	3.09%	(44.61)%	4.56%	15.18%	10.18%	15.15%
Ratios to Average Net Assets F, I
Expenses before reductions	.85% A	.81%	.80%	.84%	.98%	2.07%
Expenses net of fee waivers, if any	.85% A	.81%	.80%	.84%	.85%	1.00%
Expenses net of all reductions	.85% A	.81%	.80%	.83%	.81%	.96%
Net investment income (loss)	1.89% A	1.79%	1.27%	1.09%	1.00%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,532	$ 18,847	$ 30,300	$ 42,725	$ 37,465	$ 1,944
Portfolio turnover rate G	63% A	95%	98%	94%	75%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.22 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.155 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.365 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 13.86	$ 14.80	$ 13.28	$ 12.26	$ 11.19
Income from Investment Operations
Net investment income (loss) E	.06	.19	.18	.14	.10	.09 H
Net realized and unrealized gain (loss)	.17	(6.38)	.48	1.86	1.13	1.59
Total from investment operations	.23	(6.19)	.66	2.00	1.23	1.68
Distributions from net investment income	(.01)	(.17)	(.20)	(.12)	(.05)	(.08)
Distributions from net realized gain	-	(.02)	(1.40)	(.37)	(.16)	(.53)
Total distributions	(.01)	(.19)	(1.60)	(.48) K	(.21) J	(.61)
Net asset value, end of period	$ 7.70	$ 7.48	$ 13.86	$ 14.80	$ 13.28	$ 12.26
Total Return B, C, D	3.10%	(44.69)%	4.43%	15.11%	10.10%	15.08%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.90%	.89%	.93%	1.42%	2.17%
Expenses net of fee waivers, if any	.94% A	.90%	.89%	.93%	.97%	1.10%
Expenses net of all reductions	.94% A	.90%	.89%	.93%	.93%	1.06%
Net investment income (loss)	1.80% A	1.70%	1.18%	1.00%	.78%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 730	$ 956	$ 2,577	$ 2,458	$ 2,137	$ 1,941
Portfolio turnover rate G	63% A	95%	98%	94%	75%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.155 per share. K Total distributions of $.48 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.365 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.46	$ 13.80	$ 14.75	$ 13.25	$ 12.23	$ 11.18
Income from Investment Operations
Net investment income (loss) E	.06	.18	.15	.12	.08	.07 H
Net realized and unrealized gain (loss)	.17	(6.35)	.48	1.84	1.13	1.59
Total from investment operations	.23	(6.17)	.63	1.96	1.21	1.66
Distributions from net investment income	(.01)	(.15)	(.18)	(.10)	(.04)	(.08)
Distributions from net realized gain	-	(.02)	(1.40)	(.37)	(.16)	(.53)
Total distributions	(.01)	(.17)	(1.58)	(.46) K	(.19) J	(.61)
Net asset value, end of period	$ 7.68	$ 7.46	$ 13.80	$ 14.75	$ 13.25	$ 12.23
Total Return B, C, D	3.10%	(44.77)%	4.22%	14.86%	9.98%	14.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.05%	1.07%	1.14%	1.60%	2.32%
Expenses net of fee waivers, if any	1.08% A	1.05%	1.07%	1.10%	1.12%	1.25%
Expenses net of all reductions	1.08% A	1.05%	1.06%	1.09%	1.08%	1.21%
Net investment income (loss)	1.65% A	1.55%	1.01%	.83%	.63%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,722	$ 2,001	$ 5,724	$ 4,467	$ 2,957	$ 2,581
Portfolio turnover rate G	63% A	95%	98%	94%	75%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.19 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.155 per share. K Total distributions of $.46 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.365 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.48	$ 13.87	$ 14.81	$ 13.30	$ 12.72
Income from Investment Operations
Net investment income (loss) E	.06	.19	.18	.14	.05
Net realized and unrealized gain (loss)	.17	(6.38)	.48	1.86	.61
Total from investment operations	.23	(6.19)	.66	2.00	.66
Distributions from net investment income	(.01)	(.18)	(.20)	(.12)	(.05)
Distributions from net realized gain	-	(.02)	(1.40)	(.37)	(.03)
Total distributions	(.01)	(.20)	(1.60)	(.49) K	(.08) J
Net asset value, end of period	$ 7.70	$ 7.48	$ 13.87	$ 14.81	$ 13.30
Total Return B, C, D	3.10%	(44.67)%	4.41%	15.06%	5.20%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.90%	.91%	.97%	1.15% A
Expenses net of fee waivers, if any	.93% A	.90%	.91%	.97%	1.00% A
Expenses net of all reductions	.93% A	.90%	.91%	.96%	.96% A
Net investment income (loss)	1.81% A	1.71%	1.16%	.96%	.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,256	$ 23,606	$ 39,614	$ 28,274	$ 4,279
Portfolio turnover rate G	63% A	95%	98%	94%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.030 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.365 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Value Leaders Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,917,500
Unrealized depreciation	(15,014,870)
Net unrealized appreciation (depreciation)	$ (13,097,370)
Cost for federal income tax purposes	$ 48,053,796

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,777,707 and $23,036,195, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 389
Service Class 2	2,253
$ 2,642

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 8,188
Service Class	371
Service Class 2	808
Investor Class	20,934
$ 30,301

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,493 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $131 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $832.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Investor Class	.93%	$ 1,908

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $106 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 23,108	$ 460,521
Service Class	1,208	21,104
Service Class 2	2,666	38,328
Investor Class	31,075	549,510
Total	$ 58,057	$ 1,069,463
From net realized gain
Initial Class	$ -	$ 38,367
Service Class	-	3,720
Service Class 2	-	8,161
Investor Class	-	55,051
Total	$ -	$ 105,299

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	194,034	1,249,574	$ 1,401,114	$ 15,002,246
Reinvestment of distributions	3,475	66,157	23,107	498,888
Shares redeemed	(959,975)	(979,932)	(6,802,769)	(10,972,093)
Net increase (decrease)	(762,466)	335,799	$ (5,378,548)	$ 4,529,041
Service Class
Shares sold	1	-	$ -	$ -
Reinvestment of distributions	182	3,185	1,208	24,823
Shares redeemed	(33,114)	(61,406)	(228,918)	(584,123)
Net increase (decrease)	(32,931)	(58,221)	$ (227,710)	$ (559,300)
Service Class 2
Shares sold	57,001	45,542	$ 376,955	$ 514,841
Reinvestment of distributions	402	5,912	2,666	46,489
Shares redeemed	(101,258)	(198,033)	(706,754)	(2,015,823)
Net increase (decrease)	(43,855)	(146,579)	$ (327,133)	$ (1,454,493)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Investor Class
Shares sold	338,775	1,143,976	$ 2,397,677	$ 13,354,389
Reinvestment of distributions	4,680	79,773	31,075	604,561
Shares redeemed	(1,128,707)	(923,568)	(8,157,866)	(10,007,865)
Net increase (decrease)	(785,252)	300,181	$ (5,729,114)	$ 3,951,085

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of 96% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VVL-SANN-0809
1.788834.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2009